UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04098

Name of Registrant:	Vanguard Chester Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:  September 30

Date of reporting period: October 1, 2018—March 31, 2019

Item 1: Reports to Shareholders

Semiannual Report | March 31, 2019 Vanguard PRIMECAP Fund

See the inside front cover for important information about access to your fund’s annual and semiannual shareholder reports.

Important information about access to shareholder reports

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your fund’s annual and semiannual shareholder reports will no longer be sent to you by mail, unless you specifically request them. Instead, you will be notified by mail each time a report is posted on the website and will be provided with a link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.

You may elect to receive paper copies of all future shareholder reports free of charge. If you invest through a financial intermediary, you can contact the intermediary to request that you continue to receive paper copies. If you invest directly with the fund, you can call Vanguard at one of the phone numbers on the back cover of this report or log on to vanguard.com. Your election to receive paper copies will apply to all the funds you hold through an intermediary or directly with Vanguard.

Contents

About Your Fund’s Expenses	1
Financial Statements	4

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

•     Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

•     Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

1

Six Months Ended March 31, 2019
PRIMECAP Fund	Beginning Account Value 9/30/2018	Ending Account Value 3/31/2019	Expenses Paid During Period
Based on Actual Fund Return
Investor Shares	$1,000.00	$947.73	$1.85
Admiral™ Shares	1,000.00	948.04	1.51
Based on Hypothetical 5% Yearly Return
Investor Shares	$1,000.00	$1,023.04	$1.92
Admiral Shares	1,000.00	1,023.39	1.56

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.38% for Investor Shares and 0.31% for Admiral Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (182/365).

2

PRIMECAP Fund

Sector Diversification

As of March 31, 2019

Communication Services	6.0%
Consumer Discretionary	9.9
Consumer Staples	0.0
Energy	1.1
Financials	8.4
Health Care	24.5
Industrials	19.2
Information Technology	30.1
Materials	0.8
Real Estate	0.0

The table reflects the fund’s equity exposure, based on its investments in stocks and stock index futures. Any holdings in short-term reserves are excluded. Sector categories are based on the Global Industry Classification Standard (“GICS”), except for the “Other” category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

3

PRIMECAP Fund

Financial Statements (unaudited)

Statement of Net Assets

As of March 31, 2019

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports will be available on the SEC’s website at www.sec.gov.

			Market
			Value•
		Shares	($000)
Common Stocks (97.6%)
Communication Services (5.8%)
*	Alphabet Inc. Class C	1,275,554	1,496,620
*	Alphabet Inc. Class A	1,259,339	1,482,103
	Walt Disney Co.	2,600,000	288,678
	Activision Blizzard Inc.	5,600,000	254,968
	Comcast Corp. Class A	1,875,000	74,963
*	Charter Communications Inc. Class A	136,000	47,180
*	T-Mobile US Inc.	597,400	41,280
	CBS Corp. Class B	537,767	25,560
*	Netflix Inc.	47,500	16,937
	Entercom Communications Corp. Class A	353,458	1,856
			3,730,145
Consumer Discretionary (9.7%)
*	Alibaba Group Holding Ltd. ADR	8,330,680	1,519,933
	Ross Stores Inc.	8,394,742	781,551
^	Sony Corp. ADR	17,300,106	730,757
1	Whirlpool Corp.	4,169,572	554,094
	TJX Cos. Inc.	9,535,000	507,357
	Carnival Corp.	7,721,565	391,638
*	Amazon.com Inc.	194,765	346,828
*,^,1	Mattel Inc.	26,246,638	341,206
	Royal Caribbean Cruises Ltd.	2,875,433	329,582
	L Brands Inc.	10,690,571	294,846
	eBay Inc.	2,183,900	81,110
*	Altaba Inc.	1,071,300	79,405
	Marriott International Inc. Class A	490,300	61,332
*	Ulta Beauty Inc.	105,500	36,791
	MGM Resorts International	1,400,000	35,924
	Restaurant Brands International Inc.	522,900	34,046
	Hilton Worldwide Holdings Inc.	295,366	24,548
	Las Vegas Sands Corp.	390,000	23,774
	McDonald’s Corp.	101,800	19,332
	Newell Brands Inc.	555,000	8,514
*	AutoZone Inc.	2,950	3,021
*	Burlington Stores Inc.	15,300	2,397
	Adient plc	69,700	903
*	Garrett Motion Inc.	43,000	633
			6,209,522
Consumer Staples (0.0%)
	Constellation Brands Inc. Class A	45,600	7,995
	Philip Morris International Inc.	58,000	5,127
	Altria Group Inc.	78,500	4,508
			17,630
Energy (1.1%)
	Hess Corp.	4,715,000	283,984
	EOG Resources Inc.	1,918,034	182,559
	Schlumberger Ltd.	1,800,553	78,450
*	Transocean Ltd.	8,328,573	72,542
	Noble Energy Inc.	2,075,600	51,330
	Pioneer Natural Resources Co.	27,400	4,172
			673,037
Financials (8.2%)
	Wells Fargo & Co.	26,630,447	1,286,783
	JPMorgan Chase & Co.	11,318,808	1,145,803
	Charles Schwab Corp.	17,266,443	738,313
	Marsh & McLennan Cos. Inc.	6,394,615	600,454
	Bank of America Corp.	20,243,632	558,522
	Discover Financial Services	3,040,825	216,385
	US Bancorp	3,707,325	178,656
	Progressive Corp.	2,265,700	163,334
	CME Group Inc.	896,318	147,516
	Citigroup Inc.	2,100,000	130,662
	Travelers Cos. Inc.	287,601	39,448
	American Express Co.	118,300	12,930
			5,218,806

4

PRIMECAP Fund

			Market
			Value•
		Shares	($000)
Health Care (23.9%)
	Eli Lilly & Co.	22,773,909	2,955,142
*	Biogen Inc.	9,219,356	2,179,271
	Amgen Inc.	10,680,044	2,028,995
	Novartis AG ADR	13,867,061	1,333,179
*	Boston Scientific Corp.	30,047,396	1,153,219
	AstraZeneca plc ADR	27,776,088	1,122,987
	Roche Holding AG	3,843,662	1,059,140
	Thermo Fisher Scientific Inc.	2,603,202	712,549
*	Elanco Animal Health Inc.	13,864,940	444,649
	Bristol-Myers Squibb Co.	8,639,523	412,192
	Medtronic plc	4,370,000	398,020
	Abbott Laboratories	4,819,035	385,234
*	BioMarin Pharmaceutical Inc.	4,138,741	367,644
2	Siemens Healthineers AG	3,977,700	166,071
	CVS Health Corp.	2,923,665	157,673
	Zimmer Biomet Holdings Inc.	984,200	125,682
	Merck & Co. Inc.	1,500,000	124,755
	Agilent Technologies Inc.	1,179,760	94,829
	Sanofi ADR	1,008,000	44,634
	Stryker Corp.	180,000	35,554
	GlaxoSmithKline plc ADR	560,000	23,402
			15,324,821
Industrials (18.7%)
1	Southwest Airlines Co.	35,149,162	1,824,593
	FedEx Corp.	9,571,654	1,736,394
	Airbus SE	10,529,466	1,395,543
*,1	United Continental Holdings Inc.	15,925,403	1,270,529
1	American Airlines Group Inc.	30,326,913	963,183
	Siemens AG	7,786,026	837,332
	Caterpillar Inc.	5,522,345	748,223
	Delta Air Lines Inc.	11,778,466	608,358
	Deere & Co.	2,720,570	434,856
	Union Pacific Corp.	2,312,424	386,637
	Honeywell International Inc.	2,330,000	370,284
	Boeing Co.	918,500	350,334
	Alaska Air Group Inc.	4,996,700	280,415
	United Parcel Service Inc. Class B	2,125,170	237,466
	Textron Inc.	2,935,000	148,687
*	TransDigm Group Inc.	180,016	81,725
	CSX Corp.	1,000,000	74,820
	United Technologies Corp.	495,000	63,801
	Pentair plc	1,030,000	45,845
	Rockwell Automation Inc.	180,680	31,702
	nVent Electric plc	1,030,000	27,789
	General Dynamics Corp.	158,900	26,899
*	Ryanair Holdings plc ADR	250,000	18,735
*	Herc Holdings Inc.	142,000	5,535
*	Resideo Technologies Inc.	71,666	1,382
			11,971,067
Information Technology (29.4%)
*	Adobe Inc.	13,513,457	3,601,201
	Microsoft Corp.	24,327,367	2,869,170
	Texas Instruments Inc.	20,320,054	2,155,348
*	Micron Technology Inc.	31,080,100	1,284,541
1	NetApp Inc.	13,172,241	913,363
	Intel Corp.	14,280,800	766,879
	KLA-Tencor Corp.	5,972,885	713,222
	Intuit Inc.	2,710,000	708,421
	Hewlett Packard Enterprise Co.	44,011,885	679,103
^	Telefonaktiebolaget LM Ericsson ADR	72,702,590	667,410
	QUALCOMM Inc.	11,671,957	665,652
	HP Inc.	31,601,645	614,020
	Cisco Systems Inc.	11,287,950	609,436
	NVIDIA Corp.	2,390,000	429,148
	Analog Devices Inc.	3,248,134	341,931
	Oracle Corp.	6,300,429	338,396
	Visa Inc. Class A	1,296,000	202,422
	Corning Inc.	5,682,100	188,078
1	Plantronics Inc.	3,672,300	169,330
	DXC Technology Co.	1,845,158	118,662
*	PayPal Holdings Inc.	1,085,000	112,666
*	BlackBerry Ltd.	10,854,800	109,525
	Micro Focus International plc ADR	4,136,640	106,684
	Apple Inc.	547,500	103,998
	Entegris Inc.	2,650,322	94,590
*	salesforce.com Inc.	538,400	85,266
*	Dell Technologies Inc.	441,497	25,912
*	Keysight Technologies Inc.	294,300	25,663
	Perspecta Inc.	1,238,287	25,038
	Applied Materials Inc.	498,400	19,767
	Mastercard Inc. Class A	54,000	12,714
	Western Digital Corp.	185,000	8,891
*	Palo Alto Networks Inc.	33,400	8,112
*	Rambus Inc.	554,197	5,791
*	Arista Networks Inc.	6,600	2,076
			18,782,426
Materials (0.8%)
	DowDuPont Inc.	3,608,050	192,345
	Albemarle Corp.	2,163,935	177,399
	Linde plc	905,200	159,252
			528,996

5

PRIMECAP Fund

			Market
			Value•
		Shares	($000)
	Real Estate (0.0%)
	Equinix Inc.	14,700	6,661
	Total Common Stocks (Cost $27,779,128)		62,463,111
	Temporary Cash Investments (3.7%)
	Money Market Fund (3.7%)
3,4	Vanguard Market Liquidity Fund, 2.554% (Cost $2,350,126)	23,502,349	2,350,705
	Total Investments (101.3%) (Cost $30,129,254)		64,813,816
	Other Assets and Liabilities (-1.3%)
	Other Assets[3]		164,583
	Liabilities[3]		(986,662)
	Net Assets (100%)		63,991,737

Amount
($000)
Statement of Assets and Liabilities
Assets
Investments in Securities, at Value
Unaffiliated Issuers	56,426,813
Affiliated Vanguard Funds	2,350,705
Other Affiliated Issuers	6,036,298
Total Investments in Securities	64,813,816
Investment in Vanguard	3,315
Receivables for Investment Securities Sold	17,872
Receivables for Accrued Income	78,476
Receivables for Capital Shares Issued	57,434
Other Assets[3]	7,486
Total Assets	64,978,399
Liabilities
Payables for Investment Securities Purchased	5,867
Collateral for Securities on Loan	397,255
Payables to Investment Advisor	29,029
Payables for Capital Shares Redeemed	506,235
Payables to Vanguard	46,142
Other Liabilities	2,134
Total Liabilities	986,662
Net Assets	63,991,737

At March 31, 2019, net assets consisted of:

Amount
($000)
Paid-in Capital	27,539,303
Total Distributable Earnings (Loss)	36,452,434
Net Assets	63,991,737

Investor Shares—Net Assets
Applicable to 48,106,105 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	6,219,155
Net Asset Value Per Share—Investor Shares	$129.28

Admiral Shares—Net Assets
Applicable to 431,168,859 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	57,772,582
Net Asset Value Per Share—Admiral Shares	$133.99

•	See Note A in Notes to Financial Statements.

*	Non-income-producing security.

^	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $370,022,000.

1	Considered an affiliated company of the fund as the fund owns more than 5% of the outstanding voting securities of such company.

2

Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2019, the value of this security represented 0.3% of net assets.

3	Includes $397,255,000 of collateral received for securities on loan, of which $393,088,000 is held in Vanguard Market Liquidity Fund and $4,167,000 is held in cash.

4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

ADR—American Depositary Receipt.

See accompanying Notes, which are an integral part of the Financial Statements.

6

PRIMECAP Fund

Statement of Operations

Six Months Ended
March 31, 2019
($000)
Investment Income
Income
Dividends—Unaffiliated Issuers[1]	521,165
Dividends—Affiliated Issuers	39,090
Interest—Affiliated Issuers	20,205
Securities Lending—Net	360
Total Income	580,820
Expenses
Investment Advisory Fees—Note B	57,929
The Vanguard Group—Note C
Management and Administrative—Investor Shares	5,751
Management and Administrative—Admiral Shares	34,352
Marketing and Distribution—Investor Shares	341
Marketing and Distribution—Admiral Shares	1,035
Custodian Fees	1,680
Shareholders’ Reports—Investor Shares	24
Shareholders’ Reports—Admiral Shares	80
Trustees’ Fees and Expenses	30
Total Expenses	101,222
Net Investment Income	479,598
Realized Net Gain (Loss)
Investment Securities Sold—Unaffiliated Issuers	1,597,838
Investment Securities Sold—Affiliated Issuers	49,784
Foreign Currencies	(215)
Realized Net Gain (Loss)	1,647,407
Change in Unrealized Appreciation (Depreciation)
Investment Securities—Unaffiliated Issuers	(4,653,012)
Investment Securities—Affiliated Issuers	(1,146,444)
Foreign Currencies	117
Change in Unrealized Appreciation (Depreciation)	(5,799,339)
Net Increase (Decrease) in Net Assets Resulting from Operations	(3,672,334)

1 Dividends are net of foreign withholding taxes of $17,709,000.

See accompanying Notes, which are an integral part of the Financial Statements.

7

PRIMECAP Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	March 31,	September 30,
	2019	2018
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	479,598	736,330
Realized Net Gain (Loss)	1,647,407	3,916,635
Change in Unrealized Appreciation (Depreciation)	(5,799,339)	8,541,839
Net Increase (Decrease) in Net Assets Resulting from Operations	(3,672,334)	13,194,804
Distributions
Net Investment Income
Investor Shares	(69,715)	(78,554)
Admiral Shares	(666,752)	(559,059)
Realized Capital Gain[1]
Investor Shares	(390,891)	(327,320)
Admiral Shares	(3,460,916)	(2,340,855)
Total Distributions	(4,588,274)	(3,305,788)
Capital Share Transactions
Investor Shares	(43,239)	(1,710,759)
Admiral Shares	2,808,462	2,994,615
Net Increase (Decrease) from Capital Share Transactions	2,765,223	1,283,856
Total Increase (Decrease)	(5,495,385)	11,172,872
Net Assets
Beginning of Period	69,487,122	58,314,250
End of Period	63,991,737	69,487,122

1   Includes fiscal 2019 and 2018 short-term gain distributions totaling $38,624,000 and $104,276,000, respectively. Short-term gain distributions are treated as ordinary income dividends for tax purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

8

PRIMECAP Fund

Financial Highlights

Investor Shares

	Six Months
	Ended
For a Share Outstanding	March 31,	Year Ended September 30,
Throughout Each Period	2019	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$147.61	$126.84	$107.60	$96.99	$104.16	$87.83
Investment Operations
Net Investment Income	.936 [1]	1.474 [1]	1.398 [1]	1.401	1.329	1.124
Net Realized and Unrealized Gain (Loss) on Investments	(9.556)	26.529	23.145	15.103	(1.631)	19.812
Total from Investment Operations	(8.620)	28.003	24.543	16.504	(.302)	20.936
Distributions
Dividends from Net Investment Income	(1.470)	(1.400)	(1.356)	(1.114)	(1.160)	(.836)
Distributions from Realized Capital Gains	(8.240)	(5.833)	(3.947)	(4.780)	(5.708)	(3.770)
Total Distributions	(9.710)	(7.233)	(5.303)	(5.894)	(6.868)	(4.606)
Net Asset Value, End of Period	$129.28	$147.61	$126.84	$107.60	$96.99	$104.16

Total Return[2]	-5.23%	22.86%	23.75%	17.40%	-0.76%	24.72%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$6,219	$7,126	$7,699	$7,588	$7,741	$13,273
Ratio of Total Expenses to Average Net Assets	0.38%	0.38%	0.39%	0.39%	0.40%	0.44%
Ratio of Net Investment Income to Average Net Assets	1.46%	1.08%	1.22%	1.37%	1.33%	1.17%
Portfolio Turnover Rate	6%	8%	8%	6%	9%	11%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1   Calculated based on average shares outstanding.

2 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

9

PRIMECAP Fund

Financial Highlights

Admiral Shares

	Six Months
	Ended
For a Share Outstanding	March 31,	Year Ended September 30,
Throughout Each Period	2019	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$153.09	$131.45	$111.52	$100.53	$108.08	$91.15
Investment Operations
Net Investment Income	1.025 [1]	1.622 [1]	1.528 [1]	1.532	1.550	1.286
Net Realized and Unrealized Gain (Loss) on Investments	(9.931)	27.508	23.981	15.645	(1.784)	20.536
Total from Investment Operations	(8.906)	29.130	25.509	17.177	(.234)	21.822
Distributions
Dividends from Net Investment Income	(1.647)	(1.444)	(1.491)	(1.236)	(1.403)	(.983)
Distributions from Realized Capital Gains	(8.547)	(6.046)	(4.088)	(4.951)	(5.913)	(3.909)
Total Distributions	(10.194)	(7.490)	(5.579)	(6.187)	(7.316)	(4.892)
Net Asset Value, End of Period	$133.99	$153.09	$131.45	$111.52	$100.53	$108.08

Total Return[2]	-5.20%	22.95%	23.83%	17.48%	-0.69%	24.85%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$57,773	$62,361	$50,615	$39,852	$34,773	$30,982
Ratio of Total Expenses to Average Net Assets	0.31%	0.31%	0.32%	0.33%	0.34%	0.35%
Ratio of Net Investment Income to Average Net Assets	1.53%	1.15%	1.29%	1.43%	1.39%	1.26%
Portfolio Turnover Rate	6%	8%	8%	6%	9%	11%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1   Calculated based on average shares outstanding.

2   Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

10

PRIMECAP Fund

Notes to Financial Statements

Vanguard PRIMECAP Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.

A.      The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value.

2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (September 30, 2015–2018), and for the period ended March 31, 2019, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its

11

PRIMECAP Fund

counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.

6. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at March 31, 2019, or at any time during the period then ended.

7. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. PRIMECAP Management Company provides investment advisory services to the fund for a fee calculated at an annual percentage rate of average net assets. For the six months ended March 31, 2019, the investment advisory fee represented an effective annual rate of 0.18% of the fund’s average net assets.

C. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs

12

PRIMECAP Fund

of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Assets and Liabilities. All other costs of operations payable to Vanguard are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At March 31, 2019, the fund had contributed to Vanguard capital in the amount of $3,315,000, representing 0.01% of the fund’s net assets and 1.33% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

D. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

The following table summarizes the market value of the fund’s investments as of March 31, 2019, based on the inputs used to value them:

Investments	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)
Common Stocks	59,005,025	3,458,086	—
Temporary Cash Investments	2,350,705	—	—
Total	61,355,730	3,458,086	—

E. As of March 31, 2019, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:

Amount ($000)
Tax Cost	30,129,254
Gross Unrealized Appreciation	36,629,438
Gross Unrealized Depreciation	(1,944,876)
Net Unrealized Appreciation (Depreciation)	34,684,562

F. During the six months ended March 31, 2019, the fund purchased $1,771,526,000 of investment securities and sold $2,722,469,000 of investment securities, other than temporary cash investments.

13

PRIMECAP Fund

G.     Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
	March 31, 2019		September 30, 2018
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	391,168	3,026	748,854	5,524
Issued in Lieu of Cash Distributions	449,318	3,799	396,358	3,055
Redeemed	(883,725)	(6,995)	(2,855,971)	(21,003)
Net Increase (Decrease)—Investor Shares	(43,239)	(170)	(1,710,759)	(12,424)
Admiral Shares
Issued	1,677,417	12,802	4,800,588	34,215
Issued in Lieu of Cash Distributions	3,905,387	31,870	2,746,449	20,423
Redeemed	(2,774,342)	(20,853)	(4,552,422)	(32,354)
Net Increase (Decrease)—Admiral Shares	2,808,462	23,819	2,994,615	22,284

H.      Certain of the fund’s investments were in companies that were considered to be affiliated companies of the fund because the fund owned more than 5% of the outstanding voting securities of the company or the issuer was another member of The Vanguard Group. Transactions during the period in securities of these companies were as follows:

		Current Period Transactions
	Sept. 30,		Proceeds	Net				March 31,
	2018		from	Realized	Change in		Capital Gain	2019
	Market	Purchases	Securities	Gain	Unrealized		Distributions	Market
	Value	at Cost	Sold	(Loss)	App. (Dep.)	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Market Liquidity Fund	2,087,963	NA1	NA1	78	433	20,205	—	2,350,705
American Airlines Group Inc.	1,253,411	—	—	—	(290,228)	6,065	—	963,183
Mattel Inc.	410,502	1,437	—	—	(70,733)	—	—	341,206
NetApp Inc.	1,248,858	—	109,602	49,706	(275,599)	11,085	—	913,363
Plantronics Inc.	221,440	—	—	—	(52,110)	1,102	—	169,330
Southwest Airlines Co.	2,195,065	—	—	—	(370,472)	11,248	—	1,824,593
United Continental Holdings Inc.	1,410,309	7,500	—	—	(147,280)	—	—	1,270,529
Whirlpool Corp.	486,575	7,974	—	—	59,545	9,590	—	554,094
Total	9,314,123	16,911	109,602	49,784	(1,146,444)	59,295	—	8,387,003

1   Not applicable—purchases and sales are for temporary cash investment purposes.

I.           Management has determined that no events or transactions occurred subsequent to March 31, 2019, that would require recognition or disclosure in these financial statements.

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This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.

You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or sec.gov.

You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.

© 2019 The Vanguard Group, Inc. All rights reserved. Vanguard Marketing Corporation, Distributor. Q592 052019

Semiannual Report | March 31, 2019 Vanguard Target Retirement Funds

Vanguard Target Retirement Income Fund

Vanguard Target Retirement 2015 Fund

Vanguard Target Retirement 2020 Fund

Vanguard Target Retirement 2025 Fund

Vanguard Target Retirement 2030 Fund

Vanguard Target Retirement 2035 Fund

See the inside front cover for important information about access to your fund’s annual and semiannual shareholder reports.

Important information about access to shareholder reports

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your fund’s annual and semiannual shareholder reports will no longer be sent to you by mail, unless you specifically request them. Instead, you will be notified by mail each time a report is posted on the website and will be provided with a link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.

You may elect to receive paper copies of all future shareholder reports free of charge. If you invest through a financial intermediary, you can contact the intermediary to request that you continue to receive paper copies. If you invest directly with the fund, you can call Vanguard at one of the phone numbers on the back cover of this report or log on to vanguard.com. Your election to receive paper copies will apply to all the funds you hold through an intermediary or directly with Vanguard.

Contents

About Your Fund’s Expenses	1
Target Retirement Income Fund	3
Target Retirement 2015 Fund	12
Target Retirement 2020 Fund	21
Target Retirement 2025 Fund	30
Target Retirement 2030 Fund	39
Target Retirement 2035 Fund	48
Trustees Approve Advisory Arrangements	57

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A typical fund’s expenses are expressed as a percentage of its average net assets. The Target Retirement Funds have no direct expenses, but each fund bears its proportionate share of the costs for the underlying funds in which it invests. These indirect expenses make up the acquired fund fees and expenses, also expressed as a percentage of average net assets.

The following examples are intended to help you understand the ongoing cost (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period. The costs were calculated using the acquired fund fees and expenses for each Target Retirement Fund.

The accompanying table illustrates your fund’s costs in two ways:

•   Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

•   Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

1

Six Months Ended March 31, 2019

	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	9/30/2018	3/31/2019	Period
Based on Actual Fund Return
Target Retirement Income Fund	$1,000.00	$1,021.21	$0.60
Target Retirement 2015 Fund	$1,000.00	$1,015.40	$0.65
Target Retirement 2020 Fund	$1,000.00	$1,008.13	$0.65
Target Retirement 2025 Fund	$1,000.00	$1,003.92	$0.65
Target Retirement 2030 Fund	$1,000.00	$998.29	$0.70
Target Retirement 2035 Fund	$1,000.00	$992.58	$0.70
Based on Hypothetical 5% Yearly Return
Target Retirement Income Fund	$1,000.00	$1,024.33	$0.61
Target Retirement 2015 Fund	$1,000.00	$1,024.28	$0.66
Target Retirement 2020 Fund	$1,000.00	$1,024.28	$0.66
Target Retirement 2025 Fund	$1,000.00	$1,024.28	$0.66
Target Retirement 2030 Fund	$1,000.00	$1,024.23	$0.71
Target Retirement 2035 Fund	$1,000.00	$1,024.23	$0.71

The calculations are based on the acquired fund fees and expenses for the most recent six-month period. The funds’ annualized expense figures for that period are (in order as listed from top to bottom above) 0.12%, 0.13%, 0.13%, 0.13%, 0.14%, and 0.14%. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense figures for the underlying funds multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (182/365).

2

Target Retirement Income Fund

Underlying Vanguard Funds

As of March 31, 2019

Vanguard Total Bond Market II Index Fund Investor Shares	37.5%
Vanguard Total Stock Market Index Fund Investor Shares	18.1
Vanguard Short-Term Inflation-Protected Securities Index Fund Investor Shares	16.6
Vanguard Total International Bond Index Fund Investor Shares	15.8
Vanguard Total International Stock Index Fund Investor Shares	12.0

3

Target Retirement Income Fund

Financial Statements (unaudited)

Statement of Net Assets

As of March 31, 2019

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports will be available on the SEC’s website at www.sec.gov.

		Market
		Value•
	Shares	($000)
Investment Companies (100.0%)
U.S. Stock Fund (18.1%)
Vanguard Total Stock Market Index Fund Investor Shares	41,953,329	2,953,934

International Stock Fund (12.0%)
Vanguard Total International Stock Index Fund Investor Shares	117,759,219	1,963,046

U.S. Bond Funds (54.1%)
[1] Vanguard Total Bond Market II Index Fund Investor Shares	574,334,896	6,116,667
Vanguard Short-Term Inflation-Protected Securities Index Fund Investor Shares	111,385,492	2,716,692
		8,833,359
International Bond Fund (15.8%)
Vanguard Total International Bond Index Fund Investor Shares	231,494,581	2,581,165
Total Investment Companies (Cost $13,766,737)		16,331,504
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
[1] Vanguard Market Liquidity Fund, 2.554% (Cost $5,774)	57,733	5,774
Total Investments (100.0%) (Cost $13,772,511)		16,337,278
Other Assets and Liabilities (0.0%)
Other Assets		53,903
Liabilities		(61,464)
		(7,561)
Net Assets (100%)
Applicable to 1,218,199,938 outstanding $.001 par value shares of beneficial interest (unlimited authorization)		16,329,717
Net Asset Value Per Share		$13.40

4

Target Retirement Income Fund

Amount
($000)
Statement of Assets and Liabilities
Assets
Investments in Securities, at Value—Affiliated Funds	16,337,278
Receivables for Investment Securities Sold	22,000
Receivables for Accrued Income	17,330
Receivables for Capital Shares Issued	14,573
Total Assets	16,391,181
Liabilities
Payables for Investment Securities Purchased	42,775
Payables for Capital Shares Redeemed	18,689
Total Liabilities	61,464
Net Assets	16,329,717

At March 31, 2019, net assets consisted of:
Amount
($000)
Paid-in Capital	13,764,570
Total Distributable Earnings (Loss)	2,565,147
Net Assets	16,329,717

• See Note A in Notes to Financial Statements.

1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

See accompanying Notes, which are an integral part of the Financial Statements.

5

Target Retirement Income Fund

Statement of Operations

Six Months Ended
March 31, 2019
($000)
Investment Income
Income
Income Distributions Received from Affiliated Funds	223,555
Net Investment Income – Note B	223,555
Realized Net Gain (Loss)
Capital Gain Distributions Received from Affiliated Funds	—
Affiliated Funds Sold	(5,059)
Realized Net Gain (Loss)	(5,059)
Change in Unrealized Appreciation (Depreciation) from Affiliated Funds	117,265
Net Increase (Decrease) in Net Assets Resulting from Operations	335,761

See accompanying Notes, which are an integral part of the Financial Statements.

6

Target Retirement Income Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	March 31,	September 30,
	2019	2018
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	223,555	413,947
Realized Net Gain (Loss)	(5,059)	261,296
Change in Unrealized Appreciation (Depreciation)	117,265	(139,267)
Net Increase (Decrease) in Net Assets Resulting from Operations	335,761	535,976
Distributions
Net Investment Income	(235,236)	(403,170)
Realized Capital Gain[1]	(230,195)	(68,416)
Total Distributions	(465,431)	(471,586)
Capital Share Transactions
Issued	1,209,736	2,962,286
Issued in Lieu of Cash Distributions	445,725	451,985
Redeemed	(1,809,166)	(3,510,565)
Net Increase (Decrease) from Capital Share Transactions	(153,705)	(96,294)
Total Increase (Decrease)	(283,375)	(31,904)
Net Assets
Beginning of Period	16,613,092	16,644,996
End of Period	16,329,717	16,613,092

1 Includes fiscal 2019 and 2018 short-term gain distributions totaling $5,284,000 and $7,271,000, respectively. Short-term gain distributions are treated as ordinary income dividends for tax purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

7

Target Retirement Income Fund

Financial Highlights

	Six Months
	Ended
For a Share Outstanding	March 31,	Year Ended September 30,
Throughout Each Period	2019	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$13.52	$13.46	$13.08	$12.59	$12.84	$12.46
Investment Operations
Net Investment Income	.184 [1]	.334 [1]	.250 [1]	.229	.238	.220
Capital Gain Distributions Received	—	.001 [1]	.004 [1]	.007	.015	.002
Net Realized and Unrealized Gain (Loss) on Investments	.083	.107	.422	.692	(.225)	.572
Total from Investment Operations	.267	.442	.676	.928	.028	.794
Distributions
Dividends from Net Investment Income	(.195)	(.327)	(.254)	(.227)	(.236)	(.218)
Distributions from Realized Capital Gains	(.192)	(.055)	(.042)	(.211)	(.042)	(.196)
Total Distributions	(.387)	(.382)	(.296)	(.438)	(.278)	(.414)
Net Asset Value, End of Period	$13.40	$13.52	$13.46	$13.08	$12.59	$12.84

Total Return[2]	2.12%	3.31%	5.26%	7.54%	0.18%	6.47%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$16,330	$16,613	$16,645	$10,790	$10,633	$11,215
Ratio of Total Expenses to Average Net Assets	—	—	—	—	—	—
Acquired Fund Fees and Expenses	0.12%	0.12%	0.13%	0.13%	0.14%	0.16%
Ratio of Net Investment Income to Average Net Assets	2.80%	2.47%	1.90%	1.78%	1.83%	1.74%
Portfolio Turnover Rate	12%	6%	8%	11%	14%	6%

The expense ratio, acquired fund fees and expenses, net investment income ratio, and turnover rate for the current period have been annualized.

1   Calculated based on average shares outstanding.

2   Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

8

Target Retirement Income Fund

Notes to Financial Statements

Vanguard Target Retirement Income Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund follows a balanced investment strategy by investing in selected Vanguard funds to achieve its targeted allocation of assets to U.S. and international stocks, and U.S. and international bonds. Financial statements and other information about each underlying fund are available on vanguard.com.

A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (September 30, 2015–2018), and for the period ended March 31, 2019, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

4. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and borne by the funds in which the fund invests (see Note B). Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at March 31, 2019, or at any time during the period then ended.

5. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by

9

Target Retirement Income Fund

the board of trustees. The FSA provides that expenses otherwise allocable to Vanguard funds-of-funds may be reduced or eliminated to the extent of savings realized by the underlying Vanguard funds by virtue of being part of a fund-of-funds. Accordingly, all expenses for services provided by Vanguard to the fund and all other expenses incurred by the fund during the period ended March 31, 2019, were borne by the underlying Vanguard funds in which the fund invests. The fund’s trustees and officers are also trustees and officers, respectively, of the underlying Vanguard funds, as well as directors and employees, respectively, of Vanguard.

C.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

At March 31, 2019, 100% of the market value of the fund’s investments was determined based on Level 1 inputs.

D.  As of March 31, 2019, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	13,772,511
Gross Unrealized Appreciation	2,614,928
Gross Unrealized Depreciation	(50,161)
Net Unrealized Appreciation (Depreciation)	2,564,767

E. Capital shares issued and redeemed were:

	Six Months Ended	Year Ended
	March 31, 2019	September 30, 2018
	Shares	Shares
	(000)	(000)
Issued	92,016	218,663
Issued in Lieu of Cash Distributions	34,838	33,394
Redeemed	(137,755)	(259,138)
Net Increase (Decrease) in Shares Outstanding	(10,901)	(7,081)

10

Target Retirement Income Fund

F.  Transactions during the period in affiliated underlying Vanguard funds were as follows:

		Current Period Transactions
	Sept. 30,		Proceeds	Realized				March 31,
	2018		from	Net	Change in		Capital Gain	2019
	Market	Purchases	Securities	Gain	Unrealized		Distributions	Market
	Value	at Cost	Sold	(Loss)	App. (Dep.)	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Market Liquidity Fund	2	NA1	NA1	(2)	—	53	—	5,774
Vanguard Short-Term Inflation-Protected Securities Index Fund	2,790,710	79,083	170,050	(4,084)	21,033	19,340	—	2,716,692
Vanguard Total Bond Market II Index Fund	6,189,471	291,349	545,326	(20,393)	201,566	87,028	—	6,116,667
Vanguard Total International Bond Index Fund	2,646,629	75,390	203,418	516	62,048	62,764	—	2,581,165
Vanguard Total International Stock Index Fund	1,972,431	185,627	126,042	(3,162)	(65,808)	24,544	—	1,963,046
Vanguard Total Stock Market Index Fund	3,012,123	371,303	349,984	22,066	(101,574)	29,826	—	2,953,934
Total	16,611,366	1,002,752	1,394,820	(5,059)	117,265	223,555	—	16,337,278

1   Not applicable—purchases and sales are for temporary cash investment purposes.

G. Management has determined that no events or transactions occurred subsequent to March 31, 2019, that would require recognition or disclosure in these financial statements.

11

Target Retirement 2015 Fund

Underlying Vanguard Funds

As of March 31, 2019

Vanguard Total Bond Market II Index Fund Investor Shares	33.8%
Vanguard Total Stock Market Index Fund Investor Shares	23.5
Vanguard Total International Stock Index Fund Investor Shares	15.7
Vanguard Total International Bond Index Fund Investor Shares	14.4
Vanguard Short-Term Inflation-Protected Securities Index Fund Investor Shares	12.6

12

Target Retirement 2015 Fund

Financial Statements (unaudited)

Statement of Net Assets

As of March 31, 2019

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports will be available on the SEC’s website at www.sec.gov.

		Market
		Value•
	Shares	($000)
Investment Companies (100.1%)
U.S. Stock Fund (23.5%)
Vanguard Total Stock Market Index Fund Investor Shares	52,133,225	3,670,700

International Stock Fund (15.7%)
Vanguard Total International Stock Index Fund Investor Shares	146,871,645	2,448,350

U.S. Bond Funds (46.5%)
[1] Vanguard Total Bond Market II Index Fund Investor Shares	497,288,568	5,296,123
Vanguard Short-Term Inflation-Protected Securities Index Fund Investor Shares	80,867,308	1,972,354
		7,268,477
International Bond Fund (14.4%)
Vanguard Total International Bond Index Fund Investor Shares	201,982,057	2,252,100
Total Investment Companies (Cost $12,357,001)		15,639,627
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
[1] Vanguard Market Liquidity Fund, 2.554% (Cost $5,953)	59,523	5,954
Total Investments (100.1%) (Cost $12,362,954)		15,645,581
Other Assets and Liabilities (-0.1%)
Other Assets		41,748
Liabilities		(55,634)
		(13,886)
Net Assets (100%)
Applicable to 1,059,267,302 outstanding $.001 par value shares of beneficial interest (unlimited authorization)		15,631,695
Net Asset Value Per Share		$14.76

13

Target Retirement 2015 Fund

Amount
($000)
Statement of Assets and Liabilities
Assets
Investments in Securities, at Value—Affiliated Funds	15,645,581
Receivables for Investment Securities Sold	18,818
Receivables for Accrued Income	15,014
Receivables for Capital Shares Issued	7,916
Total Assets	15,687,329
Liabilities
Payables for Investment Securities Purchased	30,014
Payables for Capital Shares Redeemed	25,620
Total Liabilities	55,634
Net Assets	15,631,695

At March 31, 2019, net assets consisted of:

Amount
($000)
Paid-in Capital	12,193,982
Total Distributable Earnings (Loss)	3,437,713
Net Assets	15,631,695

•      See Note A in Notes to Financial Statements.

1     Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

See accompanying Notes, which are an integral part of the Financial Statements.

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Target Retirement 2015 Fund

Statement of Operations

Six Months Ended
March 31, 2019
($000)
Investment Income
Income
Income Distributions Received from Affiliated Funds	214,580
Net Investment Income—Note B	214,580
Realized Net Gain (Loss)
Capital Gain Distributions Received from Affiliated Funds	—
Affiliated Funds Sold	124,709
Realized Net Gain (Loss)	124,709
Change in Unrealized Appreciation (Depreciation) from Affiliated Funds	(133,311)
Net Increase (Decrease) in Net Assets Resulting from Operations	205,978

See accompanying Notes, which are an integral part of the Financial Statements.

15

Target Retirement 2015 Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	March 31,	September 30,
	2019	2018
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	214,580	404,958
Realized Net Gain (Loss)	124,709	752,181
Change in Unrealized Appreciation (Depreciation)	(133,311)	(394,093)
Net Increase (Decrease) in Net Assets Resulting from Operations	205,978	763,046
Distributions
Net Investment Income	(381,350)	(344,563)
Realized Capital Gain[1]	(655,590)	(575,173)
Total Distributions	(1,036,940)	(919,736)
Capital Share Transactions
Issued	1,072,370	2,644,360
Issued in Lieu of Cash Distributions	1,009,508	898,348
Redeemed	(2,029,182)	(4,226,220)
Net Increase (Decrease) from Capital Share Transactions	52,696	(683,512)
Total Increase (Decrease)	(778,266)	(840,202)
Net Assets
Beginning of Period	16,409,961	17,250,163
End of Period	15,631,695	16,409,961

1   Includes fiscal 2019 and 2018 short-term gain distributions totaling $6,053,000 and $0, respectively. Short-term gain distributions are treated as ordinary income dividends for tax purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

16

Target Retirement 2015 Fund

Financial Highlights

	Six Months
	Ended
For a Share Outstanding	March 31,	Year Ended September 30,
Throughout Each Period	2019	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$15.60	$15.75	$15.19	$14.90	$15.44	$14.49
Investment Operations
Net Investment Income	.203 [1]	.371 [1]	.305 [1]	.311	.327	.300
Capital Gain Distributions Received	—	.001 [1]	.005 [1]	.007	.018	.002
Net Realized and Unrealized Gain (Loss) on Investments	(.032)	.328	.846	.968	(.433)	.996
Total from Investment Operations	.171	.700	1.156	1.286	(.088)	1.298
Distributions
Dividends from Net Investment Income	(.372)	(.318)	(.289)	(.299)	(.284)	(.261)
Distributions from Realized Capital Gains	(.639)	(.532)	(.307)	(.697)	(.168)	(.087)
Total Distributions	(1.011)	(.850)	(.596)	(.996)	(.452)	(.348)
Net Asset Value, End of Period	$14.76	$15.60	$15.75	$15.19	$14.90	$15.44

Total Return[2]	1.54%	4.54%	7.95%	9.03%	-0.66%	9.07%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$15,632	$16,410	$17,250	$17,479	$18,858	$21,741
Ratio of Total Expenses to Average Net Assets	—	—	—	—	—	—
Acquired Fund Fees and Expenses	0.13%	0.13%	0.13%	0.14%	0.14%	0.16%
Ratio of Net Investment Income to Average Net Assets	2.77%	2.39%	2.02%	1.96%	1.95%	1.99%
Portfolio Turnover Rate	11%	7%	7%	9%	16%	10%

The expense ratio, acquired fund fees and expenses, net investment income ratio, and turnover rate for the current period have been annualized.

1     Calculated based on average shares outstanding.

2     Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

17

Target Retirement 2015 Fund

Notes to Financial Statements

Vanguard Target Retirement 2015 Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund follows a balanced investment strategy by investing in selected Vanguard funds to achieve its targeted allocation of assets to U.S. and international stocks, and U.S. and international bonds. Financial statements and other information about each underlying fund are available on vanguard.com.

A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (September 30, 2015–2018), and for the period ended March 31, 2019, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

4. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and borne by the funds in which the fund invests (see Note B). Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at March 31, 2019, or at any time during the period then ended.

5. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by

18

Target Retirement 2015 Fund

the board of trustees. The FSA provides that expenses otherwise allocable to Vanguard funds-of-funds may be reduced or eliminated to the extent of savings realized by the underlying Vanguard funds by virtue of being part of a fund-of-funds. Accordingly, all expenses for services provided by Vanguard to the fund and all other expenses incurred by the fund during the period ended March 31, 2019, were borne by the underlying Vanguard funds in which the fund invests. The fund’s trustees and officers are also trustees and officers, respectively, of the underlying Vanguard funds, as well as directors and employees, respectively, of Vanguard.

C.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

At March 31, 2019, 100% of the market value of the fund’s investments was determined based on Level 1 inputs.

D.  As of March 31, 2019, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	12,362,954
Gross Unrealized Appreciation	3,307,757
Gross Unrealized Depreciation	(25,130)
Net Unrealized Appreciation (Depreciation)	3,282,627

E.  Capital shares issued and redeemed were:

	Six Months Ended	Year Ended
	March 31, 2019	September 30, 2018
	Shares	Shares
	(000)	(000)
Issued	73,063	169,901
Issued in Lieu of Cash Distributions	73,100	58,562
Redeemed	(138,665)	(271,935)
Net Increase (Decrease) in Shares Outstanding	7,498	(43,472)

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Target Retirement 2015 Fund

F.  Transactions during the period in affiliated underlying Vanguard funds were as follows:

		Current Period Transactions
	Sept. 30,		Proceeds	Realized				March 31,
	2018		from	Net	Change in		Capital Gain	2019
	Market	Purchases	Securities	Gain	Unrealized		Distributions	Market
	Value	at Cost	Sold	(Loss)	App. (Dep.)	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Market Liquidity Fund	3	NA1	NA1	(1)	—	47	—	5,954
Vanguard Short-Term Inflation-Protected Securities Index Fund	2,000,417	39,756	80,437	(1,469)	14,087	13,953	—	1,972,354
Vanguard Total Bond Market II Index Fund	5,441,759	254,545	557,537	(12,256)	169,612	75,991	—	5,296,123
Vanguard Total International Bond Index Fund	2,318,150	66,425	186,708	3,391	50,842	55,224	—	2,252,100
Vanguard Total International Stock Index Fund	2,652,203	121,774	219,739	5,086	(110,974)	31,646	—	2,448,350
Vanguard Total Stock Market Index Fund	3,998,603	381,354	582,337	129,958	(256,878)	37,719	—	3,670,700
Total	16,411,135	863,854	1,626,758	124,709	(133,311)	214,580	—	15,645,581

1 Not applicable—purchases and sales are for temporary cash investment purposes.

G.  Management has determined that no events or transactions occurred subsequent to March 31, 2019, that would require recognition or disclosure in these financial statements.

20

Target Retirement 2020 Fund

Underlying Vanguard Funds

As of March 31, 2019

Vanguard Total Stock Market Index Fund Investor Shares	31.4%
Vanguard Total Bond Market II Index Fund Investor Shares	29.3
Vanguard Total International Stock Index Fund Investor Shares	20.9
Vanguard Total International Bond Index Fund Investor Shares	12.4
Vanguard Short-Term Inflation-Protected Securities Index Fund Investor Shares	6.0

21

Target Retirement 2020 Fund

Financial Statements (unaudited)

Statement of Net Assets

As of March 31, 2019

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports will be available on the SEC’s website at www.sec.gov.

		Market
		Value•
	Shares	($000)
Investment Companies (100.1%)
U.S. Stock Fund (31.4%)
Vanguard Total Stock Market Index Fund Investor Shares	142,916,428	10,062,746

International Stock Fund (21.0%)
Vanguard Total International Stock Index Fund Investor Shares	402,481,424	6,709,365

U.S. Bond Funds (35.3%)
[1] Vanguard Total Bond Market II Index Fund Investor Shares	882,143,578	9,394,829
Vanguard Short-Term Inflation-Protected Securities Index Fund Investor Shares	78,319,230	1,910,206
		11,305,035
International Bond Fund (12.4%)
Vanguard Total International Bond Index Fund Investor Shares	355,359,366	3,962,257
Total Investment Companies (Cost $24,771,105)		32,039,403
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
[1] Vanguard Market Liquidity Fund, 2.554% (Cost $10)	96	10
Total Investments (100.1%) (Cost $24,771,115)		32,039,413
Other Assets and Liabilities (-0.1%)
Other Assets		135,500
Liabilities		(158,615)
		(23,115)
Net Assets (100%)
Applicable to 1,037,036,006 outstanding $.001 par value shares of beneficial interest (unlimited authorization)		32,016,298
Net Asset Value Per Share		$30.87

22

Target Retirement 2020 Fund

Amount
($000)
Statement of Assets and Liabilities
Assets
Investments in Securities, at Value—Affiliated Funds	32,039,413
Receivables for Investment Securities Sold	83,699
Receivables for Accrued Income	26,584
Receivables for Capital Shares Issued	25,217
Total Assets	32,174,913
Liabilities
Payables for Investment Securities Purchased	108,270
Payables for Capital Shares Redeemed	49,894
Other Liabilities	451
Total Liabilities	158,615
Net Assets	32,016,298

At March 31, 2019, net assets consisted of:
Amount
($000)
Paid-in Capital	24,550,764
Total Distributable Earnings (Loss)	7,465,534
Net Assets	32,016,298

• See Note A in Notes to Financial Statements.

1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

See accompanying Notes, which are an integral part of the Financial Statements.

23

Target Retirement 2020 Fund

Statement of Operations

Six Months Ended
March 31, 2019
($000)
Investment Income
Income
Income Distributions Received from Affiliated Funds	429,423
Net Investment Income – Note B	429,423
Realized Net Gain (Loss)
Capital Gain Distributions Received from Affiliated Funds	—
Affiliated Funds Sold	93,510
Realized Net Gain (Loss)	93,510
Change in Unrealized Appreciation (Depreciation) from Affiliated Funds	(314,735)
Net Increase (Decrease) in Net Assets Resulting from Operations	208,198

See accompanying Notes, which are an integral part of the Financial Statements.

24

Target Retirement 2020 Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	March 31,	September 30,
	2019	2018
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	429,423	751,364
Realized Net Gain (Loss)	93,510	742,599
Change in Unrealized Appreciation (Depreciation)	(314,735)	351,099
Net Increase (Decrease) in Net Assets Resulting from Operations	208,198	1,845,062
Distributions
Net Investment Income	(754,360)	(641,685)
Realized Capital Gain[1]	(677,191)	(232,702)
Total Distributions	(1,431,551)	(874,387)
Capital Share Transactions
Issued	2,894,909	7,270,038
Issued in Lieu of Cash Distributions	1,402,515	859,230
Redeemed	(4,171,391)	(7,248,867)
Net Increase (Decrease) from Capital Share Transactions	126,033	880,401
Total Increase (Decrease)	(1,097,320)	1,851,076
Net Assets
Beginning of Period	33,113,618	31,262,542
End of Period	32,016,298	33,113,618

1 Includes fiscal 2019 and 2018 short-term gain distributions totaling $14,887,000 and $12,707,000, respectively. Short-term gain distributions are treated as ordinary income dividends for tax purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

25

Target Retirement 2020 Fund

Financial Highlights

	Six Months
	Ended
For a Share Outstanding	March 31,	Year Ended September 30,
Throughout Each Period	2019	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$32.14	$31.19	$29.09	$27.52	$28.40	$26.26
Investment Operations
Net Investment Income	.415 [1]	.729 [1]	.636 [1]	.619	.622	.577
Capital Gain Distributions Received	—	.002 [1]	.008 [1]	.012	.026	.004
Net Realized and Unrealized Gain (Loss) on Investments	(.271)	1.079	2.231	2.065	(.946)	2.054
Total from Investment Operations	.144	1.810	2.875	2.696	(.298)	2.635
Distributions
Dividends from Net Investment Income	(.745)	(.631)	(.562)	(.591)	(.541)	(.484)
Distributions from Realized Capital Gains	(.669)	(.229)	(.213)	(.535)	(.041)	(.011)
Total Distributions	(1.414)	(.860)	(.775)	(1.126)	(.582)	(.495)
Net Asset Value, End of Period	$30.87	$32.14	$31.19	$29.09	$27.52	$28.40

Total Return[2]	0.81%	5.87%	10.17%	10.05%	-1.13%	10.13%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$32,016	$33,114	$31,263	$27,542	$26,693	$27,488
Ratio of Total Expenses to Average Net Assets	—	—	—	—	—	—
Acquired Fund Fees and Expenses	0.13%	0.13%	0.13%	0.14%	0.14%	0.16%
Ratio of Net Investment Income to Average Net Assets	2.74%	2.30%	2.15%	2.14%	2.07%	2.14%
Portfolio Turnover Rate	14%	10%	9%	15%	25%	7%

The expense ratio, acquired fund fees and expenses, net investment income ratio, and turnover rate for the current period have been annualized.

1 Calculated based on average shares outstanding.

2 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

26

Target Retirement 2020 Fund

Notes to Financial Statements

Vanguard Target Retirement 2020 Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund follows a balanced investment strategy by investing in selected Vanguard funds to achieve its targeted allocation of assets to U.S. and international stocks, and U.S. and international bonds. Financial statements and other information about each underlying fund are available on vanguard.com.

A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (September 30, 2015–2018), and for the period ended March 31, 2019, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

4. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and borne by the funds in which the fund invests (see Note B). Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at March 31, 2019, or at any time during the period then ended.

5. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by

27

Target Retirement 2020 Fund

the board of trustees. The FSA provides that expenses otherwise allocable to Vanguard funds-of-funds may be reduced or eliminated to the extent of savings realized by the underlying Vanguard funds by virtue of being part of a fund-of-funds. Accordingly, all expenses for services provided by Vanguard to the fund and all other expenses incurred by the fund during the period ended March 31, 2019, were borne by the underlying Vanguard funds in which the fund invests. The fund’s trustees and officers are also trustees and officers, respectively, of the underlying Vanguard funds, as well as directors and employees, respectively, of Vanguard.

C.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

At March 31, 2019, 100% of the market value of the fund’s investments was determined based on Level 1 inputs.

D.  As of March 31, 2019, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	24,771,115
Gross Unrealized Appreciation	7,319,509
Gross Unrealized Depreciation	(51,211)
Net Unrealized Appreciation (Depreciation)	7,268,298

E. Capital shares issued and redeemed were:

	Six Months Ended	Year Ended
	March 31, 2019	September 30, 2018
	Shares	Shares
	(000)	(000)
Issued	95,479	229,558
Issued in Lieu of Cash Distributions	49,211	27,347
Redeemed	(138,045)	(228,859)
Net Increase (Decrease) in Shares Outstanding	6,645	28,046

28

Target Retirement 2020 Fund

F.  Transactions during the period in affiliated underlying Vanguard funds were as follows:

		Current Period Transactions
	Sept. 30,		Proceeds	Realized				March 31,
	2018		from	Net	Change in		Capital Gain	2019
	Market	Purchases	Securities	Gain	Unrealized		Distributions	Market
	Value	at Cost	Sold	(Loss )	App. (Dep. )	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Market Liquidity Fund	1	NA1	NA1	1	—	72	—	10
Vanguard Short-Term Inflation-Protected Securities Index Fund	1,773,964	172,916	49,332	—	12,658	12,641	—	1,910,206
Vanguard Total Bond Market II Index Fund	9,567,933	712,319	1,162,292	(37,107)	313,976	133,215	—	9,394,829
Vanguard Total International Bond Index Fund	4,044,384	172,773	348,724	(1,126)	94,950	96,773	—	3,962,257
Vanguard Total International Stock Index Fund	7,061,776	324,736	398,890	(26,396)	(251,861)	85,241	—	6,709,365
Vanguard Total Stock Market Index Fund	10,662,039	859,581	1,132,554	158,138	(484,458)	101,481	—	10,062,746
Total	33,110,097	2,242,325	3,091,792	93,510	(314,735)	429,423	—	32,039,413

1 Not applicable—purchases and sales are for temporary cash investment purposes.

G. Management has determined that no events or transactions occurred subsequent to March 31, 2019, that would require recognition or disclosure in these financial statements.

29

Target Retirement 2025 Fund

Underlying Vanguard Funds

As of March 31, 2019

Vanguard Total Stock Market Index Fund Investor Shares	37.1%
Vanguard Total Bond Market II Index Fund Investor Shares	26.9
Vanguard Total International Stock Index Fund Investor Shares	24.6
Vanguard Total International Bond Index Fund Investor Shares	11.4

30

Target Retirement 2025 Fund

Financial Statements (unaudited)

Statement of Net Assets

As of March 31, 2019

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports will be available on the SEC’s website at www.sec.gov.

		Market
		Value•
	Shares	($000)
Investment Companies (100.1%)
U.S. Stock Fund (37.1%)
Vanguard Total Stock Market Index Fund Investor Shares	220,310,932	15,512,093

International Stock Fund (24.6%)
Vanguard Total International Stock Index Fund Investor Shares	615,938,292	10,267,691

U.S. Bond Fund (26.9%)
[1] Vanguard Total Bond Market II Index Fund Investor Shares	1,055,010,855	11,235,866

International Bond Fund (11.5%)
Vanguard Total International Bond Index Fund Investor Shares	428,584,506	4,778,717
Total Investment Companies (Cost $31,004,643)		41,794,367
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
[1] Vanguard Market Liquidity Fund, 2.554% (Cost $14,486)	144,855	14,488
Total Investments (100.1%) (Cost $31,019,129)		41,808,855
Other Assets and Liabilities (-0.1%)
Other Assets		140,863
Liabilities		(171,537)
		(30,674)
Net Assets (100%)
Applicable to 2,257,287,328 outstanding $.001 par value shares of beneficial interest (unlimited authorization)		41,778,181
Net Asset Value Per Share		$18.51

31

Target Retirement 2025 Fund

Amount
($000)
Statement of Assets and Liabilities
Assets
Investments in Securities, at Value—Affiliated Funds	41,808,855
Receivables for Investment Securities Sold	66,952
Receivables for Accrued Income	31,763
Receivables for Capital Shares Issued	42,148
Total Assets	41,949,718
Liabilities
Payables for Investment Securities Purchased	105,764
Payables for Capital Shares Redeemed	65,773
Total Liabilities	171,537
Net Assets	41,778,181

At March 31, 2019, net assets consisted of:
Amount
($000)
Paid-in Capital	30,811,271
Total Distributable Earnings (Loss)	10,966,910
Net Assets	41,778,181

• See Note A in Notes to Financial Statements.

1   Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

See accompanying Notes, which are an integral part of the Financial Statements.

32

Target Retirement 2025 Fund

Statement of Operations

Six Months Ended
March 31, 2019
($000)
Investment Income
Income
Income Distributions Received from Affiliated Funds	548,688
Net Investment Income—Note B	548,688
Realized Net Gain (Loss)
Capital Gain Distributions Received from Affiliated Funds	—
Affiliated Funds Sold	(1,847)
Realized Net Gain (Loss)	(1,847)
Change in Unrealized Appreciation (Depreciation) from Affiliated Funds	(429,872)
Net Increase (Decrease) in Net Assets Resulting from Operations	116,969

See accompanying Notes, which are an integral part of the Financial Statements.

33

Target Retirement 2025 Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	March 31,	September 30,
	2019	2018
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	548,688	898,441
Realized Net Gain (Loss)	(1,847)	229,180
Change in Unrealized Appreciation (Depreciation)	(429,872)	1,462,402
Net Increase (Decrease) in Net Assets Resulting from Operations	116,969	2,590,023
Distributions
Net Investment Income	(953,869)	(768,518)
Realized Capital Gain[1]	(220,292)	(182,505)
Total Distributions	(1,174,161)	(951,023)
Capital Share Transactions
Issued	4,000,407	9,267,239
Issued in Lieu of Cash Distributions	1,152,541	935,571
Redeemed	(4,177,316)	(7,093,003)
Net Increase (Decrease) from Capital Share Transactions	975,632	3,109,807
Total Increase (Decrease)	(81,560)	4,748,807
Net Assets
Beginning of Period	41,859,741	37,110,934
End of Period	41,778,181	41,859,741

1   Includes fiscal 2019 and 2018 short-term gain distributions totaling $82,582,000 and $21,642,000, respectively. Short-term gain distributions are treated as ordinary income dividends for tax purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

34

Target Retirement 2025 Fund

Financial Highlights

	Six Months
	Ended
For a Share Outstanding	March 31,	Year Ended September 30,
Throughout Each Period	2019	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$19.02	$18.25	$16.77	$15.90	$16.50	$15.18
Investment Operations
Net Investment Income	.247 [1]	.419 [1]	.380 [1]	.362	.364	.350
Capital Gain Distributions Received	—	.001 [1]	.004 [1]	.006	.012	.002
Net Realized and Unrealized Gain (Loss) on Investments	(.223)	.807	1.534	1.280	(.624)	1.272
Total from Investment Operations	.024	1.227	1.918	1.648	(.248)	1.624
Distributions
Dividends from Net Investment Income	(.434)	(.369)	(.327)	(.342)	(.322)	(.287)
Distributions from Realized Capital Gains	(.100)	(.088)	(.111)	(.436)	(.030)	(.017)
Total Distributions	(.534)	(.457)	(.438)	(.778)	(.352)	(.304)
Net Asset Value, End of Period	$18.51	$19.02	$18.25	$16.77	$15.90	$16.50

Total Return[2]	0.39%	6.79%	11.74%	10.67%	-1.60%	10.80%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$41,778	$41,860	$37,111	$31,706	$30,048	$31,428
Ratio of Total Expenses to Average Net Assets	—	—	—	—	—	—
Acquired Fund Fees and Expenses	0.13%	0.13%	0.14%	0.14%	0.15%	0.17%
Ratio of Net Investment Income to Average Net Assets	2.75%	2.24%	2.21%	2.18%	2.07%	2.15%
Portfolio Turnover Rate	14%	8%	10%	15%	24%	7%

The expense ratio, acquired fund fees and expenses, net investment income ratio, and turnover rate for the current period have been annualized.

1 Calculated based on average shares outstanding.

2   Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

35

Target Retirement 2025 Fund

Notes to Financial Statements

Vanguard Target Retirement 2025 Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund follows a balanced investment strategy by investing in selected Vanguard funds to achieve its targeted allocation of assets to U.S. and international stocks, and U.S. and international bonds. Financial statements and other information about each underlying fund are available on vanguard.com.

A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (September 30, 2015–2018), and for the period ended March 31, 2019, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

4. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and borne by the funds in which the fund invests (see Note B). Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at March 31, 2019, or at any time during the period then ended.

5. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by

36

Target Retirement 2025 Fund

the board of trustees. The FSA provides that expenses otherwise allocable to Vanguard funds-of-funds may be reduced or eliminated to the extent of savings realized by the underlying Vanguard funds by virtue of being part of a fund-of-funds. Accordingly, all expenses for services provided by Vanguard to the fund and all other expenses incurred by the fund during the period ended March 31, 2019, were borne by the underlying Vanguard funds in which the fund invests. The fund’s trustees and officers are also trustees and officers, respectively, of the underlying Vanguard funds, as well as directors and employees, respectively, of Vanguard.

C.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

At March 31, 2019, 100% of the market value of the fund’s investments was determined based on Level 1 inputs.

D.  As of March 31, 2019, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	31,019,129
Gross Unrealized Appreciation	10,877,893
Gross Unrealized Depreciation	(88,167)
Net Unrealized Appreciation (Depreciation)	10,789,726

E. Capital shares issued and redeemed were:

	Six Months Ended	Year Ended
	March 31, 2019	September 30, 2018
	Shares	Shares
	(000)	(000)
Issued	222,332	496,292
Issued in Lieu of Cash Distributions	68,077	50,490
Redeemed	(233,400)	(379,667)
Net Increase (Decrease) in Shares Outstanding	57,009	167,115

37

Target Retirement 2025 Fund

F.  Transactions during the period in affiliated underlying Vanguard funds were as follows:

		Current Period Transactions
	Sept. 30,		Proceeds	Realized				March 31,
	2018		from	Net	Change in		Capital Gain	2019
	Market	Purchases	Securities	Gain	Unrealized		Distributions	Market
	Value	at Cost	Sold	(Loss )	App. (Dep. )	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Market Liquidity Fund	3	NA1	NA1	—	2	156	—	14,488
Vanguard Total Bond Market II Index Fund	10,979,534	1,135,335	1,206,188	(35,907)	363,092	155,669	—	11,235,866
Vanguard Total International Bond Index Fund	4,578,888	393,131	303,550	(2,650)	112,898	111,561	—	4,778,717
Vanguard Total International Stock Index Fund	10,424,031	569,671	328,537	(11,915)	(385,559)	127,854	—	10,267,691
Vanguard Total Stock Market Index Fund	15,883,028	1,040,204	939,459	48,625	(520,305)	153,448	—	15,512,093
Total	41,865,484	3,138,341	2,777,734	(1,847)	(429,872)	548,688	—	41,808,855

1 Not applicable—purchases and sales are for temporary cash investment purposes.

G. Management has determined that no events or transactions occurred subsequent to March 31, 2019, that would require recognition or disclosure in these financial statements.

38

Target Retirement 2030 Fund

Underlying Vanguard Funds

As of March 31, 2019

Vanguard Total Stock Market Index Fund Investor Shares	41.7%
Vanguard Total International Stock Index Fund Investor Shares	27.4
Vanguard Total Bond Market II Index Fund Investor Shares	21.7
Vanguard Total International Bond Index Fund Investor Shares	9.2

39

Target Retirement 2030 Fund

Financial Statements (unaudited)

Statement of Net Assets

As of March 31, 2019

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports will be available on the SEC’s website at www.sec.gov.

Market
Value•
Shares	($000)
Investment Companies (100.1%)
U.S. Stock Fund (41.8%)
Vanguard Total Stock Market Index Fund Investor Shares	215,929,736	15,203,613

International Stock Fund (27.4%)
Vanguard Total International Stock Index Fund Investor Shares	598,318,535	9,973,970

U.S. Bond Fund (21.7%)
1	Vanguard Total Bond Market II Index Fund Investor Shares	742,504,077	7,907,668

International Bond Fund (9.2%)
Vanguard Total International Bond Index Fund Investor Shares	300,277,981	3,348,099
Total Investment Companies (Cost $27,198,667)	36,433,350
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
1	Vanguard Market Liquidity Fund, 2.554% (Cost $4,606)	46,056	4,607
Total Investments (100.1%) (Cost $27,203,273)	36,437,957
Other Assets and Liabilities (-0.1%)
Other Assets	94,743
Liabilities	(131,007)
(36,264)
Net Assets (100%)
Applicable to 1,078,214,632 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	36,401,693
Net Asset Value Per Share	$33.76

40

Target Retirement 2030 Fund

Amount
($000)
Statement of Assets and Liabilities
Assets
Investments in Securities, at Value—Affiliated Funds	36,437,957
Receivables for Investment Securities Sold	30,154
Receivables for Accrued Income	22,368
Receivables for Capital Shares Issued	42,221
Total Assets	36,532,700
Liabilities
Payables for Investment Securities Purchased	74,369
Payables for Capital Shares Redeemed	56,638
Total Liabilities	131,007
Net Assets	36,401,693

At March 31, 2019, net assets consisted of:
Amount
($000)
Paid-in Capital	27,034,614
Total Distributable Earnings (Loss)	9,367,079
Net Assets	36,401,693

• See Note A in Notes to Financial Statements.

1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

See accompanying Notes, which are an integral part of the Financial Statements.

41

Target Retirement 2030 Fund

Statement of Operations

Six Months Ended
March 31, 2019
($000)
Investment Income
Income
Income Distributions Received from Affiliated Funds	455,362
Net Investment Income—Note B	455,362
Realized Net Gain (Loss)
Capital Gain Distributions Received from Affiliated Funds	—
Affiliated Funds Sold	(19,403)
Realized Net Gain (Loss)	(19,403)
Change in Unrealized Appreciation (Depreciation) from Affiliated Funds	(492,588)
Net Increase (Decrease) in Net Assets Resulting from Operations	(56,629)

See accompanying Notes, which are an integral part of the Financial Statements.

42

Target Retirement 2030 Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	March 31,	September 30,
	2019	2018
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	455,362	751,027
Realized Net Gain (Loss)	(19,403)	72,973
Change in Unrealized Appreciation (Depreciation)	(492,588)	1,620,004
Net Increase (Decrease) in Net Assets Resulting from Operations	(56,629)	2,444,004
Distributions
Net Investment Income	(797,738)	(643,271)
Realized Capital Gain[1]	(72,087)	(18,256)
Total Distributions	(869,825)	(661,527)
Capital Share Transactions
Issued	3,890,723	8,378,602
Issued in Lieu of Cash Distributions	856,053	651,753
Redeemed	(3,332,121)	(5,776,550)
Net Increase (Decrease) from Capital Share Transactions	1,414,655	3,253,805
Total Increase (Decrease)	488,201	5,036,282
Net Assets
Beginning of Period	35,913,492	30,877,210
End of Period	36,401,693	35,913,492

1   Includes fiscal 2019 and 2018 short-term gain distributions totaling $65,533,000 and $15,085,000, respectively. Short-term gain distributions are treated as ordinary income dividends for tax purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

43

Target Retirement 2030 Fund

Financial Highlights

	Six Months
	Ended
For a Share Outstanding	March 31,	Year Ended September 30,
Throughout Each Period	2019	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$34.74	$32.93	$29.77	$27.77	$28.95	$26.46
Investment Operations
Net Investment Income	.432 [1]	.754 [1]	.683 [1]	.634	.633	.613
Capital Gain Distributions Received	—	.001 [1]	.006 [1]	.008	.016	.002
Net Realized and Unrealized Gain (Loss) on Investments	(.576)	1.744	3.167	2.390	(1.242)	2.402
Total from Investment Operations	(.144)	2.499	3.856	3.032	(.593)	3.017
Distributions
Dividends from Net Investment Income	(.767)	(.670)	(.576)	(.597)	(.558)	(.491)
Distributions from Realized Capital Gains	(.069)	(.019)	(.120)	(.435)	(.029)	(.036)
Total Distributions	(.836)	(.689)	(.696)	(1.032)	(.587)	(.527)
Net Asset Value, End of Period	$33.76	$34.74	$32.93	$29.77	$27.77	$28.95

Total Return[2]	-0.17%	7.65%	13.25%	11.15%	-2.16%	11.51%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$36,402	$35,913	$30,877	$24,966	$22,684	$23,085
Ratio of Total Expenses to Average Net Assets	—	—	—	—	—	—
Acquired Fund Fees and Expenses	0.14%	0.14%	0.14%	0.15%	0.15%	0.17%
Ratio of Net Investment Income to Average Net Assets	2.65%	2.22%	2.21%	2.20%	2.08%	2.16%
Portfolio Turnover Rate	11%	9%	9%	16%	24%	7%

The expense ratio, acquired fund fees and expenses, net investment income ratio, and turnover rate for the current period have been annualized.

1 Calculated based on average shares outstanding.

2 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

44

Target Retirement 2030 Fund

Notes to Financial Statements

Vanguard Target Retirement 2030 Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund follows a balanced investment strategy by investing in selected Vanguard funds to achieve its targeted allocation of assets to U.S. and international stocks, and U.S. and international bonds. Financial statements and other information about each underlying fund are available on vanguard.com.

A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (September 30, 2015–2018), and for the period ended March 31, 2019, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

4. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at March 31, 2019, or at any time during the period then ended.

5. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by

45

Target Retirement 2030 Fund

the board of trustees. The FSA provides that expenses otherwise allocable to Vanguard funds-of-funds may be reduced or eliminated to the extent of savings realized by the underlying Vanguard funds by virtue of being part of a fund-of-funds. Accordingly, all expenses for services provided by Vanguard to the fund and all other expenses incurred by the fund during the period ended March 31, 2019, were borne by the underlying Vanguard funds in which the fund invests. The fund’s trustees and officers are also trustees and officers, respectively, of the underlying Vanguard funds, as well as directors and employees, respectively, of Vanguard.

C.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

At March 31, 2019, 100% of the market value of the fund’s investments was determined based on Level 1 inputs.

D.  As of March 31, 2019, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:

Amount
$(000)
Tax Cost	27,203,273
Gross Unrealized Appreciation	9,352,145
Gross Unrealized Depreciation	(117,461)
Net Unrealized Appreciation (Depreciation)	9,234,684

E. Capital shares issued and redeemed were:

	Six Months Ended	Year Ended
	March 31, 2019	September 30, 2018
	Shares	Shares
	(000)	(000)
Issued	118,956	246,657
Issued in Lieu of Cash Distributions	27,921	19,346
Redeemed	(102,400)	(169,972)
Net Increase (Decrease) in Shares Outstanding	44,477	96,031

46

Target Retirement 2030 Fund

F.  Transactions during the period in affiliated underlying Vanguard funds were as follows:

		Current Period Transactions
	Sept. 30,			Proceeds		Realized				March 31,
	2018			from		Net	Change in		Capital Gain	2019
	Market	Purchases		Securities		Gain	Unrealized		Distributions	Market
	Value	at Cost		Sold		(Loss )	App. (Dep. )	Income	Received	Value
	($000)	($000)		($000)		($000)	($000)	($000)	($000)	($000)
Vanguard Market Liquidity Fund	1,900	NA	[1]	NA	[1]	3	—	132	—	4,607
Vanguard Total Bond Market II Index Fund	7,595,101	1,115,070		1,031,478		(20,641)	249,616	107,777	—	7,907,668
Vanguard Total International Bond Index Fund	3,114,618	342,055		185,485		(1,176)	78,087	76,066	—	3,348,099
Vanguard Total International Stock Index Fund	10,047,896	468,343		159,358		171	(383,082)	122,588	—	9,973,970
Vanguard Total Stock Market Index Fund	15,156,276	1,015,319		533,013		2,240	(437,209)	148,799	—	15,203,613
Total	35,915,791	2,940,787		1,909,334		(19,403)	(492,588)	455,362	—	36,437,957

1 Not applicable—purchases and sales are for temporary cash investment purposes.

G. Management has determined that no events or transactions occurred subsequent to March 31, 2019, that would require recognition or disclosure in these financial statements.

47

Target Retirement 2035 Fund

Underlying Vanguard Funds

As of March 31, 2019

Vanguard Total Stock Market Index Fund Investor Shares	46.3%
Vanguard Total International Stock Index Fund Investor Shares	30.3
Vanguard Total Bond Market II Index Fund Investor Shares	16.5
Vanguard Total International Bond Index Fund Investor Shares	6.9

48

Target Retirement 2035 Fund

Financial Statements (unaudited)

Statement of Net Assets

As of March 31, 2019

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports will be available on the SEC’s website at www.sec.gov.

Market
Value•
Shares	($000)
Investment Companies (100.1%)
U.S. Stock Fund (46.3%)
Vanguard Total Stock Market Index Fund Investor Shares	228,289,654	16,073,875

International Stock Fund (30.4%)
Vanguard Total International Stock Index Fund Investor Shares	632,470,630	10,543,285

U.S. Bond Fund (16.5%)
1	Vanguard Total Bond Market II Index Fund Investor Shares	537,320,909	5,722,468

International Bond Fund (6.9%)
Vanguard Total International Bond Index Fund Investor Shares	216,273,375	2,411,448
Total Investment Companies (Cost $24,625,511)	34,751,076
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
1	Vanguard Market Liquidity Fund, 2.554% (Cost $5,237)	52,363	5,237
Total Investments (100.1%) (Cost $24,630,748)	34,756,313
Other Assets and Liabilities (-0.1%)
Other Assets	100,475
Liabilities	(124,567)
(24,092)
Net Assets (100%)
Applicable to 1,674,249,116 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	34,732,221
Net Asset Value Per Share	$20.74

49

Target Retirement 2035 Fund

Amount
($000)
Statement of Assets and Liabilities
Assets
Investments in Securities, at Value—Affiliated Funds	34,756,313
Receivables for Investment Securities Sold	49,374
Receivables for Accrued Income	16,215
Receivables for Capital Shares Issued	34,886
Total Assets	34,856,788
Liabilities
Payables for Investment Securities Purchased	59,219
Payables for Capital Shares Redeemed	65,348
Total Liabilities	124,567
Net Assets	34,732,221

At March 31, 2019, net assets consisted of:
Amount
($000)
Paid-in Capital	24,483,825
Total Distributable Earnings (Loss)	10,248,396
Net Assets	34,732,221

•    See Note A in Notes to Financial Statements.

1   Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

See accompanying Notes, which are an integral part of the Financial Statements.

50

Target Retirement 2035 Fund

Statement of Operations

Six Months Ended
March 31, 2019
($000)
Investment Income
Income
Income Distributions Received from Affiliated Funds	419,156
Net Investment Income—Note B	419,156
Realized Net Gain (Loss)
Capital Gain Distributions Received from Affiliated Funds	—
Affiliated Funds Sold	(19,798)
Realized Net Gain (Loss)	(19,798)
Change in Unrealized Appreciation (Depreciation) from Affiliated Funds	(646,179)
Net Increase (Decrease) in Net Assets Resulting from Operations	(246,821)

See accompanying Notes, which are an integral part of the Financial Statements.

51

Target Retirement 2035 Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	March 31,	September 30,
	2019	2018
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	419,156	714,823
Realized Net Gain (Loss)	(19,798)	71,217
Change in Unrealized Appreciation (Depreciation)	(646,179)	1,827,238
Net Increase (Decrease) in Net Assets Resulting from Operations	(246,821)	2,613,278
Distributions
Net Investment Income	(750,873)	(618,358)
Realized Capital Gain[1]	(68,688)	(49,432)
Total Distributions	(819,561)	(667,790)
Capital Share Transactions
Issued	3,434,507	7,351,952
Issued in Lieu of Cash Distributions	806,942	658,556
Redeemed	(2,964,586)	(5,232,422)
Net Increase (Decrease) from Capital Share Transactions	1,276,863	2,778,086
Total Increase (Decrease)	210,481	4,723,574
Net Assets
Beginning of Period	34,521,740	29,798,166
End of Period	34,732,221	34,521,740

1   Includes fiscal 2019 and 2018 short-term gain distributions totaling $64,476,000 and $21,099,000, respectively. Short-term gain distributions are treated as ordinary income dividends for tax purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

52

Target Retirement 2035 Fund

Financial Highlights

	Six Months
	Ended
For a Share Outstanding	March 31,	Year Ended September 30,
Throughout Each Period	2019	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$21.46	$20.20	$18.09	$16.95	$17.79	$16.16
Investment Operations
Net Investment Income	.256 [1]	.459 [1]	.418 [1]	.393	.391	.359
Capital Gain Distributions Received	—	.001 [1]	.003 [1]	.003	.007	.001
Net Realized and Unrealized Gain (Loss) on Investments	(.470)	1.243	2.180	1.530	(.865)	1.594
Total from Investment Operations	(.214)	1.703	2.601	1.926	(.467)	1.954
Distributions
Dividends from Net Investment Income	(.464)	(.410)	(.356)	(.371)	(.368)	(.324)
Distributions from Realized Capital Gains	(.042)	(.033)	(.135)	(.415)	(.005)	—
Total Distributions	(.506)	(.443)	(.491)	(.786)	(.373)	(.324)
Net Asset Value, End of Period	$20.74	$21.46	$20.20	$18.09	$16.95	$17.79

Total Return[2]	-0.74%	8.51%	14.76%	11.64%	-2.75%	12.20%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$34,732	$34,522	$29,798	$24,531	$22,800	$23,826
Ratio of Total Expenses to Average Net Assets	—	—	—	—	—	—
Acquired Fund Fees and Expenses	0.14%	0.14%	0.14%	0.15%	0.15%	0.18%
Ratio of Net Investment Income to Average Net Assets	2.56%	2.19%	2.22%	2.21%	2.07%	2.17%
Portfolio Turnover Rate	10%	8%	9%	14%	23%	6%

The expense ratio, acquired fund fees and expenses, net investment income ratio, and turnover rate for the current period have been annualized.

1   Calculated based on average shares outstanding.

2   Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

53

Target Retirement 2035 Fund

Notes to Financial Statements

Vanguard Target Retirement 2035 Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund follows a balanced investment strategy by investing in selected Vanguard funds to achieve its targeted allocation of assets to U.S. and international stocks, and U.S. and international bonds. Financial statements and other information about each underlying fund are available on vanguard.com.

A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (September 30, 2015–2018), and for the period ended March 31, 2019, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

4. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and borne by the funds in which the fund invests (see Note B). Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at March 31, 2019, or at any time during the period then ended.

5. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by

54

Target Retirement 2035 Fund

the board of trustees. The FSA provides that expenses otherwise allocable to Vanguard funds-of-funds may be reduced or eliminated to the extent of savings realized by the underlying Vanguard funds by virtue of being part of a fund-of-funds. Accordingly, all expenses for services provided by Vanguard to the fund and all other expenses incurred by the fund during the period ended March 31, 2019, were borne by the underlying Vanguard funds in which the fund invests. The fund’s trustees and officers are also trustees and officers, respectively, of the underlying Vanguard funds, as well as directors and employees, respectively, of Vanguard.

C.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

At March 31, 2019, 100% of the market value of the fund’s investments was determined based on Level 1 inputs.

D.  As of March 31, 2019, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	24,630,748
Gross Unrealized Appreciation	10,227,846
Gross Unrealized Depreciation	(102,281)
Net Unrealized Appreciation (Depreciation)	10,125,565

E. Capital shares issued and redeemed were:

	Six Months Ended	Year Ended
	March 31, 2019	September 30, 2018
	Shares	Shares
	(000)	(000)
Issued	171,137	351,488
Issued in Lieu of Cash Distributions	43,129	31,768
Redeemed	(148,774)	(249,802)
Net Increase (Decrease) in Shares Outstanding	65,492	133,454

55

Target Retirement 2035 Fund

F.  Transactions during the period in affiliated underlying Vanguard funds were as follows:

		Current Period Transactions
	Sept. 30,		Proceeds	Realized				March 31,
	2018		from	Net	Change in		Capital Gain	2019
	Market	Purchases	Securities	Gain	Unrealized		Distributions	Market
	Value	at Cost	Sold	(Loss)	App. (Dep.)	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Market Liquidity Fund	1,202	NA1	NA1	4	1	119	—	5,237
Vanguard Total Bond Market II Index Fund	5,473,272	843,872	760,273	(20,319)	185,916	77,791	—	5,722,468
Vanguard Total International Bond Index Fund	2,237,151	263,249	143,828	(1,142)	56,018	54,702	—	2,411,448
Vanguard Total International Stock Index Fund	10,652,883	533,798	232,460	(2,225)	(408,711)	129,481	—	10,543,285
Vanguard Total Stock Market Index Fund	16,162,127	880,944	493,677	3,884	(479,403)	157,063	—	16,073,875
Total	34,526,635	2,521,863	1,630,238	(19,798)	(646,179)	419,156	—	34,756,313

1 Not applicable—purchases and sales are for temporary cash investment purposes.

G. Management has determined that no other events or transactions occurred subsequent to March 31, 2019, that would require recognition or disclosure in these financial statements.

56

Trustees Approve Advisory Arrangements

The board of trustees of Vanguard Target Retirement Funds has renewed each fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Equity Index Group. The board determined that continuing each fund’s internalized management structure was in the best interests of the funds and their shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received monthly reports, which included a Market and Economic Report, a Fund Dashboard Monthly Summary, and a Fund Performance Report.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of the funds’ investment management services over both the short and long term, and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Equity Index Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangements.

Investment performance

The board considered the performance of each fund, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that the advisory arrangements should continue.

Cost

The board concluded that the funds’ acquired fund fees and expenses were well below the average expense ratios charged by funds in their respective peer groups. The funds do not incur advisory expenses directly; however, the board noted that each of the underlying funds in which the funds invest has advisory expenses well below the relevant peer-group average.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

57

The benefit of economies of scale

The board concluded that Vanguard’s arrangements with the Target Retirement Funds and their underlying funds ensure that the funds will realize economies of scale as the assets of the underlying funds grow, with the cost to shareholders declining as assets increase.

The board will consider whether to renew the advisory arrangements again after a one-year period.

58

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P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447

Direct Investor Account Services > 800-662-2739

Institutional Investor Services > 800-523-1036

Text Telephone for People

Who Are Deaf or Hard of Hearing > 800-749-7273

This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.

You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or sec.gov.

You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.

© 2019 The Vanguard Group, Inc. All rights reserved. Vanguard Marketing Corporation, Distributor. Q3082 052019

Semiannual Report | March 31, 2019 Vanguard Target Retirement Funds

Vanguard Target Retirement 2040 Fund

Vanguard Target Retirement 2045 Fund

Vanguard Target Retirement 2050 Fund

Vanguard Target Retirement 2055 Fund

Vanguard Target Retirement 2060 Fund

Vanguard Target Retirement 2065 Fund

See the inside front cover for important information about access to your fund’s annual and semiannual shareholder reports.

Important information about access to shareholder reports

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your fund’s annual and semiannual shareholder reports will no longer be sent to you by mail, unless you specifically request them. Instead, you will be notified by mail each time a report is posted on the website and will be provided with a link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.

You may elect to receive paper copies of all future shareholder reports free of charge. If you invest through a financial intermediary, you can contact the intermediary to request that you continue to receive paper copies. If you invest directly with the fund, you can call Vanguard at one of the phone numbers on the back cover of this report or log on to vanguard.com. Your election to receive paper copies will apply to all the funds you hold through an intermediary or directly with Vanguard.

Contents

About Your Fund’s Expenses	1
Target Retirement 2040 Fund	3
Target Retirement 2045 Fund	12
Target Retirement 2050 Fund	21
Target Retirement 2055 Fund	30
Target Retirement 2060 Fund	39
Target Retirement 2065 Fund	48
Trustees Approve Advisory Arrangements	57

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A typical fund’s expenses are expressed as a percentage of its average net assets. The Target Retirement Funds have no direct expenses, but each fund bears its proportionate share of the costs for the underlying funds in which it invests. These indirect expenses make up the acquired fund fees and expenses, also expressed as a percentage of average net assets.

The following examples are intended to help you understand the ongoing cost (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period. The costs were calculated using the acquired fund fees and expenses for each Target Retirement Fund.

The accompanying table illustrates your fund’s costs in two ways:

•  Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

•  Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

1

Six Months Ended March 31, 2019

	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	9/30/2018	3/31/2019	Period
Based on Actual Fund Return
Target Retirement 2040 Fund	$1,000.00	$987.18	$0.69
Target Retirement 2045 Fund	$1,000.00	$983.47	$0.74
Target Retirement 2050 Fund	$1,000.00	$983.51	$0.74
Target Retirement 2055 Fund	$1,000.00	$983.91	$0.74
Target Retirement 2060 Fund	$1,000.00	$983.64	$0.74
Target Retirement 2065 Fund	$1,000.00	$983.57	$0.74
Based on Hypothetical 5% Yearly Return
Target Retirement 2040 Fund	$1,000.00	$1,024.23	$0.71
Target Retirement 2045 Fund	$1,000.00	$1,024.18	$0.76
Target Retirement 2050 Fund	$1,000.00	$1,024.18	$0.76
Target Retirement 2055 Fund	$1,000.00	$1,024.18	$0.76
Target Retirement 2060 Fund	$1,000.00	$1,024.18	$0.76
Target Retirement 2065 Fund	$1,000.00	$1,024.18	$0.76

The calculations are based on the acquired fund fees and expenses for the most recent six-month period. The funds’ annualized expense figures for the period are (in order as listed from top to bottom above) 0.14%, 0.15%, 0.15%, 0.15%, 0.15%, and 0.15%. The dollar amounts shown as “Expenses Paid” are equal to the annualized average weighted expense ratio for the underlying funds multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (182/365).

2

Target Retirement 2040 Fund

Underlying Vanguard Funds

As of March 31, 2019

Vanguard Total Stock Market Index Fund Investor Shares	50.7%
Vanguard Total International Stock Index Fund Investor Shares	33.4
Vanguard Total Bond Market II Index Fund Investor Shares	11.2
Vanguard Total International Bond Index Fund Investor Shares	4.7

3

Target Retirement 2040 Fund

Financial Statements (unaudited)

Statement of Net Assets

As of March 31, 2019

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports will be available on the SEC’s website at www.sec.gov.

		Market
		Value•
	Shares	($000)
Investment Companies (100.1%)
U.S. Stock Fund (50.7%)
Vanguard Total Stock Market Index Fund Investor Shares	193,476,203	13,622,659

International Stock Fund (33.4%)
Vanguard Total International Stock Index Fund Investor Shares	539,243,242	8,989,185

U.S. Bond Fund (11.3%)
[1] Vanguard Total Bond Market II Index Fund Investor Shares	284,023,321	3,024,848

International Bond Fund (4.7%)
Vanguard Total International Bond Index Fund Investor Shares	113,080,436	1,260,847
Total Investment Companies (Cost $19,422,232)		26,897,539
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
[1] Vanguard Market Liquidity Fund, 2.554% (Cost $1,724)	17,233	1,724
Total Investments (100.1%) (Cost $19,423,956)		26,899,263
Other Assets and Liabilities (-0.1%)
Other Assets		74,878
Liabilities		(90,178)
		(15,300)
Net Assets (100%)
Applicable to 749,856,577 outstanding $.001 par value shares of beneficial interest (unlimited authorization)		26,883,963
Net Asset Value Per Share		$35.85

4

Target Retirement 2040 Fund

Amount
($000)
Statement of Assets and Liabilities
Assets
Investments in Securities, at Value—Affiliated Funds	26,899,263
Receivables for Investment Securities Sold	31,442
Receivables for Capital Shares Issued	34,951
Receivables for Accrued Income	8,485
Total Assets	26,974,141
Liabilities
Payables for Investment Securities Purchased	38,486
Payables for Capital Shares Redeemed	51,692
Total Liabilities	90,178
Net Assets	26,883,963

At March 31, 2019, net assets consisted of:

Amount
($000)
Paid-in Capital	19,312,330
Total Distributable Earnings (Loss)	7,571,633
Net Assets	26,883,963

•        See Note A in Notes to Financial Statements.

1       Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

See accompanying Notes, which are an integral part of the Financial Statements.

5

Target Retirement 2040 Fund

Statement of Operations

Six Months Ended March 31, 2019
($000)
Investment Income
Income
Income Distributions Received from Affiliated Funds	309,654
Net Investment Income—Note B	309,654
Realized Net Gain (Loss)
Capital Gain Distributions Received from Affiliated Funds	—
Affiliated Funds Sold	(10,676)
Realized Net Gain (Loss)	(10,676)
Change in Unrealized Appreciation (Depreciation) from Affiliated Funds	(618,991)
Net Increase (Decrease) in Net Assets Resulting from Operations	(320,013)

See accompanying Notes, which are an integral part of the Financial Statements.

6

Target Retirement 2040 Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	March 31,	September 30,
	2019	2018
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	309,654	535,805
Realized Net Gain (Loss)	(10,676)	40,240
Change in Unrealized Appreciation (Depreciation)	(618,991)	1,586,712
Net Increase (Decrease) in Net Assets Resulting from Operations	(320,013)	2,162,757
Distributions
Net Investment Income	(559,639)	(450,227)
Realized Capital Gain[1]	(40,000)	(9,411)
Total Distributions	(599,639)	(459,638)
Capital Share Transactions
Issued	3,082,658	6,304,784
Issued in Lieu of Cash Distributions	590,157	453,171
Redeemed	(2,314,524)	(4,340,003)
Net Increase (Decrease) from Capital Share Transactions	1,358,291	2,417,952
Total Increase (Decrease)	438,639	4,121,071
Net Assets
Beginning of Period	26,445,324	22,324,253
End of Period	26,883,963	26,445,324

1       Includes fiscal 2019 and 2018 short-term gain distributions totaling $39,425,000 and $8,951,000, respectively. Short-term gain distributions are treated as ordinary income dividends for tax purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

7

Target Retirement 2040 Fund

Financial Highlights

	Six Months
	Ended
For a Share Outstanding Throughout Each Period	March 31,			Year Ended September 30,
	2019	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$37.26	$34.73	$30.59	$28.09	$29.66	$26.80
Investment Operations
Net Investment Income	.426[1]	.786[1]	.718[1]	.660	.648	.593
Capital Gain Distributions Received	—	.001[1]	.003[1]	.003	.007	.001
Net Realized and Unrealized Gain (Loss) on Investments	(1.001)	2.441	4.143	2.687	(1.634)	2.773
Total from Investment Operations	(.575)	3.228	4.864	3.350	(.979)	3.367
Distributions
Dividends from Net Investment Income	(.779)	(.684)	(.599)	(.615)	(.574)	(.500)
Distributions from Realized Capital Gains	(.056)	(.014)	(.125)	(.235)	(.017)	(.007)
Total Distributions	(.835)	(.698)	(.724)	(.850)	(.591)	(.507)
Net Asset Value, End of Period	$35.85	$37.26	$34.73	$30.59	$28.09	$29.66

Total Return[2]	-1.28%	9.37%	16.26%	12.11%	-3.43%	12.66%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$26,884	$26,445	$22,324	$17,371	$15,724	$15,912
Ratio of Total Expenses to Average Net Assets	—	—	—	—	—	—
Acquired Fund Fees and Expenses	0.14%	0.14%	0.15%	0.16%	0.16%	0.18%
Ratio of Net Investment Income to Average Net Assets	2.46%	2.17%	2.23%	2.23%	2.09%	2.18%
Portfolio Turnover Rate	7%	8%	8%	16%	21%	6%

The expense ratio, acquired fund fees and expenses, net investment income ratio, and turnover rate for the current period have been annualized.

1       Calculated based on average shares outstanding.

2       Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

8

Target Retirement 2040 Fund

Notes to Financial Statements

Vanguard Target Retirement 2040 Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund follows a balanced investment strategy by investing in selected Vanguard funds to achieve its targeted allocation of assets to U.S. and international stocks, and U.S. and international bonds. Financial statements and other information about each underlying fund are available on vanguard.com.

A.      The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (September 30, 2015–2018), and for the period ended March 31, 2019, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

4. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and borne by the funds in which the fund invests (see Note B). Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at March 31, 2019, or at any time during the period then ended.

5. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B.      In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These

9

Target Retirement 2040 Fund

costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. The FSA provides that expenses otherwise allocable to Vanguard funds-of-funds may be reduced or eliminated to the extent of savings realized by the underlying Vanguard funds by virtue of being part of a fund-of-funds. Accordingly, all expenses for services provided by Vanguard to the fund and all other expenses incurred by the fund during the period ended March 31, 2019, were borne by the underlying Vanguard funds in which the fund invests. The fund’s trustees and officers are also trustees and officers, respectively, of the underlying Vanguard funds, as well as directors and employees, respectively, of Vanguard.

C.      Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

At March 31, 2019, 100% of the market value of the fund’s investments was determined based on Level 1 inputs.

D.      As of March 31, 2019, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	19,423,956
Gross Unrealized Appreciation	7,584,722
Gross Unrealized Depreciation	(109,415)
Net Unrealized Appreciation (Depreciation)	7,475,307

E. Capital shares issued and redeemed were:

	Six Months Ended	Year Ended
	March 31, 2019	September 30, 2018
	Shares	Shares
	(000)	(000)
Issued	88,934	174,069
Issued in Lieu of Cash Distributions	18,379	12,637
Redeemed	(67,236)	(119,638)
Net Increase (Decrease) in Shares Outstanding	40,077	67,068

10

Target Retirement 2040 Fund

F.       Transactions during the period in affiliated underlying Vanguard funds were as follows:

		Current Period Transactions
	Sept. 30,		Proceeds	Realized				March 31,
	2018		from	Net	Change in		Capital Gain	2019
	Market	Purchases	Securities	Gain	Unrealized		Distributions	Market
	Value	at Cost	Sold	(Loss )	App. (Dep. )	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Market Liquidity Fund	11	NA1	NA1	1	—	93	—	1,724
Vanguard Total Bond Market II Index Fund	2,828,171	602,766	491,626	(9,574)	95,111	40,508	—	3,024,848
Vanguard Total International Bond Index Fund	1,138,754	154,120	61,162	(330)	29,465	27,948	—	1,260,847
Vanguard Total International Stock Index Fund	8,962,774	514,604	138,287	(516)	(349,390)	108,926	—	8,989,185
Vanguard Total Stock Market Index Fund	13,505,535	698,583	187,025	(257)	(394,177)	132,179	—	13,622,659
Total	26,435,245	1,970,073	878,100	(10,676)	(618,991)	309,654	—	26,899,263

1       Not applicable—purchases and sales are for temporary cash investment purposes.

G.     Management has determined that no events or transactions occurred subsequent to March 31, 2019, that would require recognition or disclosure in these financial statements.

11

Target Retirement 2045 Fund

Underlying Vanguard Funds

As of March 31, 2019

Vanguard Total Stock Market Index Fund Investor Shares	54.1%
Vanguard Total International Stock Index Fund Investor Shares	35.8
Vanguard Total Bond Market II Index Fund Investor Shares	7.2
Vanguard Total International Bond Index Fund Investor Shares	2.9

12

Target Retirement 2045 Fund

Financial Statements (unaudited)

Statement of Net Assets

As of March 31, 2019

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports will be available on the SEC’s website at www.sec.gov.

Market
Value•
Shares	($000)
Investment Companies (100.1%)
U.S. Stock Fund (54.1%)
Vanguard Total Stock Market Index Fund Investor Shares	189,941,959	13,373,813

International Stock Fund (35.9%)
Vanguard Total International Stock Index Fund Investor Shares	531,117,074	8,853,722

U.S. Bond Fund (7.2%)
1	Vanguard Total Bond Market II Index Fund Investor Shares	166,796,866	1,776,387

International Bond Fund (2.9%)
Vanguard Total International Bond Index Fund Investor Shares	64,512,299	719,312
Total Investment Companies (Cost $17,567,610)	24,723,234
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
1	Vanguard Market Liquidity Fund, 2.554% (Cost $2,503)	25,031	2,503
Total Investments (100.1%) (Cost $17,570,113)	24,725,737
Other Assets and Liabilities (-0.1%)
Other Assets	48,924
Liabilities	(72,471)
(23,547)
Net Assets (100%)
Applicable to 1,096,230,365 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	24,702,190
Net Asset Value Per Share	$22.53

13

Target Retirement 2045 Fund

Amount
($000)
Statement of Assets and Liabilities
Assets
Investments in Securities, at Value—Affiliated Funds	24,725,737
Receivables for Investment Securities Sold	9,845
Receivables for Capital Shares Issued	34,094
Receivables for Accrued Income	4,985
Total Assets	24,774,661
Liabilities
Payables for Investment Securities Purchased	6,986
Payables for Capital Shares Redeemed	65,485
Total Liabilities	72,471
Net Assets	24,702,190

At March 31, 2019, net assets consisted of:
Amount
($000)
Paid-in Capital	17,458,754
Total Distributable Earnings (Loss)	7,243,436
Net Assets	24,702,190

•    See Note A in Notes to Financial Statements.

1   Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

See accompanying Notes, which are an integral part of the Financial Statements.

14

Target Retirement 2045 Fund

Statement of Operations

Six Months Ended
March 31, 2019
($000)
Investment Income
Income
Income Distributions Received from Affiliated Funds	276,684
Net Investment Income—Note B	276,684
Realized Net Gain (Loss)
Capital Gain Distributions Received from Affiliated Funds	—
Affiliated Funds Sold	(6,892)
Realized Net Gain (Loss)	(6,892)
Change in Unrealized Appreciation (Depreciation) from Affiliated Funds	(644,405)
Net Increase (Decrease) in Net Assets Resulting from Operations	(374,613)

See accompanying Notes, which are an integral part of the Financial Statements.

15

Target Retirement 2045 Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	March 31,	September 30,
	2019	2018
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	276,684	490,471
Realized Net Gain (Loss)	(6,892)	26,325
Change in Unrealized Appreciation (Depreciation)	(644,405)	1,567,532
Net Increase (Decrease) in Net Assets Resulting from Operations	(374,613)	2,084,328
Distributions
Net Investment Income	(507,946)	(412,734)
Realized Capital Gain[1]	(27,641)	(9,737)
Total Distributions	(535,587)	(422,471)
Capital Share Transactions
Issued	2,797,094	5,662,342
Issued in Lieu of Cash Distributions	527,209	416,672
Redeemed	(2,041,480)	(3,824,416)
Net Increase (Decrease) from Capital Share Transactions	1,282,823	2,254,598
Total Increase (Decrease)	372,623	3,916,455
Net Assets
Beginning of Period	24,329,567	20,413,112
End of Period	24,702,190	24,329,567

1   Includes fiscal 2019 and 2018 short-term gain distributions totaling $27,221,000 and $9,737,000, respectively. Short-term gain distributions are treated as ordinary income dividends for tax purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

16

Target Retirement 2045 Fund

Financial Highlights

	Six Months
	Ended
For a Share Outstanding Throughout Each Period	March 31,	Year Ended September 30,
	2019	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$23.49	$21.80	$19.12	$17.60	$18.61	$16.82
Investment Operations
Net Investment Income	.260 [1]	.492 [1]	.450 [1]	.411	.406	.376
Capital Gain Distributions Received	—	—	.001 [1]	.002	.004	.001
Net Realized and Unrealized Gain (Loss) on Investments	(.711)	1.636	2.696	1.692	(1.034)	1.747
Total from Investment Operations	(.451)	2.128	3.147	2.105	(.624)	2.124
Distributions
Dividends from Net Investment Income	(.483)	(.428)	(.375)	(.386)	(.383)	(.334)
Distributions from Realized Capital Gains	(.026)	(.010)	(.092)	(.199)	(.003)	—
Total Distributions	(.509)	(.438)	(.467)	(.585)	(.386)	(.334)
Net Asset Value, End of Period	$22.53	$23.49	$21.80	$19.12	$17.60	$18.61

Total Return[2]	-1.65%	9.85%	16.84%	12.16%	-3.49%	12.73%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$24,702	$24,330	$20,413	$15,987	$14,283	$14,491
Ratio of Total Expenses to Average Net Assets	—	—	—	—	—	—
Acquired Fund Fees and Expenses	0.15%	0.15%	0.15%	0.16%	0.16%	0.18%
Ratio of Net Investment Income to Average Net Assets	2.40%	2.16%	2.23%	2.43%	2.10%	2.17%
Portfolio Turnover Rate	6%	7%	8%	13%	20%	7%

The expense ratio, acquired fund fees and expenses, net investment income ratio, and turnover rate for the current period have been annualized.

1   Calculated based on average shares outstanding.

2   Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

17

Target Retirement 2045 Fund

Notes to Financial Statements

Vanguard Target Retirement 2045 Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund follows a balanced investment strategy by investing in selected Vanguard funds to achieve its targeted allocation of assets to U.S. and international stocks, and U.S. and international bonds. Financial statements and other information about each underlying fund are available on vanguard.com.

A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (September 30, 2015–2018), and for the period ended March 31, 2019, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

4. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and borne by the funds in which the fund invests (see Note B). Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at March 31, 2019, or at any time during the period then ended.

5. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These

18

Target Retirement 2045 Fund

costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. The FSA provides that expenses otherwise allocable to Vanguard funds-of-funds may be reduced or eliminated to the extent of savings realized by the underlying Vanguard funds by virtue of being part of a fund-of-funds. Accordingly, all expenses for services provided by Vanguard to the fund and all other expenses incurred by the fund during the period ended March 31, 2019, were borne by the underlying Vanguard funds in which the fund invests. The fund’s trustees and officers are also trustees and officers, respectively, of the underlying Vanguard funds, as well as directors and employees, respectively, of Vanguard.

C.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

At March 31, 2019, 100% of the market value of the fund’s investments was determined based on Level 1 inputs.

D.  As of March 31, 2019, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:

Amount ($000)
Tax Cost	17,570,113
Gross Unrealized Appreciation	7,269,014
Gross Unrealized Depreciation	(113,390)
Net Unrealized Appreciation (Depreciation)	7,155,624

E. Capital shares issued and redeemed were:

	Six Months Ended	Year Ended
	March 31, 2019	September 30, 2018
	Shares	Shares
	(000)	(000)
Issued	128,729	248,564
Issued in Lieu of Cash Distributions	26,255	18,469
Redeemed	(94,618)	(167,394)
Net Increase (Decrease) in Shares Outstanding	60,366	99,639

19

Target Retirement 2045 Fund

F.  Transactions during the period in affiliated underlying Vanguard funds were as follows:

		Current Period Transactions
	Sept. 30,		Proceeds	Realized				March 31,
	2018		from	Net	Change in		Capital Gain	2019
	Market	Purchases	Securities	Gain	Unrealized		Distributions	Market
	Value	at Cost	Sold	(Loss)	App. (Dep.)	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Market Liquidity Fund	6	NA1	NA1	(1)	—	88	—	2,503
Vanguard Total Bond Market II Index Fund	1,723,362	310,453	308,190	(7,078)	57,840	24,119	—	1,776,387
Vanguard Total International Bond Index Fund	711,242	69,292	78,362	(398)	17,538	16,958	—	719,312
Vanguard Total International Stock Index Fund	8,735,702	597,396	140,320	506	(339,562)	106,282	—	8,853,722
Vanguard Total Stock Market Index Fund	13,160,195	808,013	214,253	79	(380,221)	129,237	—	13,373,813
Total	24,330,507	1,785,154	741,125	(6,892)	(644,405)	276,684	—	24,725,737

1 Not applicable—purchases and sales are for temporary cash investment purposes.

G. Management has determined that no events or transactions occurred subsequent to March 31, 2019, that would require recognition or disclosure in these financial statements.

20

Target Retirement 2050 Fund

Underlying Vanguard Funds

As of March 31, 2019

Vanguard Total Stock Market Index Fund Investor Shares	54.2%
Vanguard Total International Stock Index Fund Investor Shares	35.8
Vanguard Total Bond Market II Index Fund Investor Shares	7.1
Vanguard Total International Bond Index Fund Investor Shares	2.9

21

Target Retirement 2050 Fund

Financial Statements (unaudited)

Statement of Net Assets

As of March 31, 2019

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports will be available on the SEC’s website at www.sec.gov.

Market
Value•
Shares	($000)
Investment Companies (100.0%)
U.S. Stock Fund (54.2%)
Vanguard Total Stock Market Index Fund Investor Shares	135,313,118	9,527,397

International Stock Fund (35.8%)
Vanguard Total International Stock Index Fund Investor Shares	378,355,874	6,307,192

U.S. Bond Fund (7.1%)
1	Vanguard Total Bond Market II Index Fund Investor Shares	117,011,803	1,246,176

International Bond Fund (2.9%)
Vanguard Total International Bond Index Fund Investor Shares	45,901,674	511,803
Total Investment Companies (Cost $13,530,692)	17,592,568
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
1	Vanguard Market Liquidity Fund, 2.554% (Cost $782)	7,818	782
Total Investments (100.0%) (Cost $13,531,474)	17,593,350
Other Assets and Liabilities (0.0%)
Other Assets	57,905
Liabilities	(60,287)
(2,382)
Net Assets (100%)
Applicable to 485,082,386 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	17,590,968
Net Asset Value Per Share	$36.26

22

Target Retirement 2050 Fund

Amount
($000)
Statement of Assets and Liabilities
Assets
Investments in Securities, at Value—Affiliated Funds	17,593,350
Receivables for Investment Securities Sold	24,785
Receivables for Capital Shares Issued	29,583
Receivables for Accrued Income	3,537
Total Assets	17,651,255
Liabilities
Payables for Investment Securities Purchased	5,539
Payables for Capital Shares Redeemed	54,748
Total Liabilities	60,287
Net Assets	17,590,968

At March 31, 2019, net assets consisted of:
Amount
($000)
Paid-in Capital	13,466,624
Total Distributable Earnings (Loss)	4,124,344
Net Assets	17,590,968

• See Note A in Notes to Financial Statements.

1   Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

See accompanying Notes, which are an integral part of the Financial Statements.

23

Target Retirement 2050 Fund

Statement of Operations

Six Months Ended
March 31, 2019
($000)
Investment Income
Income
Income Distributions Received from Affiliated Funds	193,963
Net Investment Income—Note B	193,963
Realized Net Gain (Loss)
Capital Gain Distributions Received from Affiliated Funds	—
Affiliated Funds Sold	(5,898)
Realized Net Gain (Loss)	(5,898)
Change in Unrealized Appreciation (Depreciation) from Affiliated Funds	(425,177)
Net Increase (Decrease) in Net Assets Resulting from Operations	(237,112)

See accompanying Notes, which are an integral part of the Financial Statements.

24

Target Retirement 2050 Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	March 31,	September 30,
	2019	2018
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	193,963	331,586
Realized Net Gain (Loss)	(5,898)	12,675
Change in Unrealized Appreciation (Depreciation)	(425,177)	1,053,045
Net Increase (Decrease) in Net Assets Resulting from Operations	(237,112)	1,397,306
Distributions
Net Investment Income	(358,541)	(271,760)
Realized Capital Gain[1]	(12,729)	(3,856)
Total Distributions	(371,270)	(275,616)
Capital Share Transactions
Issued	2,558,246	4,834,564
Issued in Lieu of Cash Distributions	364,259	271,105
Redeemed	(1,527,163)	(2,830,456)
Net Increase (Decrease) from Capital Share Transactions	1,395,342	2,275,213
Total Increase (Decrease)	786,960	3,396,903
Net Assets
Beginning of Period	16,804,008	13,407,105
End of Period	17,590,968	16,804,008

1 Includes fiscal 2019 and 2018 short-term gain distributions totaling $12,274,000 and $3,657,000, respectively. Short-term gain distributions are treated as ordinary income dividends for tax purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

25

Target Retirement 2050 Fund

Financial Highlights

	Six Months
	Ended
For a Share Outstanding Throughout Each Period	March 31,	Year Ended September 30,
	2019	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$37.80	$35.07	$30.63	$27.95	$29.53	$26.69
Investment Operations
Net Investment Income	.420 [1]	.794 [1]	.727 [1]	.636	.623	.586
Capital Gain Distributions Received	—	.001 [1]	.002 [1]	.003	.006	.001
Net Realized and Unrealized Gain (Loss) on Investments	(1.143)	2.629	4.332	2.714	(1.609)	2.771
Total from Investment Operations	(.723)	3.424	5.061	3.353	(.980)	3.358
Distributions
Dividends from Net Investment Income	(.789)	(.684)	(.587)	(.585)	(.596)	(.518)
Distributions from Realized Capital Gains	(.028)	(.010)	(.034)	(.088)	(.004)	—
Total Distributions	(.817)	(.694)	(.621)	(.673)	(.600)	(.518)
Net Asset Value, End of Period	$36.26	$37.80	$35.07	$30.63	$27.95	$29.53

Total Return[2]	-1.65%	9.84%	16.84%	12.14%	-3.46%	12.69%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$17,591	$16,804	$13,407	$9,634	$7,893	$7,389
Ratio of Total Expenses to Average Net Assets	—	—	—	—	—	—
Acquired Fund Fees and Expenses	0.15%	0.15%	0.15%	0.16%	0.16%	0.18%
Ratio of Net Investment Income to Average Net Assets	2.40%	2.16%	2.24%	2.24%	2.11%	2.19%
Portfolio Turnover Rate	6%	7%	6%	12%	18%	7%

The expense ratio, acquired fund fees and expenses, net investment income ratio, and turnover rate for the current period have been annualized.

1 Calculated based on average shares outstanding.

2   Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

26

Target Retirement 2050 Fund

Notes to Financial Statements

Vanguard Target Retirement 2050 Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund follows a balanced investment strategy by investing in selected Vanguard funds to achieve its targeted allocation of assets to U.S. and international stocks, and U.S. and international bonds. Financial statements and other information about each underlying fund are available on vanguard.com.

A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (September 30, 2015–2018), and for the period ended March 31, 2019, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

4. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and borne by the funds in which the fund invests (see Note B). Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at March 31, 2019, or at any time during the period then ended.

5. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These

27

Target Retirement 2050 Fund

costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. The FSA provides that expenses otherwise allocable to Vanguard funds-of-funds may be reduced or eliminated to the extent of savings realized by the underlying Vanguard funds by virtue of being part of a fund-of-funds. Accordingly, all expenses for services provided by Vanguard to the fund and all other expenses incurred by the fund during the period ended March 31, 2019, were borne by the underlying Vanguard funds in which the fund invests. The fund’s trustees and officers are also trustees and officers, respectively, of the underlying Vanguard funds, as well as directors and employees, respectively, of Vanguard.

C.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

At March 31, 2019, 100% of the market value of the fund’s investments was determined based on Level 1 inputs.

D.  As of March 31, 2019, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:

Amount ($000)
Tax Cost	13,531,474
Gross Unrealized Appreciation	4,169,929
Gross Unrealized Depreciation	(108,053)
Net Unrealized Appreciation (Depreciation)	4,061,876

E. Capital shares issued and redeemed were:

	Six Months Ended	Year Ended
	March 31, 2019	September 30, 2018
	Shares	Shares
	(000)	(000)
Issued	73,160	131,840
Issued in Lieu of Cash Distributions	11,274	7,468
Redeemed	(43,937)	(76,965)
Net Increase (Decrease) in Shares Outstanding	40,497	62,343

28

Target Retirement 2050 Fund

F.  Transactions during the period in affiliated underlying Vanguard funds were as follows:

		Current Period Transactions
	Sept. 30,		Proceeds	Realized				March 31,
	2018		from	Net	Change in		Capital Gain	2019
	Market	Purchases	Securities	Gain	Unrealized		Distributions	Market
	Value	at Cost	Sold	(Loss)	App. (Dep.)	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Market Liquidity Fund	1,188	NA1	NA1	—	—	81	—	782
Vanguard Total Bond Market II Index Fund	1,194,887	266,307	250,571	(5,647)	41,200	16,856	—	1,246,176
Vanguard Total International Bond Index Fund	489,291	57,489	47,193	(265)	12,481	11,685	—	511,803
Vanguard Total International Stock Index Fund	6,041,281	587,954	91,345	—	(230,698)	74,468	—	6,307,192
Vanguard Total Stock Market Index Fund	9,070,996	779,625	75,078	14	(248,160)	90,873	—	9,527,397
Total	16,797,643	1,691,375	464,187	(5,898)	(425,177)	193,963	—	17,593,350

1 Not applicable—purchases and sales are for temporary cash investment purposes.

G. Management has determined that no events or transactions occurred subsequent to March 31, 2019, that would require recognition or disclosure in these financial statements.

29

Target Retirement 2055 Fund

Underlying Vanguard Funds

As of March 31, 2019

Vanguard Total Stock Market Index Fund Investor Shares	54.1%
Vanguard Total International Stock Index Fund Investor Shares	35.8
Vanguard Total Bond Market II Index Fund Investor Shares	7.2
Vanguard Total International Bond Index Fund Investor Shares	2.9

30

Target Retirement 2055 Fund

Financial Statements (unaudited)

Statement of Net Assets

As of March 31, 2019

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports will be available on the SEC’s website at www.sec.gov.

Market
Value•
Shares	($000)
Investment Companies (99.9%)
U.S. Stock Fund (54.1%)
Vanguard Total Stock Market Index Fund Investor Shares	68,105,702	4,795,322

International Stock Fund (35.8%)
Vanguard Total International Stock Index Fund Investor Shares	190,538,964	3,176,285

U.S. Bond Fund (7.1%)
1	Vanguard Total Bond Market II Index Fund Investor Shares	59,709,006	635,901

International Bond Fund (2.9%)
Vanguard Total International Bond Index Fund Investor Shares	23,114,678	257,729
Total Investment Companies (Cost $7,653,379)	8,865,237
Temporary Cash Investment (0.1%)
Money Market Fund (0.1%)
1	Vanguard Market Liquidity Fund, 2.554% (Cost $5,864)	58,631	5,864
Total Investments (100.0%) (Cost $7,659,243)	8,871,101
Other Assets and Liabilities (0.0%)
Other Assets	29,362
Liabilities	(32,786)
(3,424)
Net Assets (100%)
Applicable to 225,312,163 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	8,867,677
Net Asset Value Per Share	$39.36

31

Target Retirement 2055 Fund

Amount
($000)
Statement of Assets and Liabilities
Assets
Investments in Securities, at Value—Affiliated Funds	8,871,101
Receivables for Investment Securities Sold	6,053
Receivables for Capital Shares Issued	21,525
Receivables for Accrued Income	1,784
Total Assets	8,900,463
Liabilities
Payables for Investment Securities Purchased	7,785
Payables for Capital Shares Redeemed	25,001
Total Liabilities	32,786
Net Assets	8,867,677

At March 31, 2019, net assets consisted of:
Amount
($000)
Paid-in Capital	7,622,711
Total Distributable Earnings (Loss)	1,244,966
Net Assets	8,867,677

•    See Note A in Notes to Financial Statements.

1   Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

See accompanying Notes, which are an integral part of the Financial Statements.

32

Target Retirement 2055 Fund

Statement of Operations

Six Months Ended
March 31, 2019
($000)
Investment Income
Income
Income Distributions Received from Affiliated Funds	95,381
Net Investment Income—Note B	95,381
Realized Net Gain (Loss)
Capital Gain Distributions Received from Affiliated Funds	—
Affiliated Funds Sold	(8)
Realized Net Gain (Loss)	(8)
Change in Unrealized Appreciation (Depreciation) from Affiliated Funds	(185,425)
Net Increase (Decrease) in Net Assets Resulting from Operations	(90,052)

See accompanying Notes, which are an integral part of the Financial Statements.

33

Target Retirement 2055 Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	March 31,	September 30,
	2019	2018
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	95,381	151,249
Realized Net Gain (Loss)	(8)	(672)
Change in Unrealized Appreciation (Depreciation)	(185,425)	464,109
Net Increase (Decrease) in Net Assets Resulting from Operations	(90,052)	614,686
Distributions
Net Investment Income	(169,592)	(113,882)
Realized Capital Gain	—	—
Total Distributions	(169,592)	(113,882)
Capital Share Transactions
Issued	1,672,203	3,016,467
Issued in Lieu of Cash Distributions	166,487	111,895
Redeemed	(722,025)	(1,218,478)
Net Increase (Decrease) from Capital Share Transactions	1,116,665	1,909,884
Total Increase (Decrease)	857,021	2,410,688
Net Assets
Beginning of Period	8,010,656	5,599,968
End of Period	8,867,677	8,010,656

See accompanying Notes, which are an integral part of the Financial Statements.

34

Target Retirement 2055 Fund

Financial Highlights

	Six Months
	Ended
For a Share Outstanding Throughout Each Period	March 31,			Year Ended September 30,
	2019	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$40.95	$37.98	$33.15	$30.14	$31.80	$28.67
Investment Operations
Net Investment Income	.458[1]	.868[1]	.796[1]	.642	.631	.577
Capital Gain Distributions Received	—	.001[1]	.002[1]	.003	.005	.001
Net Realized and Unrealized Gain (Loss) on Investments	(1.218)	2.819	4.688	2.974	(1.736)	3.033
Total from Investment Operations	(.760)	3.688	5.486	3.619	(1.100)	3.611
Distributions
Dividends from Net Investment Income	(.830)	(.718)	(.654)	(.593)	(.554)	(.477)
Distributions from Realized Capital Gains	—	—	(.002)	(.016)	(.006)	(.004)
Total Distributions	(.830)	(.718)	(.656)	(.609)	(.560)	(.481)
Net Asset Value, End of Period	$39.36	$40.95	$37.98	$33.15	$30.14	$31.80

Total Return[2]	-1.61%	9.79%	16.86%	12.13%	-3.58%	12.69%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$8,868	$8,011	$5,600	$3,399	$2,279	$1,670
Ratio of Total Expenses to Average Net Assets	—	—	—	—	—	—
Acquired Fund Fees and Expenses	0.15%	0.15%	0.15%	0.16%	0.16%	0.18%
Ratio of Net Investment Income to Average Net Assets	2.42%	2.18%	2.26%	2.27%	2.17%	2.22%
Portfolio Turnover Rate	4%	5%	5%	8%	18%	7%

The expense ratio, acquired fund fees and expenses, net investment income ratio, and turnover rate for the current period have been annualized.

1   Calculated based on average shares outstanding.

2   Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

35

Target Retirement 2055 Fund

Notes to Financial Statements

Vanguard Target Retirement 2055 Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund follows a balanced investment strategy by investing in selected Vanguard funds to achieve its targeted allocation of assets to U.S. and international stocks, and U.S. and international bonds. Financial statements and other information about each underlying fund are available on vanguard.com.

A.      The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (September 30, 2015–2018), and for the period ended March 31, 2019, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

4. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and borne by the funds in which the fund invests (see Note B). Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at March 31, 2019, or at any time during the period then ended.

5. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B.      In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These

36

Target Retirement 2055 Fund

costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. The FSA provides that expenses otherwise allocable to Vanguard funds-of-funds may be reduced or eliminated to the extent of savings realized by the underlying Vanguard funds by virtue of being part of a fund-of-funds. Accordingly, all expenses for services provided by Vanguard to the fund and all other expenses incurred by the fund during the period ended March 31, 2019, were borne by the underlying Vanguard funds in which the fund invests. The fund’s trustees and officers are also trustees and officers, respectively, of the underlying Vanguard funds, as well as directors and employees, respectively, of Vanguard.

C.      Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

At March 31, 2019, 100% of the market value of the fund’s investments was determined based on Level 1 inputs.

D.      As of March 31, 2019, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	7,659,243
Gross Unrealized Appreciation	1,293,254
Gross Unrealized Depreciation	(81,396)
Net Unrealized Appreciation (Depreciation)	1,211,858

E. Capital shares issued and redeemed were:

	Six Months Ended	Year Ended
	March 31, 2019	September 30, 2018
	Shares	Shares
	(000)	(000)
Issued	44,084	75,923
Issued in Lieu of Cash Distributions	4,747	2,845
Redeemed	(19,116)	(30,634)
Net Increase (Decrease) in Shares Outstanding	29,715	48,134

37

Target Retirement 2055 Fund

F.       Transactions during the period in affiliated underlying Vanguard funds were as follows:

		Current Period Transactions
	Sept. 30,		Proceeds	Realized				March 31,
	2018		from	Net	Change in		Capital Gain	2019
	Market	Purchases	Securities	Gain	Unrealized		Distributions	Market
	Value	at Cost	Sold	(Loss)	App. (Dep.)	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Market Liquidity Fund	3,066	NA1	NA1	—	—	67	—	5,864
Vanguard Total Bond Market II Index Fund	569,472	138,596	90,185	(570)	18,588	8,322	—	635,901
Vanguard Total International Bond Index Fund	231,600	32,000	11,870	(90)	6,089	5,674	—	257,729
Vanguard Total International Stock Index Fund	2,878,168	421,708	20,000	626	(104,217)	36,364	—	3,176,285
Vanguard Total Stock Market Index Fund	4,326,242	601,092	26,153	26	(105,885)	44,954	—	4,795,322
Total	8,008,548	1,193,396	148,208	(8)	(185,425)	95,381	—	8,871,101

1 Not applicable—purchases and sales are for temporary cash investment purposes.

G. Management has determined that no events or transactions occurred subsequent to March 31, 2019, that would require recognition or disclosure in these financial statements.

38

Target Retirement 2060 Fund

Underlying Vanguard Funds

As of March 31, 2019

Vanguard Total Stock Market Index Fund Investor Shares	54.1%
Vanguard Total International Stock Index Fund Investor Shares	35.8
Vanguard Total Bond Market II Index Fund Investor Shares	7.2
Vanguard Total International Bond Index Fund Investor Shares	2.9

39

Target Retirement 2060 Fund

Financial Statements (unaudited)

Statement of Net Assets

As of March 31, 2019

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports will be available on the SEC’s website at www.sec.gov.

Market
Value•
Shares	($000)
Investment Companies (100.0%)
U.S. Stock Fund (54.1%)
Vanguard Total Stock Market Index Fund Investor Shares	28,190,857	1,984,918

International Stock Fund (35.8%)
Vanguard Total International Stock Index Fund Investor Shares	78,861,131	1,314,615

U.S. Bond Fund (7.2%)
1	Vanguard Total Bond Market II Index Fund Investor Shares	24,750,263	263,590

International Bond Fund (2.9%)
Vanguard Total International Bond Index Fund Investor Shares	9,570,238	106,708
Total Investment Companies (Cost $3,266,872)	3,669,831
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
1	Vanguard Market Liquidity Fund, 2.554% (Cost $3)	27	3
Total Investments (100.0%) (Cost $3,266,875)	3,669,834
Other Assets and Liabilities (0.0%)
Other Assets	13,596
Liabilities	(14,081)
(485)
Net Assets (100%)
Applicable to 105,564,900 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	3,669,349
Net Asset Value Per Share	$34.76

40

Target Retirement 2060 Fund

Amount
($000)
Statement of Assets and Liabilities
Assets
Investments in Securities, at Value—Affiliated Funds	3,669,834
Receivables for Investment Securities Sold	1,971
Receivables for Capital Shares Issued	10,891
Receivables for Accrued Income	734
Total Assets	3,683,430
Liabilities
Payables for Investment Securities Purchased	3,234
Payables for Capital Shares Redeemed	10,112
Other Liabilities	735
Total Liabilities	14,081
Net Assets	3,669,349

At March 31, 2019, net assets consisted of:
Amount
($000)
Paid-in Capital	3,252,622
Total Distributable Earnings (Loss)	416,727
Net Assets	3,669,349

• See Note A in Notes to Financial Statements.

1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

See accompanying Notes, which are an integral part of the Financial Statements.

41

Target Retirement 2060 Fund

Statement of Operations

Six Months Ended
March 31, 2019
($000)
Investment Income
Income
Income Distributions Received from Affiliated Funds	39,028
Net Investment Income—Note B	39,028
Realized Net Gain (Loss)
Capital Gain Distributions Received from Affiliated Funds	—
Affiliated Funds Sold	(698)
Realized Net Gain (Loss)	(698)
Change in Unrealized Appreciation (Depreciation) of Affiliated Funds	(71,207)
Net Increase (Decrease) in Net Assets Resulting from Operations	(32,877)

See accompanying Notes, which are an integral part of the Financial Statements.

42

Target Retirement 2060 Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	March 31,	September 30,
	2019	2018
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	39,028	59,150
Realized Net Gain (Loss)	(698)	457
Change in Unrealized Appreciation (Depreciation)	(71,207)	177,389
Net Increase (Decrease) in Net Assets Resulting from Operations	(32,877)	236,996
Distributions
Net Investment Income	(67,815)	(41,761)
Realized Capital Gain[1]	(312)	—
Total Distributions	(68,127)	(41,761)
Capital Share Transactions
Issued	800,582	1,437,252
Issued in Lieu of Cash Distributions	66,263	40,758
Redeemed	(336,131)	(514,124)
Net Increase (Decrease) from Capital Share Transactions	530,714	963,886
Total Increase (Decrease)	429,710	1,159,121
Net Assets
Beginning of Period	3,239,639	2,080,518
End of Period	3,669,349	3,239,639

1 Includes fiscal 2019 and 2018 short-term gain distributions totaling $293,000 and $0, respectively. Short-term gain distributions are treated as ordinary income dividends for tax purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

43

Target Retirement 2060 Fund

Financial Highlights

	Six Months
	Ended
For a Share Outstanding	March 31,			Year Ended September 30,
Throughout Each Period	2019	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$36.16	$33.51	$29.25	$26.58	$28.03	$25.21
Investment Operations
Net Investment Income	.405[1]	.768[1]	.708[1]	.555	.540	.615[1]
Capital Gain Distributions Received	—	—	.002[1]	.003	.004	.001[1]
Net Realized and Unrealized Gain (Loss) on Investments	(1.085)	2.495	4.126	2.635	(1.523)	2.572
Total from Investment Operations	(.680)	3.263	4.836	3.193	(.979)	3.188
Distributions
Dividends from Net Investment Income	(.717)	(.613)	(.574)	(.503)	(.464)	(.367)
Distributions from Realized Capital Gains	(.003)	—	(.002)	(.020)	(.007)	(.001)
Total Distributions	(.720)	(.613)	(.576)	(.523)	(.471)	(.368)
Net Asset Value, End of Period	$34.76	$36.16	$33.51	$29.25	$26.58	$28.03

Total Return[2]	-1.64%	9.81%	16.84%	12.13%	-3.61%	12.72%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,669	$3,240	$2,081	$1,143	$733	$485
Ratio of Total Expenses to Average Net Assets	—	—	—	—	—	—
Acquired Fund Fees and Expenses	0.15%	0.15%	0.15%	0.16%	0.16%	0.18%
Ratio of Net Investment Income to Average Net Assets	2.42%	2.19%	2.28%	2.28%	2.19%	2.25%
Portfolio Turnover Rate	3%	3%	4%	6%	21%	11%

The expense ratio, acquired fund fees and expenses, net investment income ratio, and turnover rate for the current period have been annualized.

1 Calculated based on average shares outstanding.

2 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

44

Target Retirement 2060 Fund

Notes to Financial Statements

Vanguard Target Retirement 2060 Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund follows a balanced investment strategy by investing in selected Vanguard funds to achieve its targeted allocation of assets to U.S. and international stocks, and U.S. and international bonds. Financial statements and other information about each underlying fund are available on vanguard.com.

A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (September 30, 2015–2018), and for the period ended March 31, 2019, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

4. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and borne by the funds in which the fund invests (see Note B). Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at March 31, 2019, or at any time during the period then ended.

5. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These

45

Target Retirement 2060 Fund

costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. The FSA provides that expenses otherwise allocable to Vanguard funds-of-funds may be reduced or eliminated to the extent of savings realized by the underlying Vanguard funds by virtue of being part of a fund-of-funds. Accordingly, all expenses for services provided by Vanguard to the fund and all other expenses incurred by the fund during the period ended March 31, 2019, were borne by the underlying Vanguard funds in which the fund invests. The fund’s trustees and officers are also trustees and officers, respectively, of the underlying Vanguard funds, as well as directors and employees, respectively, of Vanguard.

C.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

At March 31, 2019, 100% of the market value of the fund’s investments was determined based on Level 1 inputs.

D.  As of March 31, 2019, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	3,266,875
Gross Unrealized Appreciation	441,229
Gross Unrealized Depreciation	(38,270)
Net Unrealized Appreciation (Depreciation)	402,959

E. Capital shares issued and redeemed were:

	Six Months Ended	Year Ended
	March 31, 2019	September 30, 2018
	Shares	Shares
	(000)	(000)
Issued	23,896	40,975
Issued in Lieu of Cash Distributions	2,140	1,174
Redeemed	(10,059)	(14,643)
Net Increase (Decrease) in Shares Outstanding	15,977	27,506

46

Target Retirement 2060 Fund

F. Transactions during the period in affiliated underlying Vanguard funds were as follows:

		Current Period Transactions
	Sept. 30,		Proceeds	Realized				March 31,
	2018		from	Net	Change in		Capital Gain	2019
	Market	Purchases	Securities	Gain	Unrealized		Distributions	Market
	Value	at Cost	Sold	(Loss )	App. (Dep. )	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Market Liquidity Fund	578	NA1	NA1	—	—	22	—	3
Vanguard Total Bond Market II Index Fund	230,347	65,513	39,596	(698)	8,024	3,382	—	263,590
Vanguard Total International Bond Index Fund	94,517	12,649	2,927	—	2,469	2,342	—	106,708
Vanguard Total International Stock Index Fund	1,161,838	196,147	3,096	—	(40,274)	14,796	—	1,314,615
Vanguard Total Stock Market Index Fund	1,750,277	278,072	2,005	—	(41,426)	18,486	—	1,984,918
Total	3,237,557	552,381	47,624	(698)	(71,207)	39,028	—	3,669,834

1 Not applicable—purchases and sales are for temporary cash investment purposes.

G. Management has determined that no events or transactions occurred subsequent to March 31, 2019, that would require recognition or disclosure in these financial statements.

47

Target Retirement 2065 Fund

Underlying Vanguard Funds

As of March 31, 2019

Vanguard Total Stock Market Index Fund Investor Shares	54.2%
Vanguard Total International Stock Index Fund Investor Shares	35.9
Vanguard Total Bond Market II Index Fund Investor Shares	7.0
Vanguard Total International Bond Index Fund Investor Shares	2.9

48

Target Retirement 2065 Fund

Financial Statements (unaudited)

Statement of Net Assets

As of March 31, 2019

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports will be available on the SEC’s website at www.sec.gov.

Market
Value•
Shares	($000)
Investment Companies (99.8%)
U.S. Stock Fund (54.1%)
Vanguard Total Stock Market Index Fund Investor Shares	2,292,230	161,396

International Stock Fund (35.8%)
Vanguard Total International Stock Index Fund Investor Shares	6,413,798	106,918

U.S. Bond Fund (7.0%)
1	Vanguard Total Bond Market II Index Fund Investor Shares	1,971,209	20,993

International Bond Fund (2.9%)
Vanguard Total International Bond Index Fund Investor Shares	775,694	8,649
Total Investment Companies (Cost $294,399)	297,956
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
1	Vanguard Market Liquidity Fund, 2.554% (Cost $1)	9	1
Total Investments (99.8%) (Cost $294,400)	297,957
Other Assets and Liabilities (0.2%)
Other Assets	2,181
Liabilities	(1,715)
466
Net Assets (100%)
Applicable to 13,648,741 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	298,423
Net Asset Value Per Share	$21.86

49

Target Retirement 2065 Fund

Amount
($000)
Statement of Assets and Liabilities
Assets
Investments in Securities, at Value—Affiliated Funds	297,957
Receivables for Investment Securities Sold	613
Receivables for Capital Shares Issued	1,508
Receivables for Accrued Income	60
Total Assets	300,138
Liabilities
Payables for Investment Securities Purchased	460
Payables for Capital Shares Redeemed	1,241
Other Liabilities	14
Total Liabilities	1,715
Net Assets	298,423

At March 31, 2019, net assets consisted of:
Amount
($000)
Paid-in Capital	293,716
Total Distributable Earnings (Loss)	4,707
Net Assets	298,423

• See Note A in Notes to Financial Statements.

1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

See accompanying Notes, which are an integral part of the Financial Statements.

50

Target Retirement 2065 Fund

Statement of Operations

Six Months Ended
March 31, 2019
($000)
Investment Income
Income
Income Distributions Received from Affiliated Funds	2,915
Net Investment Income—Note B	2,915
Realized Net Gain (Loss)
Capital Gain Distributions Received from Affiliated Funds	—
Affiliated Funds Sold	(13)
Realized Net Gain (Loss)	(13)
Change in Unrealized Appreciation (Depreciation) from Affiliated Funds	(1,539)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,363

See accompanying Notes, which are an integral part of the Financial Statements.

51

Target Retirement 2065 Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	March 31,	September 30,
	2019	2018
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	2,915	2,513
Realized Net Gain (Loss)	(13)	14
Change in Unrealized Appreciation (Depreciation)	(1,539)	4,758
Net Increase (Decrease) in Net Assets Resulting from Operations	1,363	7,285
Distributions
Net Investment Income	(3,972)	(366)
Realized Capital Gain	(4)	—
Total Distributions	(3,976)	(366)
Capital Share Transactions
Issued	140,134	214,128
Issued in Lieu of Cash Distributions	3,802	346
Redeemed	(44,411)	(38,875)
Net Increase (Decrease) from Capital Share Transactions	99,525	175,599
Total Increase (Decrease)	96,912	182,518
Net Assets
Beginning of Period	201,511	18,993
End of Period	298,423	201,511

See accompanying Notes, which are an integral part of the Financial Statements.

52

Target Retirement 2065 Fund

Financial Highlights

	Six Months	Year	July 12,
	Ended	Ended	2017[1] to
	March 31,	Sept. 30,	Sept. 30,
For a Share Outstanding Throughout Each Period	2019	2018	2017
Net Asset Value, Beginning of Period	$22.64	$20.79	$20.00
Investment Operations
Net Investment Income[2]	.261	.524	.150
Capital Gain Distributions Received[2]	—	—	—
Net Realized and Unrealized Gain (Loss) on Investments	(.678)	1.496	.640
Total from Investment Operations	(.417)	2.020	.790
Distributions
Dividends from Net Investment Income	(.363)	(.170)	—
Distributions from Realized Capital Gains	—	—	—
Total Distributions	(.363)	(.170)	—
Net Asset Value, End of Period	$21.86	$22.64	$20.79

Total Return[3]	-1.64%	9.75%	3.95%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$298	$202	$19
Ratio of Total Expenses to Average Net Assets	—	—	—
Acquired Fund Fees and Expenses	0.15%	0.15%	0.15%[4]
Ratio of Net Investment Income to Average Net Assets	2.49%	2.37%	3.30%[4]
Portfolio Turnover Rate	4%	1%	29%

The expense ratio, acquired fund fees and expenses, net investment income ratio, and turnover rate for the current period have been annualized.

1 Inception.

2 Calculated based on average shares outstanding.

3 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

4 Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

53

Target Retirement 2065 Fund

Notes to Financial Statements

Vanguard Target Retirement 2065 Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund follows a balanced investment strategy by investing in selected Vanguard funds to achieve its targeted allocation of assets to U.S. and international stocks, and U.S. and international bonds. Financial statements and other information about each underlying fund are available on vanguard.com.

A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (September 30, 2015—2018), and for the period ended March 31, 2019, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

4. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and borne by the funds in which the fund invests (see Note B). Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at March 31, 2019, or at any time during the period then ended.

5. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These

54

Target Retirement 2065 Fund

costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. The FSA provides that expenses otherwise allocable to Vanguard funds-of-funds may be reduced or eliminated to the extent of savings realized by the underlying Vanguard funds by virtue of being part of a fund-of-funds. Accordingly, all expenses for services provided by Vanguard to the fund and all other expenses incurred by the fund during the period ended March 31, 2019, were borne by the underlying Vanguard funds in which the fund invests. The fund’s trustees and officers are also trustees and officers, respectively, of the underlying Vanguard funds, as well as directors and employees, respectively, of Vanguard.

C.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

At March 31, 2019, 100% of the market value of the fund’s investments was determined based on Level 1 inputs.

D.  As of March 31, 2019, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	294,400
Gross Unrealized Appreciation	9,417
Gross Unrealized Depreciation	(5,860)
Net Unrealized Appreciation (Depreciation)	3,557

E. Capital shares issued and redeemed were:
	Six Months Ended	Year Ended
	March 31, 2019	September 30, 2018
	Shares	Shares
	(000)	(000)
Issued	6,671	9,733
Issued in Lieu of Cash Distributions	195	16
Redeemed	(2,118)	(1,762)
Net Increase (Decrease) in Shares Outstanding	4,748	7,987

55

Target Retirement 2065 Fund

F.  Transactions during the period in affiliated underlying Vanguard funds were as follows:

		Current Period Transactions
	Sept. 30,		Proceeds	Realized				March 31,
	2018		from	Net	Change in		Capital Gain	2019
	Market	Purchases	Securities	Gain	Unrealized		Distributions	Market
	Value	at Cost	Sold	(Loss)	App. (Dep.)	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Market Liquidity Fund	276	NA1	NA1	—	—	5	—	1
Vanguard Total Bond Market II Index Fund	14,105	8,761	2,460	(12)	599	243	—	20,993
Vanguard Total International Bond Index Fund	6,026	2,644	215	(1)	195	165	—	8,649
Vanguard Total International Stock Index Fund	72,016	37,442	882	—	(1,658)	1,091	—	106,918
Vanguard Total Stock Market Index Fund	109,011	54,560	1,500	—	(675)	1,411	—	161,396
Total	201,434	103,407	5,057	(13)	(1,539)	2,915	—	297,957

1 Not applicable—purchases and sales are for temporary cash investment purposes.

G. Management has determined that no events or transactions occurred subsequent to March 31, 2019, that would require recognition or disclosure in these financial statements.

56

Trustees Approve Advisory Arrangements

The board of trustees of Vanguard Target Retirement Funds has renewed each fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Equity Index Group. The board determined that continuing each fund’s internalized management structure was in the best interests of the funds and their shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received monthly reports, which included a Market and Economic Report, a Fund Dashboard Monthly Summary, and a Fund Performance Report.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of the funds’ investment management services over both the short and long term, and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Equity Index Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangements.

Investment performance

The board considered the performance of each fund, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that the advisory arrangements should continue.

Cost

The board concluded that the funds’ acquired fund fees and expenses were well below the average expense ratios charged by funds in their respective peer groups. The funds do not incur advisory expenses directly; however, the board noted that each of the underlying funds in which the funds invest has advisory expenses well below the relevant peer-group average.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

57

The benefit of economies of scale

The board concluded that Vanguard’s arrangements with the Target Retirement Funds and their underlying funds ensure that the funds will realize economies of scale as the assets of the underlying funds grow, with the cost to shareholders declining as assets increase.

The board will consider whether to renew the advisory arrangements again after a one-year period.

58

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P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447

Direct Investor Account Services > 800-662-2739

Institutional Investor Services > 800-523-1036

Text Telephone for People

Who Are Deaf or Hard of Hearing > 800-749-7273

This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.

You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or sec.gov.

You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.

© 2019 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q3082B 052019

Semiannual Report | March 31, 2019 Vanguard Institutional Target Retirement Funds

Vanguard Institutional Target Retirement Income Fund

Vanguard Institutional Target Retirement 2015 Fund

Vanguard Institutional Target Retirement 2020 Fund

Vanguard Institutional Target Retirement 2025 Fund

Vanguard Institutional Target Retirement 2030 Fund

Vanguard Institutional Target Retirement 2035 Fund

See the inside front cover for important information about access to your fund’s annual and semiannual shareholder reports.

Important information about access to shareholder reports

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your fund’s annual and semiannual shareholder reports will no longer be sent to you by mail, unless you specifically request them. Instead, you will be notified by mail each time a report is posted on the website and will be provided with a link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.

You may elect to receive paper copies of all future shareholder reports free of charge. If you invest through a financial intermediary, you can contact the intermediary to request that you continue to receive paper copies. If you invest directly with the fund, you can call Vanguard at one of the phone numbers on the back cover of this report or log on to vanguard.com. Your election to receive paper copies will apply to all the funds you hold through an intermediary or directly with Vanguard.

Contents

About Your Fund’s Expenses	1
Institutional Target Retirement Income Fund	3
Institutional Target Retirement 2015 Fund	12
Institutional Target Retirement 2020 Fund	21
Institutional Target Retirement 2025 Fund	30
Institutional Target Retirement 2030 Fund	39
Institutional Target Retirement 2035 Fund	48
Trustees Approve Advisory Arrangements	57

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A typical fund’s expenses are expressed as a percentage of its average net assets. The Institutional Target Retirement Funds have no direct expenses, but each fund bears its proportionate share of the costs for the underlying funds in which it invests. These indirect expenses make up the acquired fund fees and expenses, also expressed as a percentage of average net assets.

The following examples are intended to help you understand the ongoing cost (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period. The costs were calculated using the acquired fund fees and expenses for each Institutional Target Retirement Fund.

The accompanying table illustrates your fund’s costs in two ways:

•   Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

•   Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

1

Six Months Ended March 31, 2019

	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	9/30/2018	3/31/2019	Period
Based on Actual Fund Return
Institutional Target Retirement Income Fund	$1,000.00	$1,021.91	$0.45
Institutional Target Retirement 2015 Fund	$1,000.00	$1,015.48	$0.45
Institutional Target Retirement 2020 Fund	$1,000.00	$1,008.47	$0.45
Institutional Target Retirement 2025 Fund	$1,000.00	$1,003.79	$0.45
Institutional Target Retirement 2030 Fund	$1,000.00	$998.59	$0.45
Institutional Target Retirement 2035 Fund	$1,000.00	$993.03	$0.45
Based on Hypothetical 5% Yearly Return
Institutional Target Retirement Income Fund	$1,000.00	$1,024.48	$0.45
Institutional Target Retirement 2015 Fund	$1,000.00	$1,024.48	$0.45
Institutional Target Retirement 2020 Fund	$1,000.00	$1,024.48	$0.45
Institutional Target Retirement 2025 Fund	$1,000.00	$1,024.48	$0.45
Institutional Target Retirement 2030 Fund	$1,000.00	$1,024.48	$0.45
Institutional Target Retirement 2035 Fund	$1,000.00	$1,024.48	$0.45

The calculations are based on the acquired fund fees and expenses for the most recent six-month period. The funds’ annualized expense figures for that period are (in order as listed from top to bottom above) 0.09%, 0.09%, 0.09%, 0.09%, 0.09%, and 0.09%. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense figures for the underlying funds multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (182/365).

2

Institutional Target Retirement Income Fund

Underlying Vanguard Funds

As of March 31, 2019

Vanguard Total Bond Market II Index Fund Investor Shares	37.5%
Vanguard Total Stock Market Index Fund Institutional Shares	18.1
Vanguard Short-Term Inflation-Protected Securities Index Fund Admiral Shares	16.6
Vanguard Total International Bond Index Fund Admiral Shares	15.8
Vanguard Total International Stock Index Fund Investor Shares	12.0

3

Institutional Target Retirement Income Fund

Financial Statements (unaudited)

Statement of Net Assets

As of March 31, 2019

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports will be available on the SEC’s website at www.sec.gov.

		Market
		Value•
	Shares	($000)
Investment Companies (99.8%)
U.S. Stock Fund (18.1%)
Vanguard Total Stock Market Index Fund Institutional Shares	15,389,994	1,084,071

International Stock Fund (11.9%)
Vanguard Total International Stock Index Fund Investor Shares	42,997,109	716,762

U.S. Bond Funds (54.0%)
[1] Vanguard Total Bond Market II Index Fund Investor Shares	210,608,246	2,242,978
Vanguard Short-Term Inflation-Protected Securities Index Fund Admiral Shares	40,563,252	990,554
		3,233,532
International Bond Fund (15.8%)
Vanguard Total International Bond Index Fund Admiral Shares	42,471,109	946,681
Total Investment Companies (Cost $5,618,911)		5,981,046
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
[1] Vanguard Market Liquidity Fund, 2.554% (Cost $4)	37	4
Total Investments (99.8%) (Cost $5,618,915)		5,981,050
Other Assets and Liabilities (0.2%)
Other Assets		37,507
Liabilities		(26,643)
		10,864
Net Assets (100%)
Applicable to 277,835,727 outstanding $.001 par value shares of beneficial interest (unlimited authorization)		5,991,914
Net Asset Value Per Share		$21.57

4

Institutional Target Retirement Income Fund

Amount
($000)
Statement of Assets and Liabilities
Assets
Investments in Securities, at Value—Affiliated Funds	5,981,050
Receivables for Investment Securities Sold	23,000
Receivables for Accrued Income	6,396
Receivables for Capital Shares Issued	8,111
Total Assets	6,018,557
Liabilities
Payables for Investment Securities Purchased	23,617
Payables for Capital Shares Redeemed	733
Other Liabilities	2,293
Total Liabilities	26,643
Net Assets	5,991,914

At March 31, 2019, net assets consisted of:

Amount
($000)
Paid-in Capital	5,629,842
Total Distributable Earnings (Loss)	362,072
Net Assets	5,991,914

• See Note A in Notes to Financial Statements.

1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

See accompanying Notes, which are an integral part of the Financial Statements.

5

Institutional Target Retirement Income Fund

Statement of Operations

Six Months Ended
March 31, 2019
($000)
Investment Income
Income
Income Distributions Received from Affiliated Funds	80,015
Net Investment Income—Note B	80,015
Realized Net Gain (Loss)
Capital Gain Distributions Received from Affiliated Funds	—
Affiliated Funds Sold	(1,784)
Realized Net Gain (Loss)	(1,784)
Change in Unrealized Appreciation (Depreciation) from Affiliated Funds	54,095
Net Increase (Decrease) in Net Assets Resulting from Operations	132,326

See accompanying Notes, which are an integral part of the Financial Statements.

6

Institutional Target Retirement Income Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	March 31,	September 30,
	2019	2018
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	80,015	136,244
Realized Net Gain (Loss)	(1,784)	8,114
Change in Unrealized Appreciation (Depreciation)	54,095	27,989
Net Increase (Decrease) in Net Assets Resulting from Operations	132,326	172,347
Distributions
Net Investment Income	(84,112)	(132,299)
Realized Capital Gain[1]	(6,059)	(931)
Total Distributions	(90,171)	(133,230)
Capital Share Transactions
Issued	714,941	1,660,589
Issued in Lieu of Cash Distributions	89,552	132,093
Redeemed	(515,307)	(1,210,217)
Net Increase (Decrease) from Capital Share Transactions	289,186	582,465
Total Increase (Decrease)	331,341	621,582
Net Assets
Beginning of Period	5,660,573	5,038,991
End of Period	5,991,914	5,660,573

1 Includes fiscal 2019 and 2018 short-term gain distributions totaling $4,431,000 and $539,000, respectively. Short-term gain distributions are treated as ordinary income dividends for tax purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

7

Institutional Target Retirement Income Fund

Financial Highlights

	Six Months				June 26,
	Ended				2015[1] to
	March 31,	Year Ended September 30,			Sept. 30,
For a Share Outstanding Throughout Each Period	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$21.45	$21.27	$20.60	$19.46	$20.00
Investment Operations
Net Investment Income	.295 [2]	.537 [2]	.404 [2]	.341	.111 [2]
Capital Gain Distributions Received	—	.002 [2]	.006 [2]	.010	—
Net Realized and Unrealized Gain (Loss) on Investments	.160	.167	.667	1.127	(.599)
Total from Investment Operations	.455	.706	1.077	1.478	(.488)
Distributions
Dividends from Net Investment Income	(.312)	(.522)	(.398)	(.337)	(.052)
Distributions from Realized Capital Gains	(.023)	(.004)	(.009)	(.001)	—
Total Distributions	(.335)	(.526)	(.407)	(.338)	(.052)
Net Asset Value, End of Period	$21.57	$21.45	$21.27	$20.60	$19.46

Total Return	2.19%	3.34%	5.30%	7.66%	-2.44%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$5,992	$5,661	$5,039	$2,031	$843
Ratio of Total Expenses to Average Net Assets	—	—	—	—	—
Acquired Fund Fees and Expenses	0.09%	0.09%	0.09%	0.09%	0.10%[3]
Ratio of Net Investment Income to Average Net Assets	2.81%	2.50%	1.94%	1.83%	1.99%[3]
Portfolio Turnover Rate	14%	13%	7%	7%	1%

The expense ratio, acquired fund fees and expenses, net investment income ratio, and turnover rate for the current period have been annualized.

1 Inception.

2 Calculated based on average shares outstanding.

3 Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

8

Institutional Target Retirement Income Fund

Notes to Financial Statements

Vanguard Institutional Target Retirement Income Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund follows a balanced investment strategy by investing in selected Vanguard funds to achieve its targeted allocation of assets to U.S. and international stocks, and U.S. and international bonds. Financial statements and other information about each underlying fund are available on vanguard.com.

A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (September 30, 2015—2018), and for the period ended March 31, 2019, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

4. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and borne by the funds in which the fund invests (see Note B). Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at March 31, 2019, or at any time during the period then ended.

5. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. The FSA provides that expenses otherwise allocable to Vanguard funds-of-funds may be reduced or eliminated to the extent of savings realized by the underlying Vanguard funds by virtue of being part of a fund-of-funds. Accordingly, all expenses for services

9

Institutional Target Retirement Income Fund

provided by Vanguard to the fund and all other expenses incurred by the fund during the period ended March 31, 2019, were borne by the underlying Vanguard funds in which the fund invests. The fund’s trustees and officers are also trustees and officers, respectively, of the underlying Vanguard funds, as well as directors and employees, respectively, of Vanguard.

C.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

At March 31, 2019, 100% of the market value of the fund’s investments was determined based on Level 1 inputs.

D.  As of March 31, 2019, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	5,618,915
Gross Unrealized Appreciation	386,873
Gross Unrealized Depreciation	(24,738)
Net Unrealized Appreciation (Depreciation)	362,135

E. Capital shares issued and redeemed were:

	Six Months Ended	Year Ended
	March 31, 2019	September 30, 2018
	Shares	Shares
	(000)	(000)
Issued	34,093	77,323
Issued in Lieu of Cash Distributions	4,325	6,154
Redeemed	(24,502)	(56,429)
Net Increase (Decrease) in Shares Outstanding	13,916	27,048

At March 31, 2019, one shareholder was the record or beneficial owner of 31% of the fund’s net assets. If the shareholder were to redeem its investment in the fund, the redemption might lead to the realization of taxable capital gains.

10

Institutional Target Retirement Income Fund

F.  Transactions during the period in affiliated underlying Vanguard funds were as follows:

		Current Period Transactions
	Sept. 30,			Proceeds		Realized				March 31,
	2018			from		Net	Change in		Capital Gain	2019
	Market	Purchases		Securities		Gain	Unrealized		Distributions	Market
	Value	at Cost		Sold		(Loss )	App. (Dep. )	Income	Received	Value
	($000)	($000)		($000)		($000)	($000)	($000)	($000)	($000)
Vanguard Market Liquidity Fund	1	NA	[1]	NA	[1]	(1)	—	20	—	4
Vanguard Short-Term Inflation-Protected Securities Index Fund	950,946	71,098		38,477		—	6,987	6,955	—	990,554
Vanguard Total Bond Market II Index Fund	2,109,256	279,604		212,501		(1,337)	67,956	31,138	—	2,242,978
Vanguard Total International Bond Index Fund	899,283	56,825		31,738		(196)	22,507	21,952	—	946,681
Vanguard Total International Stock Index Fund	680,543	79,857		21,880		(1,034)	(20,724)	8,716	—	716,762
Vanguard Total Stock Market Index Fund	1,019,112	183,460		96,654		784	(22,631)	11,234	—	1,084,071
Total	5,659,141	670,844		401,250		(1,784)	54,095	80,015	—	5,981,050

1 Not applicable—purchases and sales are for temporary cash investment purposes.

G. Management has determined that no events or transactions occurred subsequent to March 31, 2019, that would require recognition or disclosure in these financial statements.

11

Institutional Target Retirement 2015 Fund

Underlying Vanguard Funds
As of March 31, 2019

Vanguard Total Bond Market II Index Fund Investor Shares	34.0%
Vanguard Total Stock Market Index Fund Institutional Shares	23.3
Vanguard Total International Stock Index Fund Investor Shares	15.5
Vanguard Total International Bond Index Fund Admiral Shares	14.4
Vanguard Short-Term Inflation-Protected Securities Index Fund Admiral Shares	12.8

12

Institutional Target Retirement 2015 Fund

Financial Statements (unaudited)

Statement of Net Assets

As of March 31, 2019

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports will be available on the SEC’s website at www.sec.gov.

Market
Value•
Shares	($000)
Investment Companies (99.9%)
U.S. Stock Fund (23.3%)
Vanguard Total Stock Market Index Fund Institutional Shares	28,066,133	1,976,978

International Stock Fund (15.5%)
Vanguard Total International Stock Index Fund Investor Shares	79,045,805	1,317,694

U.S. Bond Funds (46.7%)
1	Vanguard Total Bond Market II Index Fund Investor Shares	270,517,940	2,881,016
Vanguard Short-Term Inflation-Protected Securities Index Fund Admiral Shares	44,484,851	1,086,320
3,967,336
International Bond Fund (14.4%)
Vanguard Total International Bond Index Fund Admiral Shares	54,872,181	1,223,101
Total Investment Companies (Cost $7,760,419)	8,485,109
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
1	Vanguard Market Liquidity Fund, 2.554% (Cost $385)	3,854	385
Total Investments (99.9%) (Cost $7,760,804)	8,485,494
Other Assets and Liabilities (0.1%)
Other Assets	46,116
Liabilities	(34,453)
11,663
Net Assets (100%)
Applicable to 386,616,692 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	8,497,157
Net Asset Value Per Share	$21.98

13

Institutional Target Retirement 2015 Fund

Amount
($000)
Statement of Assets and Liabilities
Assets
Investments in Securities, at Value—Affiliated Funds	8,485,494
Receivables for Investment Securities Sold	28,383
Receivables for Accrued Income	8,206
Receivables for Capital Shares Issued	9,527
Total Assets	8,531,610
Liabilities
Payables for Investment Securities Purchased	33,208
Payables for Capital Shares Redeemed	1,245
Total Liabilities	34,453
Net Assets	8,497,157

At March 31, 2019, net assets consisted of:
Amount
($000)
Paid-in Capital	7,735,771
Total Distributable Earnings (Loss)	761,386
Net Assets	8,497,157

• See Note A in Notes to Financial Statements.

1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

See accompanying Notes, which are an integral part of the Financial Statements.

14

Institutional Target Retirement 2015 Fund

Statement of Operations

Six Months Ended
March 31, 2019
($000)
Investment Income
Income
Income Distributions Received from Affiliated Funds	112,952
Net Investment Income—Note B	112,952
Realized Net Gain (Loss)
Capital Gain Distributions Received from Affiliated Funds	—
Affiliated Funds Sold	2,856
Realized Net Gain (Loss)	2,856
Change in Unrealized Appreciation (Depreciation) from Affiliated Funds	21,522
Net Increase (Decrease) in Net Assets Resulting from Operations	137,330

See accompanying Notes, which are an integral part of the Financial Statements.

15

Institutional Target Retirement 2015 Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	March 31,	September 30,
	2019	2018
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	112,952	195,779
Realized Net Gain (Loss)	2,856	69,727
Change in Unrealized Appreciation (Depreciation)	21,522	91,261
Net Increase (Decrease) in Net Assets Resulting from Operations	137,330	356,767
Distributions
Net Investment Income	(197,608)	(158,721)
Realized Capital Gain[1]	(62,658)	(9,936)
Total Distributions	(260,266)	(168,657)
Capital Share Transactions
Issued	867,504	2,030,600
Issued in Lieu of Cash Distributions	258,627	167,397
Redeemed	(752,210)	(1,754,155)
Net Increase (Decrease) from Capital Share Transactions	373,921	443,842
Total Increase (Decrease)	250,985	631,952
Net Assets
Beginning of Period	8,246,172	7,614,220
End of Period	8,497,157	8,246,172

1 Includes fiscal 2019 and 2018 short-term gain distributions totaling $13,605,000 and $5,056,000, respectively. Short-term gain distributions are treated as ordinary income dividends for tax purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

16

Institutional Target Retirement 2015 Fund

Financial Highlights

	Six Months				June 26,
	Ended				2015[1] to
	March 31,	Year Ended September 30,			Sept. 30,
For a Share Outstanding Throughout Each Period	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$22.39	$21.87	$20.64	$19.06	$20.00
Investment Operations
Net Investment Income	.298[2]	.536[2]	.433[2]	.345	.124[2]
Capital Gain Distributions Received	—	.002[2]	.006[2]	.008	—
Net Realized and Unrealized Gain (Loss) on Investments	(.001)	.459	1.182	1.380	(1.064)
Total from Investment Operations	.297	.997	1.621	1.733	(.940)
Distributions
Dividends from Net Investment Income	(.537)	(.449)	(.381)	(.152)	—
Distributions from Realized Capital Gains	(.170)	(.028)	(.010)	(.001)	—
Total Distributions	(.707)	(.477)	(.391)	(.153)	—
Net Asset Value, End of Period	$21.98	$22.39	$21.87	$20.64	$19.06

Total Return	1.55%	4.60%	8.02%	9.14%	-4.70%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$8,497	$8,246	$7,614	$6,023	$2,790
Ratio of Total Expenses to Average Net Assets	—	—	—	—	—
Acquired Fund Fees and Expenses	0.09%	0.09%	0.09%	0.09%	0.10%[3]
Ratio of Net Investment Income to Average Net Assets	2.78%	2.42%	2.07%	2.04%	2.21%[3]
Portfolio Turnover Rate	17%	15%	10%	10%	1%

The expense ratio, acquired fund fees and expenses, net investment income ratio, and turnover rate for the current period have been annualized.

1 Inception.

2 Calculated based on average shares outstanding.

3 Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

17

Institutional Target Retirement 2015 Fund

Notes to Financial Statements

Vanguard Institutional Target Retirement 2015 Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund follows a balanced investment strategy by investing in selected Vanguard funds to achieve its targeted allocation of assets to U.S. and international stocks, and U.S. and international bonds. Financial statements and other information about each underlying fund are available on vanguard.com.

A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (September 30, 2015–2018), and for the period ended March 31, 2019, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

4. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and borne by the funds in which the fund invests (see Note B). Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at March 31, 2019, or at any time during the period then ended.

5. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. The FSA provides that expenses otherwise allocable to Vanguard funds-of-funds may be reduced or eliminated to the extent of savings realized by the underlying Vanguard funds by virtue of being part of a fund-of-funds. Accordingly, all expenses for services

18

Institutional Target Retirement 2015 Fund

provided by Vanguard to the fund and all other expenses incurred by the fund during the period ended March 31, 2019, were borne by the underlying Vanguard funds in which the fund invests. The fund’s trustees and officers are also trustees and officers, respectively, of the underlying Vanguard funds, as well as directors and employees, respectively, of Vanguard.

C.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

At March 31, 2019, 100% of the market value of the fund’s investments was determined based on Level 1 inputs.

D.  As of March 31, 2019, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	7,760,804
Gross Unrealized Appreciation	754,111
Gross Unrealized Depreciation	(29,421)
Net Unrealized Appreciation (Depreciation)	724,690

E. Capital shares issued and redeemed were:

	Six Months Ended	Year Ended
	March 31, 2019	September 30, 2018
	Shares	Shares
	(000)	(000)
Issued	40,620	91,749
Issued in Lieu of Cash Distributions	12,579	7,606
Redeemed	(34,843)	(79,251)
Net Increase (Decrease) in Shares Outstanding	18,356	20,104

At March 31, 2019, one shareholder was the record or beneficial owner of 34% of the fund’s net assets. If the shareholder were to redeem its investment in the fund, the redemption might lead to the realization of taxable capital gains.

19

Institutional Target Retirement 2015 Fund

F.  Transactions during the period in affiliated underlying Vanguard funds were as follows:

		Current Period Transactions
	Sept. 30,		Proceeds	Realized				March 31,
	2018		from	Net	Change in		Capital Gain	2019
	Market	Purchases	Securities	Gain	Unrealized		Distributions	Market
	Value	at Cost	Sold	(Loss )	App. (Dep. )	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Market Liquidity Fund	1,881	NA1	NA1	(1)	—	32	—	385
Vanguard Short-Term Inflation-Protected Securities Index Fund	1,003,272	125,292	50,135	1	7,890	7,307	—	1,086,320
Vanguard Total Bond Market II Index Fund	2,730,546	382,438	317,162	(3,264)	88,458	40,024	—	2,881,016
Vanguard Total International Bond Index Fund	1,166,774	69,719	42,221	(646)	29,475	28,218	—	1,223,101
Vanguard Total International Stock Index Fund	1,345,446	89,204	69,905	(2,098)	(44,953)	16,455	—	1,317,694
Vanguard Total Stock Market Index Fund	1,994,751	257,974	225,263	8,864	(59,348)	20,916	—	1,976,978
Total	8,242,670	924,627	704,686	2,856	21,522	112,952	—	8,485,494

1 Not applicable—purchases and sales are for temporary cash investment purposes.

G. Management has determined that no events or transactions occurred subsequent to March 31, 2019, that would require recognition or disclosure in these financial statements.

20

Institutional Target Retirement 2020 Fund

Underlying Vanguard Funds

As of March 31, 2019

Vanguard Total Stock Market Index Fund Institutional Shares	31.4%
Vanguard Total Bond Market II Index Fund Investor Shares	29.3
Vanguard Total International Stock Index Fund Investor Shares	20.8
Vanguard Total International Bond Index Fund Admiral Shares	12.3
Vanguard Short-Term Inflation-Protected Securities Index Fund Admiral Shares	6.2

21

Institutional Target Retirement 2020 Fund

Financial Statements (unaudited)

Statement of Net Assets

As of March 31, 2019

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports will be available on the SEC’s website at www.sec.gov.

		Market
		Value•
	Shares	($000)
Investment Companies (100.0%)
U.S. Stock Fund (31.4%)
Vanguard Total Stock Market Index Fund Institutional Shares	103,519,057	7,291,883

International Stock Fund (20.8%)
Vanguard Total International Stock Index Fund Investor Shares	289,760,647	4,830,310

U.S. Bond Funds (35.5%)
[1] Vanguard Total Bond Market II Index Fund Investor Shares	640,239,056	6,818,546
Vanguard Short-Term Inflation-Protected Securities Index Fund Admiral Shares	59,250,584	1,446,899
		8,265,445
International Bond Fund (12.3%)
Vanguard Total International Bond Index Fund Admiral Shares	128,621,310	2,866,969
Total Investment Companies (Cost $21,085,981)		23,254,607
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
[1] Vanguard Market Liquidity Fund, 2.554% (Cost $1,317)	13,169	1,317
Total Investments (100.0%) (Cost $21,087,298)		23,255,924
Other Assets and Liabilities (0.0%)
Other Assets		57,643
Liabilities		(54,535)
		3,108
Net Assets (100%)
Applicable to 1,025,742,471 outstanding $.001 par value shares of beneficial interest (unlimited authorization)		23,259,032
Net Asset Value Per Share		$22.68

22

Institutional Target Retirement 2020 Fund

Amount
($000)
Statement of Assets and Liabilities
Assets
Investments in Securities, at Value—Affiliated Funds	23,255,924
Receivables for Accrued Income	19,415
Receivables for Capital Shares Issued	38,228
Total Assets	23,313,567
Liabilities
Payables for Investment Securities Purchased	50,706
Payables for Capital Shares Redeemed	3,829
Total Liabilities	54,535
Net Assets	23,259,032

At March 31, 2019, net assets consisted of:
Amount
($000)
Paid-in Capital	20,996,196
Total Distributable Earnings (Loss)	2,262,836
Net Assets	23,259,032

• See Note A in Notes to Financial Statements.

1   Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

See accompanying Notes, which are an integral part of the Financial Statements.

23

Institutional Target Retirement 2020 Fund

Statement of Operations

Six Months Ended
March 31, 2019
($000)
Investment Income
Income
Income Distributions Received from Affiliated Funds	300,833
Net Investment Income—Note B	300,833
Realized Net Gain (Loss)
Capital Gain Distributions Received from Affiliated Funds	—
Affiliated Funds Sold	(4,057)
Realized Net Gain (Loss)	(4,057)
Change in Unrealized Appreciation (Depreciation) from Affiliated Funds	(51,637)
Net Increase (Decrease) in Net Assets Resulting from Operations	245,139

See accompanying Notes, which are an integral part of the Financial Statements.

24

Institutional Target Retirement 2020 Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	March 31,	September 30,
	2019	2018
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	300,833	469,905
Realized Net Gain (Loss)	(4,057)	19,141
Change in Unrealized Appreciation (Depreciation)	(51,637)	616,999
Net Increase (Decrease) in Net Assets Resulting from Operations	245,139	1,106,045
Distributions
Net Investment Income	(512,234)	(371,348)
Realized Capital Gain[1]	(17,943)	(6,294)
Total Distributions	(530,177)	(377,642)
Capital Share Transactions
Issued	2,573,577	5,918,823
Issued in Lieu of Cash Distributions	525,289	373,108
Redeemed	(1,393,766)	(2,768,170)
Net Increase (Decrease) from Capital Share Transactions	1,705,100	3,523,761
Total Increase (Decrease)	1,420,062	4,252,164
Net Assets
Beginning of Period	21,838,970	17,586,806
End of Period	23,259,032	21,838,970

1   Includes fiscal 2019 and 2018 short-term gain distributions totaling $16,882,000 and $4,472,000, respectively. Short-term gain distributions are treated as ordinary income dividends for tax purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

25

Institutional Target Retirement 2020 Fund

Financial Highlights

	Six Months				June 26,
	Ended				2015[1] to
	March 31,	Year Ended September 30,			Sept. 30,
For a Share Outstanding Throughout Each Period	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$23.08	$22.23	$20.58	$18.84	$20.00
Investment Operations
Net Investment Income[2]	.304	.532	.464	.444	.138
Capital Gain Distributions Received[2]	—	.001	.005	.007	—
Net Realized and Unrealized Gain (Loss) on Investments	(.154)	.773	1.582	1.453	(1.298)
Total from Investment Operations	.150	1.306	2.051	1.904	(1.160)
Distributions
Dividends from Net Investment Income	(.531)	(.448)	(.391)	(.162)	—
Distributions from Realized Capital Gains	(.019)	(.008)	(.010)	(.002)	—
Total Distributions	(.550)	(.456)	(.401)	(.164)	—
Net Asset Value, End of Period	$22.68	$23.08	$22.23	$20.58	$18.84

Total Return	0.85%	5.92%	10.17%	10.16%	-5.80%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$23,259	$21,839	$17,587	$11,613	$4,835
Ratio of Total Expenses to Average Net Assets	—	—	—	—	—
Acquired Fund Fees and Expenses	0.09%	0.09%	0.09%	0.10%	0.10%[3]
Ratio of Net Investment Income to Average Net Assets	2.77%	2.35%	2.20%	2.25%	2.48%[3]
Portfolio Turnover Rate	13%	8%	6%	5%	2%

The expense ratio, acquired fund fees and expenses, net investment income ratio, and turnover rate for the current period have been annualized.

1   Inception.

2   Calculated based on average shares outstanding.

3   Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

26

Institutional Target Retirement 2020 Fund

Notes to Financial Statements

Vanguard Institutional Target Retirement 2020 Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund follows a balanced investment strategy by investing in selected Vanguard funds to achieve its targeted allocation of assets to U.S. and international stocks, and U.S. and international bonds. Financial statements and other information about each underlying fund are available on vanguard.com.

A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (September 30, 2015–2018), and for the period ended March 31, 2019, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

4. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at March 31, 2019, or at any time during the period then ended.

5. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. The FSA provides that expenses otherwise allocable to Vanguard funds-of-funds may be reduced or eliminated to the extent of savings realized by the underlying Vanguard funds by virtue of being part of a fund-of-funds. Accordingly, all expenses for services

27

Institutional Target Retirement 2020 Fund

provided by Vanguard to the fund and all other expenses incurred by the fund during the period ended March 31, 2019, were borne by the underlying Vanguard funds in which the fund invests. The fund’s trustees and officers are also trustees and officers, respectively, of the underlying Vanguard funds, as well as directors and employees, respectively, of Vanguard.

C.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

At March 31, 2019, 100% of the market value of the fund’s investments was determined based on Level 1 inputs.

D.  As of March 31, 2019, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	21,087,298
Gross Unrealized Appreciation	2,279,805
Gross Unrealized Depreciation	(111,179)
Net Unrealized Appreciation (Depreciation)	2,168,626

E. Capital shares issued and redeemed were:

	Six Months Ended	Year Ended
	March 31, 2019	September 30, 2018
	Shares	Shares
	(000)	(000)
Issued	117,389	260,732
Issued in Lieu of Cash Distributions	25,097	16,538
Redeemed	(63,034)	(122,044)
Net Increase (Decrease) in Shares Outstanding	79,452	155,226

At March 31, 2019, one shareholder was the record or beneficial owner of 38% of the fund’s net assets. If the shareholder were to redeem its investment in the fund, the redemption might lead to the realization of taxable capital gains.

28

Institutional Target Retirement 2020 Fund

F.  Transactions during the period in affiliated underlying Vanguard funds were as follows:

		Current Period Transactions
	Sept. 30,		Proceeds	Realized				March 31,
	2018		from	Net	Change in		Capital Gain	2019
	Market	Purchases	Securities	Gain	Unrealized		Distributions	Market
	Value	at Cost	Sold	(Loss )	App. (Dep. )	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Market Liquidity Fund	—	NA1	NA1	—	—	45	—	1,317
Vanguard Short-Term Inflation-Protected Securities Index Fund	1,132,233	338,292	33,967	—	10,341	8,826	—	1,446,899
Vanguard Total Bond Market II Index Fund	6,311,465	1,179,004	872,348	(2,234)	202,659	92,934	—	6,818,546
Vanguard Total International Bond Index Fund	2,676,627	247,415	123,513	(944)	67,384	65,439	—	2,866,969
Vanguard Total International Stock Index Fund	4,634,461	434,059	81,514	(3,059)	(153,637)	58,426	—	4,830,310
Vanguard Total Stock Market Index Fund	7,075,179	764,678	371,770	2,180	(178,384)	75,163	—	7,291,883
Total	21,829,965	2,963,448	1,483,112	(4,057)	(51,637)	300,833	—	23,255,924

1   Not applicable—purchases and sales are for temporary cash investment purposes.

G. Management has determined that no events or transactions occurred subsequent to March 31, 2019, that would require recognition or disclosure in these financial statements.

29

Institutional Target Retirement 2025 Fund

Underlying Vanguard Funds

As of March 31, 2019

Vanguard Total Stock Market Index Fund Institutional Shares	37.3%
Vanguard Total Bond Market II Index Fund Investor Shares	27.0
Vanguard Total International Stock Index Fund Investor Shares	24.3
Vanguard Total International Bond Index Fund Admiral Shares	11.4

30

Institutional Target Retirement 2025 Fund

Financial Statements (unaudited)

Statement of Net Assets

As of March 31, 2019

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports will be available on the SEC’s website at www.sec.gov.

		Market
		Value•
	Shares	($000)
Investment Companies (100.0%)
U.S. Stock Fund (37.3%)
Vanguard Total Stock Market Index Fund Institutional Shares	162,464,468	11,443,997

International Stock Fund (24.3%)
Vanguard Total International Stock Index Fund Investor Shares	447,366,716	7,457,603

U.S. Bond Fund (27.0%)
[1] Vanguard Total Bond Market II Index Fund Investor Shares	776,588,594	8,270,668

International Bond Fund (11.4%)
Vanguard Total International Bond Index Fund Admiral Shares	157,121,210	3,502,232
Total Investment Companies (Cost $27,649,851)		30,674,500
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
[1] Vanguard Market Liquidity Fund, 2.554% (Cost $14,614)	146,120	14,615
Total Investments (100.0%) (Cost $27,664,465)		30,689,115
Other Assets and Liabilities (0.0%)
Other Assets		91,247
Liabilities		(90,737)
		510
Net Assets (100%)
Applicable to 1,332,529,684 outstanding $.001 par value shares of beneficial interest (unlimited authorization)		30,689,625
Net Asset Value Per Share		$23.03

31

Institutional Target Retirement 2025 Fund

Amount
($000)
Statement of Assets and Liabilities
Assets
Investments in Securities, at Value—Affiliated Funds	30,689,115
Receivables for Investment Securities Sold	5,916
Receivables for Accrued Income	23,495
Receivables for Capital Shares Issued	61,836
Total Assets	30,780,362
Liabilities
Payables for Investment Securities Purchased	85,543
Payables for Capital Shares Redeemed	5,194
Total Liabilities	90,737
Net Assets	30,689,625

At March 31, 2019, net assets consisted of:
Amount
($000)
Paid-in Capital	27,530,836
Total Distributable Earnings (Loss)	3,158,789
Net Assets	30,689,625

• See Note A in Notes to Financial Statements.

1   Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

See accompanying Notes, which are an integral part of the Financial Statements.

32

Institutional Target Retirement 2025 Fund

Statement of Operations

Six Months Ended
March 31, 2019
($000)
Investment Income
Income
Income Distributions Received from Affiliated Funds	390,565
Net Investment Income—Note B	390,565
Realized Net Gain (Loss)
Capital Gain Distributions Received from Affiliated Funds	—
Affiliated Funds Sold	(1,613)
Realized Net Gain (Loss)	(1,613)
Change in Unrealized Appreciation (Depreciation) from Affiliated Funds	(160,137)
Net Increase (Decrease) in Net Assets Resulting from Operations	228,815

See accompanying Notes, which are an integral part of the Financial Statements.

33

Institutional Target Retirement 2025 Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	March 31,	September 30,
	2019	2018
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	390,565	578,823
Realized Net Gain (Loss)	(1,613)	16,238
Change in Unrealized Appreciation (Depreciation)	(160,137)	1,005,931
Net Increase (Decrease) in Net Assets Resulting from Operations	228,815	1,600,992
Distributions
Net Investment Income	(645,598)	(458,573)
Realized Capital Gain[1]	(14,581)	(4,467)
Total Distributions	(660,179)	(463,040)
Capital Share Transactions
Issued	3,650,826	7,898,313
Issued in Lieu of Cash Distributions	653,036	456,899
Redeemed	(1,241,367)	(3,044,748)
Net Increase (Decrease) from Capital Share Transactions	3,062,495	5,310,464
Total Increase (Decrease)	2,631,131	6,448,416
Net Assets
Beginning of Period	28,058,494	21,610,078
End of Period	30,689,625	28,058,494

1   Includes fiscal 2019 and 2018 short-term gain distributions totaling $13,478,000 and $3,350,000, respectively. Short-term gain distributions are treated as ordinary income dividends for tax purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

34

Institutional Target Retirement 2025 Fund

Financial Highlights

	Six Months				June 26,
	Ended				2015[1] to
	March 31,	Year Ended September 30,			Sept. 30,
For a Share Outstanding Throughout Each Period	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$23.53	$22.46	$20.48	$18.65	$20.00
Investment Operations
Net Investment Income[2]	.310	.528	.480	.452	.140
Capital Gain Distributions Received[2]	—	.001	.005	.006	—
Net Realized and Unrealized Gain (Loss) on Investments	(.271)	.997	1.895	1.538	(1.490)
Total from Investment Operations	.039	1.526	2.380	1.996	(1.350)
Distributions
Dividends from Net Investment Income	(.527)	(.452)	(.392)	(.165)	—
Distributions from Realized Capital Gains	(.012)	(.004)	(.008)	(.001)	—
Total Distributions	(.539)	(.456)	(.400)	(.166)	—
Net Asset Value, End of Period	$23.03	$23.53	$22.46	$20.48	$18.65

Total Return	0.38%	6.85%	11.85%	10.76%	-6.75%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$30,690	$28,058	$21,610	$13,626	$5,362
Ratio of Total Expenses to Average Net Assets	—	—	—	—	—
Acquired Fund Fees and Expenses	0.09%	0.09%	0.09%	0.10%	0.10%[3]
Ratio of Net Investment Income to Average Net Assets	2.78%	2.29%	2.27%	2.30%	2.52%[3]
Portfolio Turnover Rate	10%	9%	4%	4%	1%

The expense ratio, acquired fund fees and expenses, net investment income ratio, and turnover rate for the current period have been annualized.

1   Inception.

2   Calculation based on average shares outstanding.

3   Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

35

Institutional Target Retirement 2025 Fund

Notes to Financial Statements

Vanguard Institutional Target Retirement 2025 Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund follows a balanced investment strategy by investing in selected Vanguard funds to achieve its targeted allocation of assets to U.S. and international stocks, and U.S. and international bonds. Financial statements and other information about each underlying fund are available on vanguard.com.

A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (September 30, 2015–2018), and for the period ended March 31, 2019, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

4. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and borne by the funds in which the fund invests (see Note B). Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at March 31, 2019, or at any time during the period then ended.

5. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. The FSA provides that expenses otherwise allocable to Vanguard funds-of-funds may be reduced or eliminated to the extent of savings realized by the underlying Vanguard funds by virtue of being part of a fund-of-funds. Accordingly, all expenses for services

36

Institutional Target Retirement 2025 Fund

provided by Vanguard to the fund and all other expenses incurred by the fund during the period ended March 31, 2019, were borne by the underlying Vanguard funds in which the fund invests. The fund’s trustees and officers are also trustees and officers, respectively, of the underlying Vanguard funds, as well as directors and employees, respectively, of Vanguard.

C.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

At March 31, 2019, 100% of the market value of the fund’s investments was determined based on Level 1 inputs.

D.  As of March 31, 2019, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	27,664,465
Gross Unrealized Appreciation	3,200,548
Gross Unrealized Depreciation	(175,898)
Net Unrealized Appreciation (Depreciation)	3,024,650

E. Capital shares issued and redeemed were:

	Six Months Ended	Year Ended
	March 31, 2019	September 30, 2018
	Shares	Shares
	(000)	(000)
Issued	164,382	342,345
Issued in Lieu of Cash Distributions	31,008	19,952
Redeemed	(55,398)	(132,010)
Net Increase (Decrease) in Shares Outstanding	139,992	230,287

At March 31, 2019, one shareholder was the record or beneficial owner of 34% of the fund’s net assets. If the shareholder were to redeem its investment in the fund, the redemption might lead to the realization of taxable capital gains.

37

Institutional Target Retirement 2025 Fund

F.  Transactions during the period in affiliated underlying Vanguard funds were as follows:

		Current Period Transactions
	Sept. 30,		Proceeds	Realized				March 31,
	2018		from	Net	Change in		Capital Gain	2019
	Market	Purchases	Securities	Gain	Unrealized		Distributions	Market
	Value	at Cost	Sold	(Loss )	App. (Dep. )	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Market Liquidity Fund	5	NA1	NA1	1	1	96	—	14,615
Vanguard Total Bond Market II Index Fund	7,360,128	1,817,352	1,146,261	(1,554)	241,003	110,260	—	8,270,668
Vanguard Total International Bond Index Fund	3,084,225	470,968	132,419	—	79,458	76,708	—	3,502,232
Vanguard Total International Stock Index Fund	7,003,894	688,905	—	—	(235,196)	88,341	—	7,457,603
Vanguard Total Stock Market Index Fund	10,592,853	1,267,822	171,215	(60)	(245,403)	115,160	—	11,443,997
Total	28,041,105	4,245,047	1,449,895	(1,613)	(160,137)	390,565	—	30,689,115

1 Not applicable—purchases and sales are for temporary cash investment purposes.

G. Management has determined that no other events or transactions occurred subsequent to March 31, 2019, that would require recognition or disclosure in these financial statements.

38

Institutional Target Retirement 2030 Fund

Underlying Vanguard Funds

As of March 31, 2019

Vanguard Total Stock Market Index Fund Institutional Shares	41.7%
Vanguard Total International Stock Index Fund Investor Shares	27.3
Vanguard Total Bond Market II Index Fund Investor Shares	21.8
Vanguard Total International Bond Index Fund Admiral Shares	9.2

39

Institutional Target Retirement 2030 Fund

Financial Statements (unaudited)

Statement of Net Assets

As of March 31, 2019

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports will be available on the SEC’s website at www.sec.gov.

Market
Value•
Shares	($000)
Investment Companies (99.9%)
U.S. Stock Fund (41.7%)
Vanguard Total Stock Market Index Fund Institutional Shares	169,973,779	11,972,953

International Stock Fund (27.2%)
Vanguard Total International Stock Index Fund Investor Shares	469,401,830	7,824,928

U.S. Bond Fund (21.8%)
1	Vanguard Total Bond Market II Index Fund Investor Shares	588,630,389	6,268,914

International Bond Fund (9.2%)
Vanguard Total International Bond Index Fund Admiral Shares	118,011,250	2,630,471
Total Investment Companies (Cost $25,763,672)	28,697,266
Temporary Cash Investment (0.1%)
Money Market Fund (0.1%)
1	Vanguard Market Liquidity Fund, 2.554% (Cost $15,942)	159,403	15,943
Total Investments (100.0%) (Cost $25,779,614)	28,713,209
Other Assets and Liabilities (0.0%)
Other Assets	79,521
Liabilities	(80,243)
(722)
Net Assets (100%)
Applicable to 1,234,090,505 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	28,712,487
Net Asset Value Per Share	$23.27

40

Institutional Target Retirement 2030 Fund

Amount
($000)
Statement of Assets and Liabilities
Assets
Investments in Securities, at Value—Affiliated Funds	28,713,209
Receivables for Accrued Income	17,689
Receivables for Capital Shares Issued	61,832
Total Assets	28,792,730
Liabilities
Payables for Investment Securities Purchased	74,941
Payables for Capital Shares Redeemed	5,302
Total Liabilities	80,243
Net Assets	28,712,487

At March 31, 2019, net assets consisted of:
Amount
($000)
Paid-in Capital	25,655,188
Total Distributable Earnings (Loss)	3,057,299
Net Assets	28,712,487

•    See Note A in Notes to Financial Statements.

1   Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Market Liquidity Fund is the 7-day yield.

See accompanying Notes, which are an integral part of the Financial Statements.

41

Institutional Target Retirement 2030 Fund

Statement of Operations

Six Months Ended
March 31, 2019
($000)
Investment Income
Income
Income Distributions Received from Affiliated Funds	350,194
Net Investment Income—Note B	350,194
Realized Net Gain (Loss)
Capital Gain Distributions Received from Affiliated Funds	—
Affiliated Funds Sold	(63)
Realized Net Gain (Loss)	(63)
Change in Unrealized Appreciation (Depreciation) from Affiliated Funds	(249,110)
Net Increase (Decrease) in Net Assets Resulting from Operations	101,021

See accompanying Notes, which are an integral part of the Financial Statements.

42

Institutional Target Retirement 2030 Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	March 31,	September 30,
	2019	2018
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	350,194	518,266
Realized Net Gain (Loss)	(63)	3,168
Change in Unrealized Appreciation (Depreciation)	(249,110)	1,088,192
Net Increase (Decrease) in Net Assets Resulting from Operations	101,021	1,609,626
Distributions
Net Investment Income	(594,299)	(402,466)
Realized Capital Gain[1]	(3,593)	(2,865)
Total Distributions	(597,892)	(405,331)
Capital Share Transactions
Issued	3,743,789	7,621,180
Issued in Lieu of Cash Distributions	590,618	399,201
Redeemed	(944,066)	(2,547,464)
Net Increase (Decrease) from Capital Share Transactions	3,390,341	5,472,917
Total Increase (Decrease)	2,893,470	6,677,212
Net Assets
Beginning of Period	25,819,017	19,141,805
End of Period	28,712,487	25,819,017

1   Includes fiscal 2019 and 2018 short-term gain distributions totaling $2,919,000 and $2,148,000, respectively. Short-term gain distributions are treated as ordinary income dividends for tax purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

43

Institutional Target Retirement 2030 Fund

Financial Highlights

	Six Months				June 26,
	Ended				2015[1] to
	March 31,	Year Ended September 30,			Sept. 30,
For a Share Outstanding Throughout Each Period	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$23.89	$22.61	$20.36	$18.45	$20.00
Investment Operations
Net Investment Income[2]	.303	.531	.485	.455	.145
Capital Gain Distributions Received[2]	—	.001	.004	.004	—
Net Realized and Unrealized Gain (Loss)
on Investments	(.391)	1.201	2.160	1.615	(1.695)
Total from Investment Operations	(.088)	1.733	2.649	2.074	(1.550)
Distributions
Dividends from Net Investment Income	(.529)	(.450)	(.393)	(.163)	—
Distributions from Realized Capital Gains	(.003)	(.003)	(.006)	(.001)	—
Total Distributions	(.532)	(.453)	(.399)	(.164)	—
Net Asset Value, End of Period	$23.27	$23.89	$22.61	$20.36	$18.45

Total Return	-0.14%	7.73%	13.27%	11.30%	-7.75%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$28,712	$25,819	$19,142	$11,486	$4,431
Ratio of Total Expenses to Average Net Assets	—	—	—	—	—
Acquired Fund Fees and Expenses	0.09%	0.09%	0.09%	0.10%	0.10%[3]
Ratio of Net Investment Income to Average Net Assets	2.70%	2.27%	2.29%	2.34%	2.64%[3]
Portfolio Turnover Rate	8%	7%	4%	3%	1%

The expense ratio, acquired fund fees and expenses, net investment income ratio, and turnover rate for the current period have been annualized.

1   Inception.

2   Calculated based on average shares outstanding.

3   Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

44

Institutional Target Retirement 2030 Fund

Notes to Financial Statements

Vanguard Institutional Target Retirement 2030 Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund follows a balanced investment strategy by investing in selected Vanguard funds to achieve its targeted allocation of assets to U.S. and international stocks, and U.S. and international bonds. Financial statements and other information about each underlying fund are available on vanguard.com.

A.      The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (September 30, 2015–2018), and for the period ended March 31, 2019, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

4. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and borne by the funds in which the fund invests (see Note B). Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at March 31, 2019, or at any time during the period then ended.

5. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B.      In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. The FSA provides that expenses otherwise allocable to Vanguard funds-of-funds may be reduced or eliminated to the extent of savings realized by the underlying Vanguard funds by virtue of being part of a fund-of-funds. Accordingly, all expenses

45

Institutional Target Retirement 2030 Fund

for services provided by Vanguard to the fund and all other expenses incurred by the fund during the period ended March 31, 2019, were borne by the underlying Vanguard funds in which the fund invests. The fund’s trustees and officers are also trustees and officers, respectively, of the underlying Vanguard funds, as well as directors and employees, respectively, of Vanguard.

C.      Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

At March 31, 2019, 100% of the market value of the fund’s investments was determined based on Level 1 inputs.

D. As of March 31, 2019, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	25,779,614
Gross Unrealized Appreciation	3,111,505
Gross Unrealized Depreciation	(177,910)
Net Unrealized Appreciation (Depreciation)	2,933,595

E.      Capital shares issued and redeemed were:

	Six Months Ended	Year Ended
	March 31, 2019	September 30, 2018
	Shares	Shares
	(000)	(000)
Issued	167,056	326,284
Issued in Lieu of Cash Distributions	27,952	17,237
Redeemed	(41,705)	(109,186)
Net Increase (Decrease) in Shares Outstanding	153,303	234,335

At March 31, 2019, one shareholder was the record or beneficial owner of 35% of the fund’s net assets. If the shareholder were to redeem its investment in the fund, the redemption might lead to the realization of taxable capital gains.

46

Institutional Target Retirement 2030 Fund

F.       Transactions during the period in affiliated underlying Vanguard funds were as follows:

		Current Period Transactions
	Sept. 30,		Proceeds	Realized				March 31,
	2018		from	Net	Change in		Capital Gain	2019
	Market	Purchases	Securities	Gain	Unrealized		Distributions	Market
	Value	at Cost	Sold	(Loss )	App. (Dep. )	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Market Liquidity Fund	1,144	NA1	NA1	3	2	105	—	15,943
Vanguard Total Bond Market II Index Fund	5,444,802	1,567,667	923,124	(541)	180,110	82,054	—	6,268,914
Vanguard Total International Bond Index Fund	2,255,025	413,954	97,774	—	59,266	56,812	—	2,630,471
Vanguard Total International Stock Index Fund	7,206,991	857,129	241	475	(239,426)	91,687	—	7,824,928
Vanguard Total Stock Market Index Fund	10,890,848	1,415,550	84,383	—	(249,062)	119,536	—	11,972,953
Total	25,798,810	4,254,300	1,105,522	(63)	(249,110)	350,194	—	28,713,209

1   Not applicable—purchases and sales are for temporary cash investment purposes.

G. Management has determined that no events or transactions occurred subsequent to March 31, 2019, that would require recognition or disclosure in these financial statements.

47

Institutional Target Retirement 2035 Fund

Underlying Vanguard Funds

As of March 31, 2019

Vanguard Total Stock Market Index Fund Institutional Shares	46.4%
Vanguard Total International Stock Index Fund Investor Shares	30.2
Vanguard Total Bond Market II Index Fund Investor Shares	16.5
Vanguard Total International Bond Index Fund Admiral Shares	6.9

48

Institutional Target Retirement 2035 Fund

Financial Statements (unaudited)

Statement of Net Assets

As of March 31, 2019

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports will be available on the SEC’s website at www.sec.gov.

Market
Value•
Shares	($000)
Investment Companies (100.0%)
U.S. Stock Fund (46.4%)
Vanguard Total Stock Market Index Fund Institutional Shares	172,373,876	12,142,016

International Stock Fund (30.2%)
Vanguard Total International Stock Index Fund Investor Shares	474,357,796	7,907,545

U.S. Bond Fund (16.5%)
1	Vanguard Total Bond Market II Index Fund Investor Shares	404,664,337	4,309,675

International Bond Fund (6.9%)
Vanguard Total International Bond Index Fund Admiral Shares	81,573,745	1,818,279
Total Investment Companies (Cost $23,244,705)	26,177,515
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
1	Vanguard Market Liquidity Fund, 2.554% (Cost $7,619)	76,177	7,619
Total Investments (100.0%) (Cost $23,252,324)	26,185,134
Other Assets and Liabilities (0.0%)
Other Assets	110,035
Liabilities	(104,011)
6,024
Net Assets (100%)
Applicable to 1,115,046,941 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	26,191,158
Net Asset Value Per Share	$23.49

49

Institutional Target Retirement 2035 Fund

Amount
($000)
Statement of Assets and Liabilities
Assets
Investments in Securities, at Value—Affiliated Funds	26,185,134
Receivables for Investment Securities Sold	26,559
Receivables for Accrued Income	12,169
Receivables for Capital Shares Issued	71,307
Total Assets	26,295,169
Liabilities
Payables for Investment Securities Purchased	99,671
Payables for Capital Shares Redeemed	4,340
Total Liabilities	104,011
Net Assets	26,191,158

At March 31, 2019, net assets consisted of:
Amount
($000)
Paid-in Capital	23,150,407
Total Distributable Earnings (Loss)	3,040,751
Net Assets	26,191,158

•    See Note A in Notes to Financial Statements.

1   Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Market Liquidity Fund is the 7-day yield.

See accompanying Notes, which are an integral part of the Financial Statements.

50

Institutional Target Retirement 2035 Fund

Statement of Operations

Six Months Ended
March 31, 2019
($000)
Investment Income
Income
Income Distributions Received from Affiliated Funds	308,543
Net Investment Income – Note B	308,543
Realized Net Gain (Loss)
Capital Gain Distributions Received from Affiliated Funds	—
Affiliated Funds Sold	(1,097)
Realized Net Gain (Loss)	(1,097)
Change in Unrealized Appreciation (Depreciation) from Affiliated Funds	(346,645)
Net Increase (Decrease) in Net Assets Resulting from Operations	(39,199)

See accompanying Notes, which are an integral part of the Financial Statements.

51

Institutional Target Retirement 2035 Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	March 31,	September 30,
	2019	2018
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	308,543	473,598
Realized Net Gain (Loss)	(1,097)	3,183
Change in Unrealized Appreciation (Depreciation)	(346,645)	1,161,459
Net Increase (Decrease) in Net Assets Resulting from Operations	(39,199)	1,638,240
Distributions
Net Investment Income	(535,746)	(370,634)
Realized Capital Gain[1]	(4,869)	(2,936)
Total Distributions	(540,615)	(373,570)
Capital Share Transactions
Issued	3,297,561	7,041,221
Issued in Lieu of Cash Distributions	534,790	368,487
Redeemed	(823,775)	(2,487,936)
Net Increase (Decrease) from Capital Share Transactions	3,008,576	4,921,772
Total Increase (Decrease)	2,428,762	6,186,442
Net Assets
Beginning of Period	23,762,396	17,575,954
End of Period	26,191,158	23,762,396

1   Includes fiscal 2019 and 2018 short-term gain distributions totaling $4,565,000 and $2,446,000, respectively. Short-term gain distributions are treated as ordinary income dividends for tax purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

52

Institutional Target Retirement 2035 Fund

Financial Highlights

	Six Months				June 26,
	Ended				2015[1] to
	March 31,	Year Ended September 30,			Sept. 30,
For a Share Outstanding Throughout Each Period	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$24.25	$22.78	$20.23	$18.27	$20.00
Investment Operations
Net Investment Income[2]	.295	.533	.489	.457	.142
Capital Gain Distributions Received[2]	—	.001	.003	.003	—
Net Realized and Unrealized Gain (Loss) on Investments	(.522)	1.394	2.457	1.664	(1.87	2)
Total from Investment Operations	(.227)	1.928	2.949	2.124	(1.73	0)
Distributions
Dividends from Net Investment Income	(.528)	(.454)	(.394)	(.164)	—
Distributions from Realized Capital Gains	(.005)	(.004)	(.005)	—	—
Total Distributions	(.533)	(.458)	(.399)	(.164)	—
Net Asset Value, End of Period	$23.49	$24.25	$22.78	$20.23	$18.27

Total Return	-0.70%	8.54%	14.85%	11.68%	-8.65%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$26,191	$23,762	$17,576	$10,702	$4,037
Ratio of Total Expenses to Average Net Assets	—	—	—	—	—
Acquired Fund Fees and Expenses	0.09%	0.09%	0.09%	0.10%	0.10%[3]
Ratio of Net Investment Income to Average Net Assets	2.61%	2.25%	2.30%	2.37%	2.62%[3]
Portfolio Turnover Rate	7%	8%	4%	2%	0%

The expense ratio, acquired fund fees and expenses, net investment income ratio, and turnover rate for the current period have been annualized.

1   Inception.

2   Calculated based on average shares outstanding.

3   Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

53

Institutional Target Retirement 2035 Fund

Notes to Financial Statements

Vanguard Institutional Target Retirement 2035 Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund follows a balanced investment strategy by investing in selected Vanguard funds to achieve its targeted allocation of assets to U.S. and international stocks, and U.S. and international bonds. Financial statements and other information about each underlying fund are available on vanguard.com.

A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (September 30, 2015–2018), and for the period ended March 31, 2019, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

4. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and borne by the funds in which the fund invests (see Note B). Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at March 31, 2019, or at any time during the period then ended.

5. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. The FSA provides that expenses otherwise allocable to Vanguard funds-of-funds may be reduced or eliminated to the extent of savings realized by the underlying Vanguard funds by virtue of being part of a fund-of-funds. Accordingly, all expenses

54

Institutional Target Retirement 2035 Fund

for services provided by Vanguard to the fund and all other expenses incurred by the fund during the period ended March 31, 2019, were borne by the underlying Vanguard funds in which the fund invests. The fund’s trustees and officers are also trustees and officers, respectively, of the underlying Vanguard funds, as well as directors and employees, respectively, of Vanguard.

C.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

At March 31, 2019, 100% of the market value of the fund’s investments was determined based on Level 1 inputs.

D.  As of March 31, 2019, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	23,252,324
Gross Unrealized Appreciation	3,106,226
Gross Unrealized Depreciation	(173,416)
Net Unrealized Appreciation (Depreciation)	2,932,810

E. Capital shares issued and redeemed were:

	Six Months Ended	Year Ended
	March 31, 2019	September 30, 2018
	Shares	Shares
	(000)	(000)
Issued	146,036	297,648
Issued in Lieu of Cash Distributions	25,250	15,734
Redeemed	(36,070)	(105,226)
Net Increase (Decrease) in Shares Outstanding	135,216	208,156

At March 31, 2019, one shareholder was the record or beneficial owner of 34% of the fund’s net assets. If the shareholder were to redeem its investment in the fund, the redemption might lead to the realization of taxable capital gains.

55

Institutional Target Retirement 2035 Fund

F.  Transactions during the period in affiliated underlying Vanguard funds were as follows:

					Current Period Transactions
	Sept. 30,		Proceeds	Realized				March 31,
	2018		from	Net	Change in		Capital Gain	2019
	Market	Purchases	Securities	Gain	Unrealized		Distributions	Market
	Value	at Cost	Sold	(Loss )	App. (Dep. )	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Market Liquidity Fund	4	NA1	NA1	2	1	96	—	7,619
Vanguard Total Bond Market II Index Fund	3,759,511	1,082,975	655,737	(2,896)	125,822	56,632	—	4,309,675
Vanguard Total International Bond Index Fund	1,556,304	284,832	63,897	—	41,040	38,973	—	1,818,279
Vanguard Total International Stock Index Fund	7,344,889	811,242	—	1,797	(250,383)	92,191	—	7,907,545
Vanguard Total Stock Market Index Fund	11,084,774	1,400,268	79,901	—	(263,125)	120,651	—	12,142,016
Total	23,745,482	3,579,317	799,535	(1,097)	(346,645)	308,543	—	26,185,134

1   Not applicable—purchases and sales are for temporary cash investment purposes.

G. Management has determined that no events or transactions occurred subsequent to March 31, 2019, that would require recognition or disclosure in these financial statements.

56

Trustees Approve Advisory Arrangements

The board of trustees of Vanguard Institutional Target Retirement Funds has renewed each fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Equity Index Group. The board determined that continuing each fund’s internalized management structure was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received monthly reports, which included a Market and Economic Report, a Fund Dashboard Monthly Summary, and a Fund Performance Report.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of the investment management services provided to the funds and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Equity Index Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangements.

Investment performance

The board considered the performance of each fund since its inception in 2015, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that the advisory arrangements should continue.

Cost

The board concluded that the funds’ acquired fund fees and expenses were well below the expense ratios charged by funds in their respective peer groups. The funds do not incur advisory expenses directly; however, the board noted that each of the underlying funds in which the funds invest has advisory expenses well below the relevant peer-group average.

57

The board did not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The board concluded that Vanguard’s arrangements with the Institutional Target Retirement Funds and their underlying funds ensure that the funds will realize economies of scale as the assets of the underlying funds grow, with the cost to shareholders declining as assets increase.

The board will consider whether to renew the advisory arrangements again after a one-year period.

58

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Who Are Deaf or Hard of Hearing > 800-749-7273

This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.

You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or sec.gov.

You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.

© 2019 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q6732 052019

Semiannual Report | March 31, 2019 Vanguard Institutional Target Retirement Funds

Vanguard Institutional Target Retirement 2040 Fund

Vanguard Institutional Target Retirement 2045 Fund

Vanguard Institutional Target Retirement 2050 Fund

Vanguard Institutional Target Retirement 2055 Fund

Vanguard Institutional Target Retirement 2060 Fund

Vanguard Institutional Target Retirement 2065 Fund

See the inside front cover for important information about access to your fund’s annual and semiannual shareholder reports.

Important information about access to shareholder reports

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your fund’s annual and semiannual shareholder reports will no longer be sent to you by mail, unless you specifically request them. Instead, you will be notified by mail each time a report is posted on the website and will be provided with a link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.

You may elect to receive paper copies of all future shareholder reports free of charge. If you invest through a financial intermediary, you can contact the intermediary to request that you continue to receive paper copies. If you invest directly with the fund, you can call Vanguard at one of the phone numbers on the back cover of this report or log on to vanguard.com. Your election to receive paper copies will apply to all the funds you hold through an intermediary or directly with Vanguard.

Contents

About Your Fund’s Expenses	1
Institutional Target Retirement 2040 Fund	3
Institutional Target Retirement 2045 Fund	12
Institutional Target Retirement 2050 Fund	21
Institutional Target Retirement 2055 Fund	30
Institutional Target Retirement 2060 Fund	39
Institutional Target Retirement 2065 Fund	48
Trustees Approve Advisory Arrangements	57

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A typical fund’s expenses are expressed as a percentage of its average net assets. The Institutional Target Retirement Funds have no direct expenses, but each fund bears its proportionate share of the costs for the underlying funds in which it invests. These indirect expenses make up the acquired fund fees and expenses, also expressed as a percentage of average net assets.

The following examples are intended to help you understand the ongoing cost (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period. The costs were calculated using the acquired fund fees and expenses for each Institutional Target Retirement Fund.

The accompanying table illustrates your fund’s costs in two ways:

•  Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

•  Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended March 31, 2019

	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	9/30/2018	3/31/2019	Period
Based on Actual Fund Return
Institutional Target Retirement 2040 Fund	$1,000.00	$987.41	$0.45
Institutional Target Retirement 2045 Fund	$1,000.00	$983.81	$0.45
Institutional Target Retirement 2050 Fund	$1,000.00	$983.67	$0.45
Institutional Target Retirement 2055 Fund	$1,000.00	$984.22	$0.45
Institutional Target Retirement 2060 Fund	$1,000.00	$983.76	$0.45
Institutional Target Retirement 2065 Fund	$1,000.00	$984.08	$0.45
Based on Hypothetical 5% Yearly Return
Institutional Target Retirement 2040 Fund	$1,000.00	$1,024.48	$0.45
Institutional Target Retirement 2045 Fund	$1,000.00	$1,024.48	$0.45
Institutional Target Retirement 2050 Fund	$1,000.00	$1,024.48	$0.45
Institutional Target Retirement 2055 Fund	$1,000.00	$1,024.48	$0.45
Institutional Target Retirement 2060 Fund	$1,000.00	$1,024.48	$0.45
Institutional Target Retirement 2065 Fund	$1,000.00	$1,024.48	$0.45

The calculations are based on the acquired fund fees and expenses for the most recent six-month period. The funds’ annualized expense figures for that period are (in order as listed from top to bottom above) 0.09%, 0.09%, 0.09%, 0.09%, 0.09%, and 0.09%. The dollar amounts shown as “Expenses Paid” are equal to the annualized average weighted expense ratio for the underlying funds multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (182/365).

Institutional Target Retirement 2040 Fund

Underlying Vanguard Funds

As of March 31, 2019

Vanguard Total Stock Market Index Fund Institutional Shares	50.8%
Vanguard Total International Stock Index Fund Investor Shares	33.3
Vanguard Total Bond Market II Index Fund Investor Shares	11.2
Vanguard Total International Bond Index Fund Admiral Shares	4.7

Institutional Target Retirement 2040 Fund

Financial Statements (unaudited)

Statement of Net Assets

As of March 31, 2019

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports will be available on the SEC’s website at www.sec.gov.

		Market
		Value•
	Shares	($000)
Investment Companies (99.9%)
U.S. Stock Fund (50.8%)
Vanguard Total Stock Market Index Fund Institutional Shares	165,002,103	11,622,748

International Stock Fund (33.2%)
Vanguard Total International Stock Index Fund Investor Shares	456,439,997	7,608,855

U.S. Bond Fund (11.2%)
[1] Vanguard Total Bond Market II Index Fund Investor Shares	241,134,683	2,568,084

International Bond Fund (4.7%)
Vanguard Total International Bond Index Fund Admiral Shares	48,335,800	1,077,405
Total Investment Companies (Cost $20,223,987)		22,877,092
Temporary Cash Investment (0.1%)
Money Market Fund (0.1%)
[1] Vanguard Market Liquidity Fund, 2.554% (Cost $9,985)	99,836	9,986
Total Investments (100.0%) (Cost $20,233,972)		22,887,078
Other Assets and Liabilities (0.0%)
Other Assets		86,505
Liabilities		(79,670)
		6,835
Net Assets (100%)
Applicable to 965,213,119 outstanding $.001 par value shares of beneficial interest (unlimited authorization)		22,893,913
Net Asset Value Per Share		$23.72

Institutional Target Retirement 2040 Fund

Amount
($000)
Statement of Assets and Liabilities
Assets
Investments in Securities, at Value–Affiliated Funds	22,887,078
Receivables for Investment Securities Sold	5,295
Receivables for Accrued Income	7,191
Receivables for Capital Shares Issued	74,019
Total Assets	22,973,583
Liabilities
Payables for Investment Securities Purchased	76,115
Payables for Capital Shares Redeemed	3,555
Total Liabilities	79,670
Net Assets	22,893,913

At March 31, 2019, net assets consisted of:
Amount
($000)
Paid-in Capital	20,147,103
Total Distributable Earnings (Loss)	2,746,810
Net Assets	22,893,913

•      See Note A in Notes to Financial Statements.

1     Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

See accompanying Notes, which are an integral part of the Financial Statements.

Institutional Target Retirement 2040 Fund

Statement of Operations

Six Months Ended
March 31, 2019
($000)
Investment Income
Income
Income Distributions Received from Affiliated Funds	259,476
Net Investment Income—Note B	259,476
Realized Net Gain (Loss)
Capital Gain Distributions Received from Affiliated Funds	—
Affiliated Funds Sold	2,671
Realized Net Gain (Loss)	2,671
Change in Unrealized Appreciation (Depreciation) from Affiliated Funds	(406,923)
Net Increase (Decrease) in Net Assets Resulting from Operations	(144,776)

See accompanying Notes, which are an integral part of the Financial Statements.

Institutional Target Retirement 2040 Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	March 31,	September 30,
	2019	2018
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	259,476	403,495
Realized Net Gain (Loss)	2,671	(2,764)
Change in Unrealized Appreciation (Depreciation)	(406,923)	1,133,364
Net Increase (Decrease) in Net Assets Resulting from Operations	(144,776)	1,534,095
Distributions
Net Investment Income	(454,943)	(310,516)
Realized Capital Gain[1]	(965)	(2,059)
Total Distributions	(455,908)	(312,575)
Capital Share Transactions
Issued	2,924,017	6,519,462
Issued in Lieu of Cash Distributions	450,585	307,832
Redeemed	(678,026)	(2,113,307)
Net Increase (Decrease) from Capital Share Transactions	2,696,576	4,713,987
Total Increase (Decrease)	2,095,892	5,935,507
Net Assets
Beginning of Period	20,798,021	14,862,514
End of Period	22,893,913	20,798,021

1 Includes fiscal 2019 and 2018 short-term gain distributions totaling $965,000 and $1,716,000, respectively. Short-term gain distributions are treated as ordinary income dividends for tax purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

Institutional Target Retirement 2040 Fund

Financial Highlights

	Six Months				June 26,
	Ended				2015[1] to
	March 31,	Year Ended September 30,			Sept. 30,
For a Share Outstanding Throughout Each Period	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$24.61	$22.93	$20.10	$18.08	$20.00
Investment Operations
Net Investment Income[2]	.288	.535	.494	.461	.151
Capital Gain Distributions Received[2]	—	—	.002	.002	—
Net Realized and Unrealized Gain (Loss) on Investments	(.658)	1.601	2.730	1.718	(2.071)
Total from Investment Operations	(.370)	2.136	3.226	2.181	(1.920)
Distributions
Dividends from Net Investment Income	(.519)	(.453)	(.393)	(.161)	—
Distributions from Realized Capital Gains	(.001)	(.003)	(.003)	—	—
Total Distributions	(.520)	(.456)	(.396)	(.161)	—
Net Asset Value, End of Period	$23.72	$24.61	$22.93	$20.10	$18.08

Total Return	-1.26%	9.39%	16.35%	12.12%	-9.60%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$22,894	$20,798	$14,863	$8,724	$3,032
Ratio of Total Expenses to Average Net Assets	—	—	—	—	—
Acquired Fund Fees and Expenses	0.09%	0.09%	0.09%	0.10%	0.10%[3]
Ratio of Net Investment Income to Average Net Assets	2.52%	2.24%	2.32%	2.62%	2.81%[3]
Portfolio Turnover Rate	4%	7%	5%	0%	1%

The expense ratio, acquired fund fees and expenses, net investment income ratio, and turnover rate for the current period have been annualized.

1 Inception.

2 Calculated based on average shares outstanding.

3 Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

Institutional Target Retirement 2040 Fund

Notes to Financial Statements

Vanguard Institutional Target Retirement 2040 Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund follows a balanced investment strategy by investing in selected Vanguard funds to achieve its targeted allocation of assets to U.S. and international stocks, and U.S. and international bonds. Financial statements and other information about each underlying fund are available on vanguard.com.

A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (September 30, 2015–2018), and for the period ended March 31, 2019, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

4. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and borne by the funds in which the fund invests (see Note B). Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at March 31, 2019, or at any time during the period then ended.

5. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Institutional Target Retirement 2040 Fund

B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. The FSA provides that expenses otherwise allocable to Vanguard funds-of-funds may be reduced or eliminated to the extent of savings realized by the underlying Vanguard funds by virtue of being part of a fund-of-funds. Accordingly, all expenses for services provided by Vanguard to the fund and all other expenses incurred by the fund during the period ended March 31, 2019, were borne by the underlying Vanguard funds in which the fund invests. The fund’s trustees and officers are also trustees and officers, respectively, of the underlying Vanguard funds, as well as directors and employees, respectively, of Vanguard.

C.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

At March 31, 2019, 100% of the market value of the fund’s investments was determined based on Level 1 inputs.

D.  As of March 31, 2019, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:

Amount ($000)
Tax Cost	20,233,972
Gross Unrealized Appreciation	2,823,893
Gross Unrealized Depreciation	(170,787)
Net Unrealized Appreciation (Depreciation)	2,653,106

Institutional Target Retirement 2040 Fund

E. Capital shares issued and redeemed were:

	Six Months Ended	Year Ended
	March 31, 2019	September 30, 2018
	Shares	Shares
	(000)	(000)
Issued	128,292	272,240
Issued in Lieu of Cash Distributions	21,214	13,000
Redeemed	(29,342)	(88,336)
Net Increase (Decrease) in Shares Outstanding	120,164	196,904

At March 31, 2019, one shareholder was the record or beneficial owner of 35% of the fund’s net assets. If the shareholder were to redeem its investment in the fund, the redemption might lead to the realization of taxable capital gains.

F.  Transactions during the period in affiliated underlying Vanguard funds were as follows:

		Current Period Transactions
	Sept. 30,		Proceeds	Realized				March 31,
	2018		from	Net	Change in		Capital Gain	2019
	Market	Purchases	Securities	Gain	Unrealized		Distributions	Market
	Value	at Cost	Sold	(Loss )	App. (Dep. )	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Market Liquidity Fund	748	NA1	NA1	(1)	1	91	—	9,986
Vanguard Total Bond Market II Index Fund	2,210,728	636,510	351,561	(1,041)	73,448	33,363	—	2,568,084
Vanguard Total International Bond Index Fund	894,371	176,719	18,000	—	24,315	22,764	—	1,077,405
Vanguard Total International Stock Index Fund	7,051,470	799,177	—	3,829	(245,621)	87,996	—	7,608,855
Vanguard Total Stock Market Index Fund	10,623,941	1,312,266	54,277	(116)	(259,066)	115,262	—	11,622,748
Total	20,781,258	2,924,672	423,838	2,671	(406,923)	259,476	—	22,887,078

1 Not applicable—purchases and sales are for temporary cash investment purposes.

G. Management has determined that no events or transactions occurred subsequent to March 31, 2019, that would require recognition or disclosure in these financial statements.

Institutional Target Retirement 2045 Fund

Underlying Vanguard Funds

As of March 31, 2019

Vanguard Total Stock Market Index Fund Institutional Shares	54.2%
Vanguard Total International Stock Index Fund Investor Shares	35.7
Vanguard Total Bond Market II Index Fund Investor Shares	7.2
Vanguard Total International Bond Index Fund Admiral Shares	2.9

Institutional Target Retirement 2045 Fund

Financial Statements (unaudited)

Statement of Net Assets

As of March 31, 2019

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports will be available on the SEC’s website at www.sec.gov.

		Market
		Value•
	Shares	($000)
Investment Companies (99.9%)
U.S. Stock Fund (54.2%)
Vanguard Total Stock Market Index Fund Institutional Shares	148,557,591	10,464,397

International Stock Fund (35.7%)
Vanguard Total International Stock Index Fund Investor Shares	413,391,450	6,891,235

U.S. Bond Fund (7.1%)
[1] Vanguard Total Bond Market II Index Fund Investor Shares	129,839,125	1,382,787

International Bond Fund (2.9%)
Vanguard Total International Bond Index Fund Admiral Shares	25,163,224	560,888
Total Investment Companies (Cost $17,087,411)		19,299,307
Temporary Cash Investment (0.1%)
Money Market Fund (0.1%)
[1] Vanguard Market Liquidity Fund, 2.554% (Cost $12,541)	125,401	12,543
Total Investments (100.0%) (Cost $17,099,952)		19,311,850
Other Assets and Liabilities (0.0%)
Other Assets		90,049
Liabilities		(84,811)
		5,238
Net Assets (100%)
Applicable to 809,051,772 outstanding $.001 par value shares of beneficial interest (unlimited authorization)		19,317,088

Net Asset Value Per Share		$23.88

Institutional Target Retirement 2045 Fund

Amount
($000)
Statement of Assets and Liabilities
Assets
Investments in Securities, at Value—Affiliated Funds	19,311,850
Receivables for Accrued Income	3,883
Receivables for Capital Shares Issued	86,166
Total Assets	19,401,899
Liabilities
Payables for Investment Securities Purchased	80,994
Payables for Capital Shares Redeemed	3,817
Total Liabilities	84,811
Net Assets	19,317,088

At March 31, 2019, net assets consisted of:
Amount
($000)
Paid-in Capital	17,030,681
Total Distributable Earnings (Loss)	2,286,407
Net Assets	19,317,088

• See Note A in Notes to Financial Statements.

1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

See accompanying Notes, which are an integral part of the Financial Statements.

Institutional Target Retirement 2045 Fund

Statement of Operations

Six Months Ended
March 31, 2019
($000)
Investment Income
Income
Income Distributions Received from Affiliated Funds	212,256
Net Investment Income—Note B	212,256
Realized Net Gain (Loss)
Capital Gain Distributions Received from Affiliated Funds	—
Affiliated Funds Sold	(183)
Realized Net Gain (Loss)	(183)
Change in Unrealized Appreciation (Depreciation) from Affiliated Funds	(381,986)
Net Increase (Decrease) in Net Assets Resulting from Operations	(169,913)

See accompanying Notes, which are an integral part of the Financial Statements.

Institutional Target Retirement 2045 Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	March 31,	September 30,
	2019	2018
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	212,256	331,939
Realized Net Gain (Loss)	(183)	(2,473)
Change in Unrealized Appreciation (Depreciation)	(381,986)	990,917
Net Increase (Decrease) in Net Assets Resulting from Operations	(169,913)	1,320,383
Distributions
Net Investment Income	(373,915)	(252,433)
Realized Capital Gain[1]	(1,606)	(2,112)
Total Distributions	(375,521)	(254,545)
Capital Share Transactions
Issued	2,641,144	5,744,083
Issued in Lieu of Cash Distributions	371,618	251,301
Redeemed	(533,539)	(1,731,660)
Net Increase (Decrease) from Capital Share Transactions	2,479,223	4,263,724
Total Increase (Decrease)	1,933,789	5,329,562
Net Assets
Beginning of Period	17,383,299	12,053,737
End of Period	19,317,088	17,383,299

1 Includes fiscal 2019 and 2018 short-term gain distributions totaling $1,606,000 and $1,946,000, respectively. Short-term gain distributions are treated as ordinary income dividends for tax purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

Institutional Target Retirement 2045 Fund

Financial Highlights

	Six Months				June 26,
	Ended				2015[1] to
	March 31,	Year Ended September 30,			Sept. 30,
For a Share Outstanding Throughout Each Period	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$24.86	$23.05	$20.11	$18.07	$20.00
Investment Operations
Net Investment Income[2]	.283	.538	.497	.464	.149
Capital Gain Distributions Received[2]	—	—	.001	.002	—
Net Realized and Unrealized Gain (Loss) on Investments	(.749)	1.730	2.833	1.736	(2.079)
Total from Investment Operations	(.466)	2.268	3.331	2.202	(1.930)
Distributions
Dividends from Net Investment Income	(.512)	(.454)	(.389)	(.162)	—
Distributions from Realized Capital Gains	(.002)	(.004)	(.002)	—	—
Total Distributions	(.514)	(.458)	(.391)	(.162)	—
Net Asset Value, End of Period	$23.88	$24.86	$23.05	$20.11	$18.07

Total Return	-1.62%	9.92%	16.87%	12.24%	-9.65%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$19,317	$17,383	$12,054	$6,989	$2,317
Ratio of Total Expenses to Average Net Assets	—	—	—	—	—
Acquired Fund Fees and Expenses	0.09%	0.09%	0.09%	0.10%	0.10%[3]
Ratio of Net Investment Income to Average Net Assets	2.46%	2.23%	2.33%	2.42%	2.79%[3]
Portfolio Turnover Rate	3%	6%	5%	1%	0%

The expense ratio, acquired fund fees and expenses, net investment income ratio, and turnover rate for the current period have been annualized.

1 Inception.

2 Calculated based on average shares outstanding.

3 Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

Institutional Target Retirement 2045 Fund

Notes to Financial Statements

Vanguard Institutional Target Retirement 2045 Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund follows a balanced investment strategy by investing in selected Vanguard funds to achieve its targeted allocation of assets to U.S. and international stocks, and U.S. and international bonds. Financial statements and other information about each underlying fund are available on vanguard.com.

A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (September 30, 2015–2018), and for the period ended March 31, 2019, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

4. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and borne by the funds in which the fund invests (see Note B). Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at March 31, 2019, or at any time during the period then ended.

5. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Institutional Target Retirement 2045 Fund

B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. The FSA provides that expenses otherwise allocable to Vanguard funds-of-funds may be reduced or eliminated to the extent of savings realized by the underlying Vanguard funds by virtue of being part of a fund-of-funds. Accordingly, all expenses for services provided by Vanguard to the fund and all other expenses incurred by the fund during the period ended March 31, 2019, were borne by the underlying Vanguard funds in which the fund invests. The fund’s trustees and officers are also trustees and officers, respectively, of the underlying Vanguard funds, as well as directors and employees, respectively, of Vanguard.

C.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

At March 31, 2019, 100% of the market value of the fund’s investments was determined based on Level 1 inputs.

D.  As of March 31, 2019, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	17,099,952
Gross Unrealized Appreciation	2,376,086
Gross Unrealized Depreciation	(164,188)
Net Unrealized Appreciation (Depreciation)	2,211,898

Institutional Target Retirement 2045 Fund

E. Capital shares issued and redeemed were:

	Six Months Ended	Year Ended
	March 31, 2019	September 30, 2018
	Shares	Shares
	(000)	(000)
Issued	115,185	237,715
Issued in Lieu of Cash Distributions	17,471	10,532
Redeemed	(22,983)	(71,706)
Net Increase (Decrease) in Shares Outstanding	109,673	176,541

At March 31, 2019, one shareholder was the record or beneficial owner of 32% of the fund’s net assets. If the shareholder were to redeem its investment in the fund, the redemption might lead to the realization of taxable capital gains.

F.  Transactions during the period in affiliated underlying Vanguard funds were as follows:

		Current Period Transactions
	Sept. 30,		Proceeds	Realized				March 31,
	2018		from	Net	Change in		Capital Gain	2019
	Market	Purchases	Securities	Gain	Unrealized		Distributions	Market
	Value	at Cost	Sold	(Loss )	App. (Dep. )	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Market Liquidity Fund	866	NA1	NA1	—	2	100	—	12,543
Vanguard Total Bond Market II Index Fund	1,232,300	288,674	177,660	(2,328)	41,801	18,173	—	1,382,787
Vanguard Total International Bond Index Fund	506,111	72,825	30,930	(513)	13,395	12,536	—	560,888
Vanguard Total International Stock Index Fund	6,239,763	866,370	—	2,635	(217,533)	78,521	—	6,891,235
Vanguard Total Stock Market Index Fund	9,387,244	1,335,375	38,594	23	(219,651)	102,926	—	10,464,397
Total	17,366,284	2,563,244	247,184	(183)	(381,986)	212,256	—	19,311,850

1 Not applicable—purchases and sales are for temporary cash investment purposes.

G. Management has determined that no events or transactions occurred subsequent to March 31, 2019, that would require recognition or disclosure in these financial statements.

Institutional Target Retirement 2050 Fund

Underlying Vanguard Funds

As of March 31, 2019

Vanguard Total Stock Market Index Fund Institutional Shares	54.1%
Vanguard Total International Stock Index Fund Investor Shares	35.8
Vanguard Total Bond Market II Index Fund Investor Shares	7.2
Vanguard Total International Bond Index Fund Admiral Shares	2.9

Institutional Target Retirement 2050 Fund

Financial Statements (unaudited)

Statement of Net Assets

As of March 31, 2019

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports will be available on the SEC’s website at www.sec.gov.

		Market
		Value•
	Shares	($000)
Investment Companies (99.9%)
U.S. Stock Fund (54.1%)
Vanguard Total Stock Market Index Fund Institutional Shares	108,765,134	7,661,416

International Stock Fund (35.7%)
Vanguard Total International Stock Index Fund Investor Shares	303,155,342	5,053,599

U.S. Bond Fund (7.2%)
[1] Vanguard Total Bond Market II Index Fund Investor Shares	95,149,034	1,013,337

International Bond Fund (2.9%)
Vanguard Total International Bond Index Fund Admiral Shares	18,272,213	407,288
Total Investment Companies (Cost $12,691,892)		14,135,640
Temporary Cash Investment (0.1%)
Money Market Fund (0.1%)
[1] Vanguard Market Liquidity Fund, 2.554% (Cost $9,609)	96,077	9,610
Total Investments (100.0%) (Cost $12,701,501)		14,145,250
Other Assets and Liabilities (0.0%)
Other Assets		80,509
Liabilities		(77,854)
		2,655
Net Assets (100%)
Applicable to 591,738,043 outstanding $.001 par value shares of beneficial interest (unlimited authorization)		14,147,905
Net Asset Value Per Share		$23.91

Institutional Target Retirement 2050 Fund

Amount
($000)
Statement of Assets and Liabilities
Assets
Investments in Securities, at Value—Affiliated Funds	14,145,250
Receivables for Accrued Income	2,835
Receivables for Capital Shares Issued	77,674
Total Assets	14,225,759
Liabilities
Payables for Investment Securities Purchased	73,074
Payables for Capital Shares Redeemed	4,780
Total Liabilities	77,854
Net Assets	14,147,905

At March 31, 2019, net assets consisted of:

Amount
($000)
Paid-in Capital	12,648,834
Total Distributable Earnings (Loss)	1,499,071
Net Assets	14,147,905

•    See Note A in Notes to Financial Statements.

1   Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

See accompanying Notes, which are an integral part of the Financial Statements.

Institutional Target Retirement 2050 Fund

Statement of Operations

Six Months Ended
March 31, 2019
($000)
Investment Income
Income
Income Distributions Received from Affiliated Funds	153,547
Net Investment Income—Note B	153,547
Realized Net Gain (Loss)
Capital Gain Distributions Received from Affiliated Funds	—
Affiliated Funds Sold	2,220
Realized Net Gain (Loss)	2,220
Change in Unrealized Appreciation (Depreciation) from Affiliated Funds	(258,967)
Net Increase (Decrease) in Net Assets Resulting from Operations	(103,200)

See accompanying Notes, which are an integral part of the Financial Statements.

Institutional Target Retirement 2050 Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	March 31,	September 30,
	2019	2018
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	153,547	228,922
Realized Net Gain (Loss)	2,220	(3,969)
Change in Unrealized Appreciation (Depreciation)	(258,967)	672,212
Net Increase (Decrease) in Net Assets Resulting from Operations	(103,200)	897,165
Distributions
Net Investment Income	(263,732)	(165,211)
Realized Capital Gain[1]	(315)	(1,818)
Total Distributions	(264,047)	(167,029)
Capital Share Transactions
Issued	2,321,369	4,756,671
Issued in Lieu of Cash Distributions	261,168	164,754
Redeemed	(417,826)	(1,251,343)
Net Increase (Decrease) from Capital Share Transactions	2,164,711	3,670,082
Total Increase (Decrease)	1,797,464	4,400,218
Net Assets
Beginning of Period	12,350,441	7,950,223
End of Period	14,147,905	12,350,441

1 Includes fiscal 2019 and 2018 short-term gain distributions totaling $315,000 and $1,707,000, respectively. Short-term gain distributions are treated as ordinary income dividends for tax purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

Institutional Target Retirement 2050 Fund

Financial Highlights

	Six Months				June 26,
	Ended				2015[1] to
	March 31,	Year Ended September 30,			Sept. 30,
For a Share Outstanding Throughout Each Period	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$24.88	$23.07	$20.11	$18.07	$20.00
Investment Operations
Net Investment Income[2]	.284	.542	.503	.466	.149
Capital Gain Distributions Received[2]	—	—	.001	.002	—
Net Realized and Unrealized Gain (Loss) on Investments	(.751)	1.718	2.838	1.732	(2.079)
Total from Investment Operations	(.467)	2.260	3.342	2.200	(1.930)
Distributions
Dividends from Net Investment Income	(.502)	(.445)	(.380)	(.160)	—
Distributions from Realized Capital Gains	(.001)	(.005)	(.002)	—	—
Total Distributions	(.503)	(.450)	(.382)	(.160)	—
Net Asset Value, End of Period	$23.91	$24.88	$23.07	$20.11	$18.07

Total Return	-1.63%	9.88%	16.92%	12.23%	-9.65%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$14,148	$12,350	$7,950	$4,329	$1,259
Ratio of Total Expenses to Average Net Assets	—	—	—	—	—
Acquired Fund Fees and Expenses	0.09%	0.09%	0.09%	0.10%	0.10%[3]
Ratio of Net Investment Income to Average Net Assets	2.47%	2.24%	2.34%	2.43%	2.81%[3]
Portfolio Turnover Rate	2%	5%	5%	1%	1%

The expense ratio, acquired fund fees and expenses, net investment income ratio, and turnover rate for the current period have been annualized.

1 Inception.

2 Calculated based on average shares outstanding.

3 Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

Institutional Target Retirement 2050 Fund

Notes to Financial Statements

Vanguard Institutional Target Retirement 2050 Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund follows a balanced investment strategy by investing in selected Vanguard funds to achieve its targeted allocation of assets to U.S. and international stocks, and U.S. and international bonds. Financial statements and other information about each underlying fund are available on vanguard.com.

A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (September 30, 2015–2018), and for the period ended March 31, 2019, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

4. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and borne by the funds in which the fund invests (see Note B). Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at March 31, 2019, or at any time during the period then ended.

5. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Institutional Target Retirement 2050 Fund

B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. The FSA provides that expenses otherwise allocable to Vanguard funds-of-funds may be reduced or eliminated to the extent of savings realized by the underlying Vanguard funds by virtue of being part of a fund-of-funds. Accordingly, all expenses for services provided by Vanguard to the fund and all other expenses incurred by the fund during the period ended March 31, 2019, were borne by the underlying Vanguard funds in which the fund invests. The fund’s trustees and officers are also trustees and officers, respectively, of the underlying Vanguard funds, as well as directors and employees, respectively, of Vanguard.

C.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

At March 31, 2019, 100% of the market value of the fund’s investments was determined based on Level 1 inputs.

D.  As of March 31, 2019, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:

Amount ($000)
Tax Cost	12,701,501
Gross Unrealized Appreciation	1,579,809
Gross Unrealized Depreciation	(136,060)
Net Unrealized Appreciation (Depreciation)	1,443,749

Institutional Target Retirement 2050 Fund

E. Capital shares issued and redeemed were:

	Six Months Ended	Year Ended
	March 31, 2019	September 30, 2018
	Shares	Shares
	(000)	(000)
Issued	100,978	196,601
Issued in Lieu of Cash Distributions	12,261	6,899
Redeemed	(17,938)	(51,709)
Net Increase (Decrease) in Shares Outstanding	95,301	151,791

At March 31, 2019, one shareholder was the record or beneficial owner of 31% of the fund’s net assets. If the shareholder were to redeem its investment in the fund, the redemption might lead to the realization of taxable capital gains.

F.  Transactions during the period in affiliated underlying Vanguard funds were as follows:

		Current Period Transactions
	Sept. 30,		Proceeds	Realized				March 31,
	2018		from	Net	Change in		Capital Gain	2019
	Market	Purchases	Securities	Gain	Unrealized		Distributions	Market
	Value	at Cost	Sold	(Loss )	App. (Dep. )	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Market Liquidity Fund	681	NA1	NA1	—	1	92	—	9,610
Vanguard Total Bond Market II Index Fund	876,026	216,966	108,198	(830)	29,373	13,087	—	1,013,337
Vanguard Total International Bond Index Fund	358,043	54,695	14,814	(119)	9,483	8,924	—	407,288
Vanguard Total International Stock Index Fund	4,437,779	763,182	—	3,121	(150,483)	56,799	—	5,053,599
Vanguard Total Stock Market Index Fund	6,661,087	1,154,600	6,978	48	(147,341)	74,645	—	7,661,416
Total	12,333,616	2,189,443	129,990	2,220	(258,967)	153,547	—	14,145,250

1 Not applicable—purchases and sales are for temporary cash investment purposes.

G. Management has determined that no events or transactions occurred subsequent to March 31, 2019, that would require recognition or disclosure in these financial statements.

Institutional Target Retirement 2055 Fund

Underlying Vanguard Funds

As of March 31, 2019

Vanguard Total Stock Market Index Fund Institutional Shares	54.3%
Vanguard Total International Stock Index Fund Investor Shares	35.7
Vanguard Total Bond Market II Index Fund Investor Shares	7.1
Vanguard Total International Bond Index Fund Admiral Shares	2.9

Institutional Target Retirement 2055 Fund

Financial Statements (unaudited)

Statement of Net Assets

As of March 31, 2019

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports will be available on the SEC’s website at www.sec.gov.

		Market
		Value•
	Shares	($000)
Investment Companies (99.9%)
U.S. Stock Fund (54.2%)
Vanguard Total Stock Market Index Fund Institutional Shares	50,869,068	3,583,217

International Stock Fund (35.7%)
Vanguard Total International Stock Index Fund Investor Shares	141,400,354	2,357,144

U.S. Bond Fund (7.1%)
[1] Vanguard Total Bond Market II Index Fund Investor Shares	43,892,439	467,454

International Bond Fund (2.9%)
Vanguard Total International Bond Index Fund Admiral Shares	8,540,099	190,359
Total Investment Companies (Cost $6,021,938)		6,598,174
Temporary Cash Investment (0.1%)
Money Market Fund (0.1%)
[1] Vanguard Market Liquidity Fund, 2.554% (Cost $4,631)	46,302	4,631
Total Investments (100.0%) (Cost $6,026,569)		6,602,805
Other Assets and Liabilities (0.0%)
Other Assets		51,673
Liabilities		(50,027)
		1,646
Net Assets (100%)
Applicable to 275,459,813 outstanding $.001 par value shares of beneficial interest (unlimited authorization)		6,604,451
Net Asset Value Per Share		$23.98

Institutional Target Retirement 2055 Fund

Amount
($000)
Statement of Assets and Liabilities
Assets
Investments in Securities, at Value—Affiliated Funds	6,602,805
Receivables for Investment Securities Sold	6,742
Receivables for Accrued Income	1,322
Receivables for Capital Shares Issued	43,609
Total Assets	6,654,478
Liabilities
Payables for Investment Securities Purchased	46,823
Payables for Capital Shares Redeemed	3,204
Total Liabilities	50,027
Net Assets	6,604,451

At March 31, 2019, net assets consisted of:
Amount
($000)
Paid-in Capital	6,001,726
Total Distributable Earnings (Loss)	602,725
Net Assets	6,604,451

•   See Note A in Notes to Financial Statements.

1   Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

See accompanying Notes, which are an integral part of the Financial Statements.

Institutional Target Retirement 2055 Fund

Statement of Operations

Six Months Ended
March 31, 2019
($000)
Investment Income
Income
Income Distributions Received from Affiliated Funds	70,292
Net Investment Income—Note B	70,292
Realized Net Gain (Loss)
Capital Gain Distributions Received from Affiliated Funds	—
Affiliated Funds Sold	1,976
Realized Net Gain (Loss)	1,976
Change in Unrealized Appreciation (Depreciation) from Affiliated Funds	(103,754)
Net Increase (Decrease) in Net Assets Resulting from Operations	(31,486)

See accompanying Notes, which are an integral part of the Financial Statements.

Institutional Target Retirement 2055 Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	March 31,	September 30,
	2019	2018
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	70,292	97,893
Realized Net Gain (Loss)	1,976	(2,031)
Change in Unrealized Appreciation (Depreciation)	(103,754)	285,834
Net Increase (Decrease) in Net Assets Resulting from Operations	(31,486)	381,696
Distributions
Net Investment Income	(115,930)	(66,180)
Realized Capital Gain[1]	(238)	(970)
Total Distributions	(116,168)	(67,150)
Capital Share Transactions
Issued	1,352,850	2,472,995
Issued in Lieu of Cash Distributions	114,709	66,096
Redeemed	(203,965)	(577,670)
Net Increase (Decrease) from Capital Share Transactions	1,263,594	1,961,421
Total Increase (Decrease)	1,115,940	2,275,967
Net Assets
Beginning of Period	5,488,511	3,212,544
End of Period	6,604,451	5,488,511

1   Includes fiscal 2019 and 2018 short-term gain distributions totaling $214,000 and $939,000, respectively. Short-term gain distributions are treated as ordinary income dividends for tax purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

Institutional Target Retirement 2055 Fund

Financial Highlights

	Six Months				June 26,
	Ended				2015[1] to
	March 31,	Year Ended September 30,			Sept. 30,
For a Share Outstanding Throughout Each Period	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$24.92	$23.10	$20.11	$18.08	$20.00
Investment Operations
Net Investment Income[2]	.286	.547	.506	.470	.157
Capital Gain Distributions Received[2]	—	—	.001	.001	—
Net Realized and Unrealized Gain (Loss) on Investments	(.739)	1.709	2.845	1.718	(2.077)
Total from Investment Operations	(.453)	2.256	3.352	2.189	(1.920)
Distributions
Dividends from Net Investment Income	(.486)	(.430)	(.360)	(.158)	—
Distributions from Realized Capital Gains	(.001)	(.006)	(.002)	(.001)	—
Total Distributions	(.487)	(.436)	(.362)	(.159)	—
Net Asset Value, End of Period	$23.98	$24.92	$23.10	$20.11	$18.08

Total Return	-1.58%	9.84%	16.95%	12.16%	-9.60%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$6,604	$5,489	$3,213	$1,527	$373
Ratio of Total Expenses to Average Net Assets	—	—	—	—	—
Acquired Fund Fees and Expenses	0.09%	0.09%	0.09%	0.10%	0.10%[3]
Ratio of Net Investment Income to Average Net Assets	2.48%	2.26%	2.36%	2.47%	3.05%[3]
Portfolio Turnover Rate	2%	5%	6%	1%	1%

The expense ratio, acquired fund fees and expenses, net investment income ratio, and turnover rate for the current period have been annualized.

1 Inception.

2 Calculated based on average shares outstanding.

3 Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

Institutional Target Retirement 2055 Fund

Notes to Financial Statements

Vanguard Institutional Target Retirement 2055 Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund follows a balanced investment strategy by investing in selected Vanguard funds to achieve its targeted allocation of assets to U.S. and international stocks, and U.S. and international bonds. Financial statements and other information about each underlying fund are available on vanguard.com.

A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (September 30, 2015–2018), and for the period ended March 31, 2019, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

4. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and borne by the funds in which the fund invests (see Note B). Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at March 31, 2019, or at any time during the period then ended.

5. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. The FSA provides that expenses otherwise allocable to Vanguard funds-of-funds may be reduced or eliminated to the extent of savings realized by the underlying Vanguard funds by virtue of being part of a fund-of-funds. Accordingly, all expenses for services

Institutional Target Retirement 2055 Fund

provided by Vanguard to the fund and all other expenses incurred by the fund during the period ended March 31, 2019, were borne by the underlying Vanguard funds in which the fund invests. The fund’s trustees and officers are also trustees and officers, respectively, of the underlying Vanguard funds, as well as directors and employees, respectively, of Vanguard.

C.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

At March 31, 2019, 100% of the market value of the fund’s investments was determined based on Level 1 inputs.

D.  As of March 31, 2019, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:

Amount ($000)
Tax Cost	6,026,569
Gross Unrealized Appreciation	644,234
Gross Unrealized Depreciation	(67,998)
Net Unrealized Appreciation (Depreciation)	576,236

E. Capital shares issued and redeemed were:

	Six Months Ended	Year Ended
	March 31, 2019	September 30, 2018
	Shares	Shares
	(000)	(000)
Issued	58,590	102,186
Issued in Lieu of Cash Distributions	5,370	2,762
Redeemed	(8,729)	(23,816)
Net Increase (Decrease) in Shares Outstanding	55,231	81,132

At March 31, 2019, one shareholder was the record or beneficial owner of 29% of the fund’s net assets. If the shareholder were to redeem its investment in the fund, the redemption might lead to the realization of taxable capital gains.

Institutional Target Retirement 2055 Fund

F.  Transactions during the period in affiliated underlying Vanguard funds were as follows:

		Current Period Transactions
	Sept. 30,		Proceeds	Realized					March 31,
	2018		from	Net		Change in		Capital Gain	2019
	Market	Purchases	Securities	Gain		Unrealized		Distributions	Market
	Value	at Cost	Sold	(Loss	)	App. (Dep. )	Income	Received	Value
	($000)	($000)	($000)	($000)		($000)	($000)	($000)	($000)
Vanguard Market Liquidity Fund	1,254	NA1	NA1	—		1	51	—	4,631
Vanguard Total Bond Market II Index Fund	389,697	113,130	48,679	133		13,173	5,978	—	467,454
Vanguard Total International Bond Index Fund	158,470	28,554	1,000	—		4,335	4,004	—	190,359
Vanguard Total International Stock Index Fund	1,970,859	449,840	1,042	1,798		(64,311)	25,916	—	2,357,144
Vanguard Total Stock Market Index Fund	2,959,172	680,952	—	45		(56,952)	34,343	—	3,583,217
Total	5,479,452	1,272,476	50,721	1,976		(103,754)	70,292	—	6,602,805

1 Not applicable—purchases and sales are for temporary cash investment purposes.

G. Management has determined that no events or transactions occurred subsequent to March 31, 2019, that would require recognition or disclosure in these financial statements.

Institutional Target Retirement 2060 Fund

Underlying Vanguard Funds

As of March 31, 2019

Vanguard Total Stock Market Index Fund Institutional Shares	54.3%
Vanguard Total International Stock Index Fund Investor Shares	35.7
Vanguard Total Bond Market II Index Fund Investor Shares	7.1
Vanguard Total International Bond Index Fund Admiral Shares	2.9

Institutional Target Retirement 2060 Fund

Financial Statements (unaudited)

Statement of Net Assets

As of March 31, 2019

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports will be available on the SEC’s website at www.sec.gov.

		Market
		Value•
	Shares	($000)
Investment Companies (99.9%)
U.S. Stock Fund (54.3%)
Vanguard Total Stock Market Index Fund Institutional Shares	15,273,059	1,075,834

International Stock Fund (35.6%)
Vanguard Total International Stock Index Fund Investor Shares	42,367,123	706,260

U.S. Bond Fund (7.1%)
[1] Vanguard Total Bond Market II Index Fund Investor Shares	13,129,799	139,833

International Bond Fund (2.9%)
Vanguard Total International Bond Index Fund Admiral Shares	2,567,515	57,230
Total Investment Companies (Cost $1,838,074)		1,979,157
Temporary Cash Investment (0.1%)
Money Market Fund (0.1%)
[1] Vanguard Market Liquidity Fund, 2.554% (Cost $2,689)	26,887	2,689
Total Investments (100.0%) (Cost $1,840,763)		1,981,846
Other Assets and Liabilities (0.0%)
Other Assets		21,575
Liabilities		(21,653)
		(78)
Net Assets (100%)
Applicable to 82,634,513 outstanding $.001 par value shares of beneficial interest (unlimited authorization)		1,981,768
Net Asset Value Per Share		$23.98

Institutional Target Retirement 2060 Fund

Amount
($000)
Statement of Assets and Liabilities
Assets
Investments in Securities, at Value—Affiliated Funds	1,981,846
Receivables for Investment Securities Sold	2,197
Receivables for Accrued Income	394
Receivables for Capital Shares Issued	18,984
Total Assets	2,003,421
Liabilities
Payables for Investment Securities Purchased	20,795
Payables for Capital Shares Redeemed	858
Total Liabilities	21,653
Net Assets	1,981,768

At March 31, 2019, net assets consisted of:
Amount
($000)
Paid-in Capital	1,832,792
Total Distributable Earnings (Loss)	148,976
Net Assets	1,981,768

•       See Note A in Notes to Financial Statements.

1       Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

See accompanying Notes, which are an integral part of the Financial Statements.

Institutional Target Retirement 2060 Fund

Statement of Operations

Six Months Ended
March 31, 2019
($000)
Investment Income
Income
Income Distributions Received from Affiliated Funds	20,505
Net Investment Income—Note B	20,505
Realized Net Gain (Loss)
Capital Gain Distributions Received from Affiliated Funds	—
Affiliated Funds Sold	768
Realized Net Gain (Loss)	768
Change in Unrealized Appreciation (Depreciation) from Affiliated Funds	(24,200)
Net Increase (Decrease) in Net Assets Resulting from Operations	(2,927)

See accompanying Notes, which are an integral part of the Financial Statements.

Institutional Target Retirement 2060 Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	March 31,	September 30,
	2019	2018
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	20,505	26,781
Realized Net Gain (Loss)	768	(807)
Change in Unrealized Appreciation (Depreciation)	(24,200)	74,473
Net Increase (Decrease) in Net Assets Resulting from Operations	(2,927)	100,447
Distributions
Net Investment Income	(32,688)	(16,365)
Realized Capital Gain[1]	(55)	(152)
Total Distributions	(32,743)	(16,517)
Capital Share Transactions
Issued	561,455	821,039
Issued in Lieu of Cash Distributions	32,169	16,151
Redeemed	(111,183)	(195,143)
Net Increase (Decrease) from Capital Share Transactions	482,441	642,047
Total Increase (Decrease)	446,771	725,977
Net Assets
Beginning of Period	1,534,997	809,020
End of Period	1,981,768	1,534,997

1 Includes fiscal 2019 and 2018 short-term gain distributions totaling $41,000 and $144,000, respectively. Short-term gain distributions are treated as ordinary income dividends for tax purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

Institutional Target Retirement 2060 Fund

Financial Highlights

	Six Months				June 26,
	Ended				2015[1] to
	March 31,	Year Ended September 30,			Sept. 30,
For a Share Outstanding Throughout Each Period	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$24.92	$23.08	$20.10	$18.07	$20.00
Investment Operations
Net Investment Income[2]	.290	.554	.511	.466	.135
Capital Gain Distributions Received[2]	—	—	.001	.001	—
Net Realized and Unrealized Gain (Loss) on Investments	(.753)	1.699	2.828	1.729	(2.065)
Total from Investment Operations	(.463)	2.253	3.340	2.196	(1.930)
Distributions
Dividends from Net Investment Income	(.476)	(.409)	(.359)	(.165)	—
Distributions from Realized Capital Gains	(.001)	(.004)	(.001)	(.001)	—
Total Distributions	(.477)	(.413)	(.360)	(.166)	—
Net Asset Value, End of Period	$23.98	$24.92	$23.08	$20.10	$18.07

Total Return	-1.62%	9.83%	16.90%	12.21%	-9.65%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,982	$1,535	$809	$334	$95
Ratio of Total Expenses to Average Net Assets	—	—	—	—	—
Acquired Fund Fees and Expenses	0.09%	0.09%	0.09%	0.10%	0.10%[3]
Ratio of Net Investment Income to Average Net Assets	2.51%	2.29%	2.38%	2.45%	2.53%[3]
Portfolio Turnover Rate	3%	5%	7%	4%	4%

The expense ratio, acquired fund fees and expenses, net investment income ratio, and turnover rate for the current period have been annualized.

1 Inception.

2 Calculated based on average shares outstanding.

3 Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

Institutional Target Retirement 2060 Fund

Notes to Financial Statements

Vanguard Institutional Target Retirement 2060 Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund follows a balanced investment strategy by investing in selected Vanguard funds to achieve its targeted allocation of assets to U.S. and international stocks, and U.S. and international bonds. Financial statements and other information about each underlying fund are available on vanguard.com.

A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (September 30, 2015–2018), and for the period ended March 31, 2019, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

4. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and borne by the funds in which the fund invests (see Note B). Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at March 31, 2019, or at any time during the period then ended.

5. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. The FSA provides that expenses otherwise allocable to Vanguard funds-of-funds may be reduced or eliminated to the extent of savings realized by the underlying Vanguard funds by virtue of being part of a fund-of-funds. Accordingly, all expenses for services

Institutional Target Retirement 2060 Fund

provided by Vanguard to the fund and all other expenses incurred by the fund during the period ended March 31, 2019, were borne by the underlying Vanguard funds in which the fund invests. The fund’s trustees and officers are also trustees and officers, respectively, of the underlying Vanguard funds, as well as directors and employees, respectively, of Vanguard.

C.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

At March 31, 2019, 100% of the market value of the fund’s investments was determined based on Level 1 inputs.

D.  As of March 31, 2019, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	1,840,763
Gross Unrealized Appreciation	163,137
Gross Unrealized Depreciation	(22,054)
Net Unrealized Appreciation (Depreciation)	141,083

E. Capital shares issued and redeemed were:

	Six Months Ended	Year Ended
	March 31, 2019	September 30, 2018
	Shares	Shares
	(000)	(000)
Issued	24,276	33,921
Issued in Lieu of Cash Distributions	1,505	675
Redeemed	(4,751)	(8,051)
Net Increase (Decrease) in Shares Outstanding	21,030	26,545

At March 31, 2019, one shareholder was the record or beneficial owner of 27% of the fund’s net assets. If the shareholder were to redeem its investment in the fund, the redemption might lead to the realization of taxable capital gains.

Institutional Target Retirement 2060 Fund

F.  Transactions during the period in affiliated underlying Vanguard funds were as follows:

		Current Period Transactions
	Sept. 30,		Proceeds	Realized					March 31,
	2018		from	Net		Change in		Capital Gain	2019
	Market	Purchases	Securities	Gain		Unrealized		Distributions	Market
	Value	at Cost	Sold	(Loss	)	App. (Dep. )	Income	Received	Value
	($000)	($000)	($000)	($000)		($000)	($000)	($000)	($000)
Vanguard Market Liquidity Fund	168	NA1	NA1	—		—	23	—	2,689
Vanguard Total Bond Market II Index Fund	107,292	43,489	14,908	34		3,926	1,705	—	139,833
Vanguard Total International Bond Index Fund	45,856	10,911	803	9		1,257	1,166	—	57,230
Vanguard Total International Stock Index Fund	551,024	173,672	2,611	685		(16,510)	7,541	—	706,260
Vanguard Total Stock Market Index Fund	826,369	268,854	6,556	40		(12,873)	10,070	—	1,075,834
Total	1,530,709	496,926	24,878	768		(24,200)	20,505	—	1,981,846

1 Not applicable—purchases and sales are for temporary cash investment purposes.

G. Management has determined that no events or transactions occurred subsequent to March 31, 2019, that would require recognition or disclosure in these financial statements.

Institutional Target Retirement 2065 Fund

Underlying Vanguard Funds

As of March 31, 2019

Vanguard Total Stock Market Index Fund Institutional Shares	54.2%
Vanguard Total International Stock Index Fund Investor Shares	35.9
Vanguard Total Bond Market II Index Fund Investor Shares	7.0
Vanguard Total International Bond Index Fund Admiral Shares	2.9

Institutional Target Retirement 2065 Fund

Financial Statements (unaudited)

Statement of Net Assets

As of March 31, 2019

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports will be available on the SEC’s website at www.sec.gov.

		Market
		Value•
	Shares	($000)
Investment Companies (99.9%)
U.S. Stock Fund (54.1%)
Vanguard Total Stock Market Index Fund Institutional Shares	1,279,836	90,151

International Stock Fund (35.9%)
Vanguard Total International Stock Index Fund Investor Shares	3,586,429	59,786

U.S. Bond Fund (7.0%)
[1] Vanguard Total Bond Market II Index Fund Investor Shares	1,097,336	11,687

International Bond Fund (2.9%)
Vanguard Total International Bond Index Fund Admiral Shares	217,453	4,847
Total Investment Companies (Cost $164,639)		166,471
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
[1] Vanguard Market Liquidity Fund, 2.554% (Cost $1)	7	1
Total Investments (99.9%) (Cost $164,640)		166,472
Other Assets and Liabilities (0.1%)
Other Assets		2,016
Liabilities		(1,817)
		199
Net Assets (100%)
Applicable to 7,599,290 outstanding $.001 par value shares of beneficial interest (unlimited authorization)		166,671
Net Asset Value Per Share		$21.93

Institutional Target Retirement 2065 Fund

Amount
($000)
Statement of Assets and Liabilities
Assets
Investments in Securities, at Value—Affiliated Funds	166,472
Receivables for Accrued Income	34
Receivables for Capital Shares Issued	1,982
Total Assets	168,488
Liabilities
Payables for Investment Securities Purchased	1,309
Payables for Capital Shares Redeemed	62
Other Liabilities	446
Total Liabilities	1,817
Net Assets	166,671

At March 31, 2019, net assets consisted of:
Amount
($000)
Paid-in Capital	164,157
Total Distributable Earnings (Loss)	2,514
Net Assets	166,671

•   See Note A in Notes to Financial Statements.

1   Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

See accompanying Notes, which are an integral part of the Financial Statements.

Institutional Target Retirement 2065 Fund

Statement of Operations

Six Months Ended
March 31, 2019
($000)
Investment Income
Income
Income Distributions Received from Affiliated Funds	1,594
Net Investment Income—Note B	1,594
Realized Net Gain (Loss)
Capital Gain Distributions Received from Affiliated Funds	—
Affiliated Funds Sold	42
Realized Net Gain (Loss)	42
Change in Unrealized Appreciation (Depreciation) from Affiliated Funds	(385)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,251

See accompanying Notes, which are an integral part of the Financial Statements.

Institutional Target Retirement 2065 Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	March 31,	September 30,
	2019	2018
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	1,594	1,185
Realized Net Gain (Loss)	42	(44)
Change in Unrealized Appreciation (Depreciation)	(385)	2,145
Net Increase (Decrease) in Net Assets Resulting from Operations	1,251	3,286
Distributions
Net Investment Income	(1,981)	(131)
Realized Capital Gain[1]	—	(3)
Total Distributions	(1,981)	(134)
Capital Share Transactions
Issued	94,405	125,010
Issued in Lieu of Cash Distributions	1,977	133
Redeemed	(25,885)	(36,854)
Net Increase (Decrease) from Capital Share Transactions	70,497	88,289
Total Increase (Decrease)	69,767	91,441
Net Assets
Beginning of Period	96,904	5,463
End of Period	166,671	96,904

1   Includes fiscal 2019 and 2018 short-term gain distributions totaling $0 and $3,000, respectively. Short-term gain distributions are treated as ordinary income dividends for tax purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

Institutional Target Retirement 2065 Fund

Financial Highlights

	Six Months	Year	July 12,
	Ended	Ended	2017[1] to
	March 31,	Sept. 30,	Sept. 30,
For a Share Outstanding Throughout Each Period	2019	2018	2017
Net Asset Value, Beginning of Period	$22.69	$20.80	$20.00
Investment Operations
Net Investment Income[2]	.272	.555	.197
Capital Gain Distributions Received[2]	—	—	—
Net Realized and Unrealized Gain (Loss) on Investments	(.677)	1.503	.603
Total from Investment Operations	(.405)	2.058	.800
Distributions
Dividends from Net Investment Income	(.355)	(.165)	—
Distributions from Realized Capital Gains	—	(.003)	—
Total Distributions	(.355)	(.168)	—
Net Asset Value, End of Period	$21.93	$22.69	$20.80

Total Return	-1.59%	9.93%	4.00%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$167	$97	$5
Ratio of Total Expenses to Average Net Assets	—	—	—
Acquired Fund Fees and Expenses	0.09%	0.09%	0.09%[3]
Ratio of Net Investment Income to Average Net Assets	2.58%	2.51%	4.33%[3]
Portfolio Turnover Rate	7%	28%	133%

The expense ratio, acquired fund fees and expenses, net investment income ratio, and turnover rate for the current period have been annualized.

1 Inception.

2 Calculated based on average shares outstanding.

3 Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

Institutional Target Retirement 2065 Fund

Notes to Financial Statements

Vanguard Institutional Target Retirement 2065 Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund follows a balanced investment strategy by investing in selected Vanguard funds to achieve its targeted allocation of assets to U.S. and international stocks, and U.S. and international bonds. Financial statements and other information about each underlying fund are available on vanguard.com.

A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (September 30, 2017–2018), and for the period ended March 31, 2019, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

4. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and borne by the funds in which the fund invests (see Note B). Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at March 31, 2019, or at any time during the period then ended.

5. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. The FSA provides that expenses otherwise allocable to Vanguard funds-of-funds may be reduced or eliminated to the extent of savings realized by the underlying Vanguard funds by virtue of being part of a fund-of-funds. Accordingly, all expenses for services

Institutional Target Retirement 2065 Fund

provided by Vanguard to the fund and all other expenses incurred by the fund during the period ended March 31, 2019, were borne by the underlying Vanguard funds in which the fund invests. The fund’s trustees and officers are also trustees and officers, respectively, of the underlying Vanguard funds, as well as directors and employees, respectively, of Vanguard.

C.      Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

At March 31, 2019, 100% of the market value of the fund’s investments was determined based on Level 1 inputs.

D.      As of March 31, 2019, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	164,640
Gross Unrealized Appreciation	4,763
Gross Unrealized Depreciation	(2,931)
Net Unrealized Appreciation (Depreciation)	1,832

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at September 30, 2018, the fund had available capital losses totaling $45,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending September 30, 2019; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

E.      Capital shares issued and redeemed were:

	Six Months Ended	Year Ended
	March 31, 2019	September 30, 2018
	Shares	Shares
	(000)	(000)
Issued	4,456	5,679
Issued in Lieu of Cash Distributions	101	6
Redeemed	(1,228)	(1,677)
Net Increase (Decrease) in Shares Outstanding	3,329	4,008

Institutional Target Retirement 2065 Fund

F.       Transactions during the period in affiliated underlying Vanguard funds were as follows:

		Current Period Transactions
	Sept. 30,		Proceeds	Realized					March 31,
	2018		from	Net		Change in		Capital Gain	2019
	Market	Purchases	Securities	Gain		Unrealized		Distributions	Market
	Value	at Cost	Sold	(Loss	)	App. (Dep. )	Income	Received	Value
	($000)	($000)	($000)	($000)		($000)	($000)	($000)	($000)
Vanguard Market Liquidity Fund	1	NA1	NA1	—		—	4	—	1
Vanguard Total Bond Market II Index Fund	6,766	5,766	1,166	2		319	128	—	11,687
Vanguard Total International Bond Index Fund	2,892	2,155	306	—		106	84	—	4,847
Vanguard Total International Stock Index Fund	34,517	27,791	1,857	39		(704)	578	—	59,786
Vanguard Total Stock Market Index Fund	52,345	39,193	1,282	1		(106)	800	—	90,151
Total	96,521	74,905	4,611	42		(385)	1,594	—	166,472

1 Not applicable—purchases and sales are for temporary cash investment purposes.

G.     Management has determined that no events or transactions occurred subsequent to March 31, 2019, that would require recognition or disclosure in these financial statements.

Trustees Approve Advisory Arrangements

The board of trustees of Vanguard Institutional Target Retirement Funds has renewed each fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Equity Index Group. The board determined that continuing each fund’s internalized management structure was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received monthly reports, which included a Market and Economic Report, a Fund Dashboard Monthly Summary, and a Fund Performance Report.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of the investment management services provided to the funds and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Equity Index Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangements.

Investment performance

The board considered the performance of each fund since its inception in 2015, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that the advisory arrangements should continue.

Cost

The board concluded that the funds’ acquired fund fees and expenses were well below the expense ratios charged by funds in their respective peer groups. The funds do not incur advisory expenses directly; however, the board noted that each of the underlying funds in which the funds invest has advisory expenses well below the relevant peer-group average.

The board did not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The board concluded that Vanguard’s arrangements with the Institutional Target Retirement Funds and their underlying funds ensure that the funds will realize economies of scale as the assets of the underlying funds grow, with the cost to shareholders declining as assets increase.

The board will consider whether to renew the advisory arrangements again after a one-year period.

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Valley Forge, PA 19482-2600

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This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.

You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or sec.gov.

You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.

© 2019 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q6732B 052019

Item 2: Code of Ethics.

Not Applicable.

Item 3: Audit Committee Financial Expert.

Not Applicable.

Item 4: Principal Accountant Fees and Services.

(a)        Audit Fees.

Not Applicable.

Item 5: Audit Committee of Listed Registrants.

Not Applicable.

Item 6: Investments.

Not Applicable.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not Applicable.

Item 13: Exhibits.

(a)         Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD CHESTER FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*

MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date:  May 17, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD CHESTER FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*

MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: May 17, 2019

VANGUARD CHESTER FUNDS

BY:	/s/ THOMAS J. HIGGINS*

THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: May 17, 2019

* By: /s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney filed on January 18, 2018; see file Number 33-32216, Incorporated by Reference.